Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT RESEARCH FUND INC
Entity Central Index Key	0000887194
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000019088
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class A
Trading Symbol	LAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.52%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500 Index
11/30/2015	$9,425	$10,000
12/31/2015	$9,340	$9,842
1/31/2016	$9,192	$9,354
2/29/2016	$9,269	$9,341
3/31/2016	$9,906	$9,975
4/30/2016	$9,949	$10,014
5/31/2016	$10,148	$10,193
6/30/2016	$10,391	$10,220
7/31/2016	$10,548	$10,597
8/31/2016	$10,505	$10,612
9/30/2016	$10,469	$10,614
10/31/2016	$10,233	$10,420
11/30/2016	$10,613	$10,806
12/31/2016	$10,753	$11,019
1/31/2017	$10,830	$11,228
2/28/2017	$11,253	$11,674
3/31/2017	$11,223	$11,688
4/30/2017	$11,346	$11,808
5/31/2017	$11,532	$11,974
6/30/2017	$11,507	$12,049
7/31/2017	$11,584	$12,297
8/31/2017	$11,577	$12,334
9/30/2017	$11,895	$12,589
10/31/2017	$12,113	$12,882
11/30/2017	$12,667	$13,277
12/31/2017	$12,806	$13,425
1/31/2018	$13,405	$14,194
2/28/2018	$12,698	$13,671
3/31/2018	$12,454	$13,323
4/30/2018	$12,404	$13,374
5/31/2018	$12,546	$13,696
6/30/2018	$12,609	$13,781
7/31/2018	$13,163	$14,294
8/31/2018	$13,465	$14,759
9/30/2018	$13,669	$14,843
10/31/2018	$12,751	$13,829
11/30/2018	$13,264	$14,111
12/31/2018	$12,200	$12,837
1/31/2019	$12,846	$13,865
2/28/2019	$13,400	$14,310
3/31/2019	$13,656	$14,588
4/30/2019	$14,058	$15,179
5/31/2019	$13,346	$14,215
6/30/2019	$14,196	$15,216
7/31/2019	$14,480	$15,435
8/31/2019	$14,508	$15,190
9/30/2019	$14,810	$15,475
10/31/2019	$14,736	$15,810
11/30/2019	$15,067	$16,384
12/31/2019	$15,443	$16,878
1/31/2020	$15,298	$16,872
2/29/2020	$14,016	$15,483
3/31/2020	$12,375	$13,570
4/30/2020	$13,769	$15,310
5/31/2020	$14,572	$16,039
6/30/2020	$14,747	$16,358
7/31/2020	$15,524	$17,281
8/31/2020	$16,475	$18,523
9/30/2020	$16,155	$17,819
10/31/2020	$15,766	$17,345
11/30/2020	$17,343	$19,244
12/31/2020	$17,836	$19,984
1/31/2021	$17,337	$19,782
2/28/2021	$17,846	$20,327
3/31/2021	$18,597	$21,218
4/30/2021	$19,507	$22,350
5/31/2021	$19,807	$22,506
6/30/2021	$19,992	$23,032
7/31/2021	$20,533	$23,579
8/31/2021	$21,174	$24,296
9/30/2021	$20,017	$23,166
10/31/2021	$21,543	$24,789
11/30/2021	$21,322	$24,617
12/31/2021	$22,414	$25,720
1/31/2022	$20,976	$24,389
2/28/2022	$20,338	$23,659
3/31/2022	$20,906	$24,537
4/30/2022	$19,390	$22,398
5/31/2022	$19,455	$22,439
6/30/2022	$18,318	$20,587
7/31/2022	$19,883	$22,485
8/31/2022	$19,089	$21,568
9/30/2022	$17,514	$19,581
10/31/2022	$19,027	$21,167
11/30/2022	$20,193	$22,350
12/31/2022	$19,381	$21,062
1/31/2023	$20,000	$22,385
2/28/2023	$19,576	$21,839
3/31/2023	$19,869	$22,641
4/30/2023	$20,316	$22,994
5/31/2023	$19,857	$23,094
6/30/2023	$21,047	$24,620
7/31/2023	$21,518	$25,411
8/31/2023	$21,461	$25,007
9/30/2023	$20,444	$23,814
10/31/2023	$20,052	$23,314
11/30/2023	$21,723	$25,443
12/31/2023	$22,549	$26,599
1/31/2024	$23,002	$27,046
2/29/2024	$24,245	$28,490
3/31/2024	$24,975	$29,406
4/30/2024	$23,812	$28,205
5/31/2024	$25,022	$29,604
6/30/2024	$25,741	$30,666
7/31/2024	$26,417	$31,039
8/31/2024	$27,256	$31,792
9/30/2024	$27,683	$32,471
10/31/2024	$27,578	$32,177
11/30/2024	$28,944	$34,066
12/31/2024	$27,585	$33,254
1/31/2025	$28,330	$34,180
2/28/2025	$28,415	$33,734
3/31/2025	$26,963	$31,833
4/30/2025	$26,865	$31,617
5/31/2025	$28,149	$33,607
6/30/2025	$29,312	$35,316
7/31/2025	$29,863	$36,109
8/31/2025	$30,403	$36,841
9/30/2025	$31,386	$38,185
10/31/2025	$31,448	$39,079
11/30/2025	$31,988	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	10.52%	13.02%	13.00%
Class A with sales charge	4.17%	11.69%	12.33%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019090
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class C
Trading Symbol	LAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.74%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,905	$9,842
1/31/2016	$9,739	$9,354
2/29/2016	$9,822	$9,341
3/31/2016	$10,479	$9,975
4/30/2016	$10,517	$10,014
5/31/2016	$10,729	$10,193
6/30/2016	$10,978	$10,220
7/31/2016	$11,137	$10,597
8/31/2016	$11,084	$10,612
9/30/2016	$11,034	$10,614
10/31/2016	$10,782	$10,420
11/30/2016	$11,171	$10,806
12/31/2016	$11,317	$11,019
1/31/2017	$11,390	$11,228
2/28/2017	$11,824	$11,674
3/31/2017	$11,795	$11,688
4/30/2017	$11,910	$11,808
5/31/2017	$12,099	$11,974
6/30/2017	$12,065	$12,049
7/31/2017	$12,139	$12,297
8/31/2017	$12,123	$12,334
9/30/2017	$12,446	$12,589
10/31/2017	$12,669	$12,882
11/30/2017	$13,246	$13,277
12/31/2017	$13,378	$13,425
1/31/2018	$13,995	$14,194
2/28/2018	$13,246	$13,671
3/31/2018	$12,981	$13,323
4/30/2018	$12,928	$13,374
5/31/2018	$13,060	$13,696
6/30/2018	$13,124	$13,781
7/31/2018	$13,690	$14,294
8/31/2018	$13,991	$14,759
9/30/2018	$14,197	$14,843
10/31/2018	$13,241	$13,829
11/30/2018	$13,763	$14,111
12/31/2018	$12,646	$12,837
1/31/2019	$13,315	$13,865
2/28/2019	$13,879	$14,310
3/31/2019	$14,131	$14,588
4/30/2019	$14,542	$15,179
5/31/2019	$13,796	$14,215
6/30/2019	$14,670	$15,216
7/31/2019	$14,948	$15,435
8/31/2019	$14,967	$15,190
9/30/2019	$15,264	$15,475
10/31/2019	$15,187	$15,810
11/30/2019	$15,514	$16,384
12/31/2019	$15,887	$16,878
1/31/2020	$15,726	$16,872
2/29/2020	$14,408	$15,483
3/31/2020	$12,716	$13,570
4/30/2020	$14,137	$15,310
5/31/2020	$14,943	$16,039
6/30/2020	$15,117	$16,358
7/31/2020	$15,905	$17,281
8/31/2020	$16,863	$18,523
9/30/2020	$16,537	$17,819
10/31/2020	$16,124	$17,345
11/30/2020	$17,719	$19,244
12/31/2020	$18,218	$19,984
1/31/2021	$17,691	$19,782
2/28/2021	$18,198	$20,327
3/31/2021	$18,963	$21,218
4/30/2021	$19,874	$22,350
5/31/2021	$20,163	$22,506
6/30/2021	$20,350	$23,032
7/31/2021	$20,877	$23,579
8/31/2021	$21,519	$24,296
9/30/2021	$20,325	$23,166
10/31/2021	$21,867	$24,789
11/30/2021	$21,629	$24,617
12/31/2021	$22,726	$25,720
1/31/2022	$21,245	$24,389
2/28/2022	$20,588	$23,659
3/31/2022	$21,156	$24,537
4/30/2022	$19,608	$22,398
5/31/2022	$19,664	$22,439
6/30/2022	$18,501	$20,587
7/31/2022	$20,063	$22,485
8/31/2022	$19,260	$21,568
9/30/2022	$17,654	$19,581
10/31/2022	$19,171	$21,167
11/30/2022	$20,330	$22,350
12/31/2022	$19,498	$21,062
1/31/2023	$20,108	$22,385
2/28/2023	$19,674	$21,839
3/31/2023	$19,956	$22,641
4/30/2023	$20,390	$22,994
5/31/2023	$19,921	$23,094
6/30/2023	$21,096	$24,620
7/31/2023	$21,565	$25,411
8/31/2023	$21,482	$25,007
9/30/2023	$20,452	$23,814
10/31/2023	$20,054	$23,314
11/30/2023	$21,706	$25,443
12/31/2023	$22,518	$26,599
1/31/2024	$22,954	$27,046
2/29/2024	$24,181	$28,490
3/31/2024	$24,901	$29,406
4/30/2024	$23,721	$28,205
5/31/2024	$24,913	$29,604
6/30/2024	$25,609	$30,666
7/31/2024	$26,269	$31,039
8/31/2024	$27,083	$31,792
9/30/2024	$27,484	$32,471
10/31/2024	$27,366	$32,177
11/30/2024	$28,699	$34,066
12/31/2024	$27,339	$33,254
1/31/2025	$28,067	$34,180
2/28/2025	$28,128	$33,734
3/31/2025	$26,674	$31,833
4/30/2025	$26,563	$31,617
5/31/2025	$27,808	$33,607
6/30/2025	$28,942	$35,316
7/31/2025	$29,472	$36,109
8/31/2025	$29,977	$36,841
9/30/2025	$30,939	$38,185
10/31/2025	$30,976	$39,079
11/30/2025	$31,493	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	9.74%	12.19%	12.16%
Class C with sales charge	8.74%	12.19%	12.16%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054712
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F
Trading Symbol	LAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.79%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,914	$9,842
1/31/2016	$9,756	$9,354
2/29/2016	$9,846	$9,341
3/31/2016	$10,512	$9,975
4/30/2016	$10,557	$10,014
5/31/2016	$10,776	$10,193
6/30/2016	$11,038	$10,220
7/31/2016	$11,205	$10,597
8/31/2016	$11,160	$10,612
9/30/2016	$11,119	$10,614
10/31/2016	$10,868	$10,420
11/30/2016	$11,272	$10,806
12/31/2016	$11,433	$11,019
1/31/2017	$11,507	$11,228
2/28/2017	$11,965	$11,674
3/31/2017	$11,938	$11,688
4/30/2017	$12,070	$11,808
5/31/2017	$12,259	$11,974
6/30/2017	$12,245	$12,049
7/31/2017	$12,328	$12,297
8/31/2017	$12,320	$12,334
9/30/2017	$12,664	$12,589
10/31/2017	$12,904	$12,882
11/30/2017	$13,493	$13,277
12/31/2017	$13,637	$13,425
1/31/2018	$14,276	$14,194
2/28/2018	$13,531	$13,671
3/31/2018	$13,268	$13,323
4/30/2018	$13,223	$13,374
5/31/2018	$13,374	$13,696
6/30/2018	$13,447	$13,781
7/31/2018	$14,037	$14,294
8/31/2018	$14,368	$14,759
9/30/2018	$14,582	$14,843
10/31/2018	$13,612	$13,829
11/30/2018	$14,169	$14,111
12/31/2018	$13,029	$12,837
1/31/2019	$13,727	$13,865
2/28/2019	$14,319	$14,310
3/31/2019	$14,588	$14,588
4/30/2019	$15,026	$15,179
5/31/2019	$14,266	$14,215
6/30/2019	$15,180	$15,216
7/31/2019	$15,483	$15,435
8/31/2019	$15,522	$15,190
9/30/2019	$15,841	$15,475
10/31/2019	$15,772	$15,810
11/30/2019	$16,126	$16,384
12/31/2019	$16,522	$16,878
1/31/2020	$16,378	$16,872
2/29/2020	$15,008	$15,483
3/31/2020	$13,261	$13,570
4/30/2020	$14,750	$15,310
5/31/2020	$15,609	$16,039
6/30/2020	$15,812	$16,358
7/31/2020	$16,643	$17,281
8/31/2020	$17,660	$18,523
9/30/2020	$17,335	$17,819
10/31/2020	$16,908	$17,345
11/30/2020	$18,605	$19,244
12/31/2020	$19,140	$19,984
1/31/2021	$18,606	$19,782
2/28/2021	$19,151	$20,327
3/31/2021	$19,972	$21,218
4/30/2021	$20,958	$22,350
5/31/2021	$21,279	$22,506
6/30/2021	$21,484	$23,032
7/31/2021	$22,074	$23,579
8/31/2021	$22,761	$24,296
9/30/2021	$21,519	$23,166
10/31/2021	$23,165	$24,789
11/30/2021	$22,939	$24,617
12/31/2021	$24,117	$25,720
1/31/2022	$22,565	$24,389
2/28/2022	$21,881	$23,659
3/31/2022	$22,509	$24,537
4/30/2022	$20,872	$22,398
5/31/2022	$20,954	$22,439
6/30/2022	$19,739	$20,587
7/31/2022	$21,417	$22,485
8/31/2022	$20,578	$21,568
9/30/2022	$18,884	$19,581
10/31/2022	$20,508	$21,167
11/30/2022	$21,781	$22,350
12/31/2022	$20,907	$21,062
1/31/2023	$21,570	$22,385
2/28/2023	$21,115	$21,839
3/31/2023	$21,448	$22,641
4/30/2023	$21,941	$22,994
5/31/2023	$21,436	$23,094
6/30/2023	$22,720	$24,620
7/31/2023	$23,250	$25,411
8/31/2023	$23,176	$25,007
9/30/2023	$22,092	$23,814
10/31/2023	$21,683	$23,314
11/30/2023	$23,489	$25,443
12/31/2023	$24,384	$26,599
1/31/2024	$24,870	$27,046
2/29/2024	$26,230	$28,490
3/31/2024	$27,036	$29,406
4/30/2024	$25,773	$28,205
5/31/2024	$27,086	$29,604
6/30/2024	$27,868	$30,666
7/31/2024	$28,607	$31,039
8/31/2024	$29,534	$31,792
9/30/2024	$29,990	$32,471
10/31/2024	$29,877	$32,177
11/30/2024	$31,370	$34,066
12/31/2024	$29,908	$33,254
1/31/2025	$30,721	$34,180
2/28/2025	$30,813	$33,734
3/31/2025	$29,237	$31,833
4/30/2025	$29,145	$31,617
5/31/2025	$30,539	$33,607
6/30/2025	$31,813	$35,316
7/31/2025	$32,419	$36,109
8/31/2025	$33,012	$36,841
9/30/2025	$34,082	$38,185
10/31/2025	$34,161	$39,079
11/30/2025	$34,755	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	10.79%	13.31%	13.27%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188280
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F3
Trading Symbol	LRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.87%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	S&P 500 Index
4/4/2017	$10,000	$10,000
4/30/2017	$10,123	$10,112
5/31/2017	$10,286	$10,254
6/30/2017	$10,271	$10,318
7/31/2017	$10,347	$10,530
8/31/2017	$10,340	$10,562
9/30/2017	$10,628	$10,780
10/31/2017	$10,828	$11,032
11/30/2017	$11,331	$11,370
12/31/2017	$11,454	$11,496
1/31/2018	$11,991	$12,155
2/28/2018	$11,365	$11,707
3/31/2018	$11,143	$11,409
4/30/2018	$11,106	$11,453
5/31/2018	$11,239	$11,729
6/30/2018	$11,302	$11,801
7/31/2018	$11,792	$12,240
8/31/2018	$12,067	$12,639
9/30/2018	$12,255	$12,711
10/31/2018	$11,442	$11,842
11/30/2018	$11,905	$12,083
12/31/2018	$10,947	$10,992
1/31/2019	$11,534	$11,873
2/28/2019	$12,033	$12,254
3/31/2019	$12,259	$12,493
4/30/2019	$12,631	$12,998
5/31/2019	$11,993	$12,172
6/30/2019	$12,762	$13,030
7/31/2019	$13,014	$13,218
8/31/2019	$13,046	$13,008
9/30/2019	$13,322	$13,252
10/31/2019	$13,265	$13,539
11/30/2019	$13,559	$14,030
12/31/2019	$13,900	$14,453
1/31/2020	$13,772	$14,448
2/29/2020	$12,626	$13,258
3/31/2020	$11,155	$11,621
4/30/2020	$12,408	$13,111
5/31/2020	$13,138	$13,735
6/30/2020	$13,302	$14,008
7/31/2020	$14,000	$14,798
8/31/2020	$14,862	$15,862
9/30/2020	$14,588	$15,259
10/31/2020	$14,233	$14,853
11/30/2020	$15,660	$16,479
12/31/2020	$16,108	$17,113
1/31/2021	$15,656	$16,940
2/28/2021	$16,126	$17,407
3/31/2021	$16,813	$18,169
4/30/2021	$17,640	$19,139
5/31/2021	$17,907	$19,273
6/30/2021	$18,091	$19,723
7/31/2021	$18,582	$20,191
8/31/2021	$19,161	$20,805
9/30/2021	$18,125	$19,838
10/31/2021	$19,511	$21,227
11/30/2021	$19,315	$21,080
12/31/2021	$20,307	$22,025
1/31/2022	$19,009	$20,885
2/28/2022	$18,431	$20,260
3/31/2022	$18,958	$21,012
4/30/2022	$17,589	$19,180
5/31/2022	$17,657	$19,215
6/30/2022	$16,627	$17,629
7/31/2022	$18,050	$19,254
8/31/2022	$17,334	$18,469
9/30/2022	$15,912	$16,768
10/31/2022	$17,281	$18,126
11/30/2022	$18,359	$19,139
12/31/2022	$17,617	$18,036
1/31/2023	$18,178	$19,169
2/28/2023	$17,800	$18,702
3/31/2023	$18,073	$19,388
4/30/2023	$18,492	$19,691
5/31/2023	$18,073	$19,777
6/30/2023	$19,155	$21,083
7/31/2023	$19,596	$21,761
8/31/2023	$19,545	$21,414
9/30/2023	$18,629	$20,393
10/31/2023	$18,280	$19,964
11/30/2023	$19,802	$21,788
12/31/2023	$20,561	$22,777
1/31/2024	$20,976	$23,160
2/29/2024	$22,117	$24,397
3/31/2024	$22,793	$25,182
4/30/2024	$21,732	$24,153
5/31/2024	$22,845	$25,351
6/30/2024	$23,501	$26,260
7/31/2024	$24,127	$26,580
8/31/2024	$24,908	$27,225
9/30/2024	$25,294	$27,806
10/31/2024	$25,210	$27,554
11/30/2024	$26,464	$29,172
12/31/2024	$25,232	$28,476
1/31/2025	$25,920	$29,269
2/28/2025	$25,996	$28,887
3/31/2025	$24,670	$27,260
4/30/2025	$24,593	$27,075
5/31/2025	$25,775	$28,779
6/30/2025	$26,852	$30,243
7/31/2025	$27,357	$30,921
8/31/2025	$27,850	$31,548
9/30/2025	$28,770	$32,700
10/31/2025	$28,836	$33,465
11/30/2025	$29,341	$33,547

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	10.87%	13.38%	13.24%
S&P 500 Index	15.00%	15.28%	15.00%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019092
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class I
Trading Symbol	LAMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.80%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,917	$9,842
1/31/2016	$9,753	$9,354
2/29/2016	$9,850	$9,341
3/31/2016	$10,520	$9,975
4/30/2016	$10,565	$10,014
5/31/2016	$10,789	$10,193
6/30/2016	$11,045	$10,220
7/31/2016	$11,218	$10,597
8/31/2016	$11,172	$10,612
9/30/2016	$11,135	$10,614
10/31/2016	$10,885	$10,420
11/30/2016	$11,286	$10,806
12/31/2016	$11,448	$11,019
1/31/2017	$11,529	$11,228
2/28/2017	$11,984	$11,674
3/31/2017	$11,951	$11,688
4/30/2017	$12,089	$11,808
5/31/2017	$12,277	$11,974
6/30/2017	$12,258	$12,049
7/31/2017	$12,348	$12,297
8/31/2017	$12,340	$12,334
9/30/2017	$12,685	$12,589
10/31/2017	$12,924	$12,882
11/30/2017	$13,517	$13,277
12/31/2017	$13,663	$13,425
1/31/2018	$14,306	$14,194
2/28/2018	$13,549	$13,671
3/31/2018	$13,291	$13,323
4/30/2018	$13,247	$13,374
5/31/2018	$13,397	$13,696
6/30/2018	$13,472	$13,781
7/31/2018	$14,059	$14,294
8/31/2018	$14,387	$14,759
9/30/2018	$14,603	$14,843
10/31/2018	$13,639	$13,829
11/30/2018	$14,183	$14,111
12/31/2018	$13,046	$12,837
1/31/2019	$13,749	$13,865
2/28/2019	$14,337	$14,310
3/31/2019	$14,616	$14,588
4/30/2019	$15,051	$15,179
5/31/2019	$14,287	$14,215
6/30/2019	$15,207	$15,216
7/31/2019	$15,509	$15,435
8/31/2019	$15,547	$15,190
9/30/2019	$15,867	$15,475
10/31/2019	$15,799	$15,810
11/30/2019	$16,150	$16,384
12/31/2019	$16,558	$16,878
1/31/2020	$16,404	$16,872
2/29/2020	$15,034	$15,483
3/31/2020	$13,283	$13,570
4/30/2020	$14,783	$15,310
5/31/2020	$15,636	$16,039
6/30/2020	$15,831	$16,358
7/31/2020	$16,666	$17,281
8/31/2020	$17,698	$18,523
9/30/2020	$17,358	$17,819
10/31/2020	$16,945	$17,345
11/30/2020	$18,641	$19,244
12/31/2020	$19,177	$19,984
1/31/2021	$18,635	$19,782
2/28/2021	$19,188	$20,327
3/31/2021	$20,008	$21,218
4/30/2021	$20,988	$22,350
5/31/2021	$21,307	$22,506
6/30/2021	$21,516	$23,032
7/31/2021	$22,102	$23,579
8/31/2021	$22,796	$24,296
9/30/2021	$21,556	$23,166
10/31/2021	$23,203	$24,789
11/30/2021	$22,979	$24,617
12/31/2021	$24,154	$25,720
1/31/2022	$22,600	$24,389
2/28/2022	$21,921	$23,659
3/31/2022	$22,551	$24,537
4/30/2022	$20,912	$22,398
5/31/2022	$20,993	$22,439
6/30/2022	$19,772	$20,587
7/31/2022	$21,464	$22,485
8/31/2022	$20,606	$21,568
9/30/2022	$18,916	$19,581
10/31/2022	$20,542	$21,167
11/30/2022	$21,820	$22,350
12/31/2022	$20,944	$21,062
1/31/2023	$21,616	$22,385
2/28/2023	$21,164	$21,839
3/31/2023	$21,477	$22,641
4/30/2023	$21,980	$22,994
5/31/2023	$21,477	$23,094
6/30/2023	$22,760	$24,620
7/31/2023	$23,289	$25,411
8/31/2023	$23,227	$25,007
9/30/2023	$22,131	$23,814
10/31/2023	$21,712	$23,314
11/30/2023	$23,522	$25,443
12/31/2023	$24,431	$26,599
1/31/2024	$24,915	$27,046
2/29/2024	$26,269	$28,490
3/31/2024	$27,078	$29,406
4/30/2024	$25,821	$28,205
5/31/2024	$27,128	$29,604
6/30/2024	$27,914	$30,666
7/31/2024	$28,663	$31,039
8/31/2024	$29,573	$31,792
9/30/2024	$30,035	$32,471
10/31/2024	$29,935	$32,177
11/30/2024	$31,423	$34,066
12/31/2024	$29,961	$33,254
1/31/2025	$30,772	$34,180
2/28/2025	$30,864	$33,734
3/31/2025	$29,288	$31,833
4/30/2025	$29,196	$31,617
5/31/2025	$30,599	$33,607
6/30/2025	$31,876	$35,316
7/31/2025	$32,480	$36,109
8/31/2025	$33,058	$36,841
9/30/2025	$34,146	$38,185
10/31/2025	$34,225	$39,079
11/30/2025	$34,818	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	10.80%	13.31%	13.29%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019091
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class P
Trading Symbol	LAMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.34%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,913	$9,842
1/31/2016	$9,749	$9,354
2/29/2016	$9,838	$9,341
3/31/2016	$10,506	$9,975
4/30/2016	$10,551	$10,014
5/31/2016	$10,761	$10,193
6/30/2016	$11,019	$10,220
7/31/2016	$11,185	$10,597
8/31/2016	$11,132	$10,612
9/30/2016	$11,089	$10,614
10/31/2016	$10,840	$10,420
11/30/2016	$11,240	$10,806
12/31/2016	$11,389	$11,019
1/31/2017	$11,462	$11,228
2/28/2017	$11,916	$11,674
3/31/2017	$11,887	$11,688
4/30/2017	$12,009	$11,808
5/31/2017	$12,196	$11,974
6/30/2017	$12,172	$12,049
7/31/2017	$12,253	$12,297
8/31/2017	$12,245	$12,334
9/30/2017	$12,574	$12,589
10/31/2017	$12,812	$12,882
11/30/2017	$13,394	$13,277
12/31/2017	$13,534	$13,425
1/31/2018	$14,164	$14,194
2/28/2018	$13,412	$13,671
3/31/2018	$13,156	$13,323
4/30/2018	$13,104	$13,374
5/31/2018	$13,244	$13,696
6/30/2018	$13,313	$13,781
7/31/2018	$13,894	$14,294
8/31/2018	$14,211	$14,759
9/30/2018	$14,419	$14,843
10/31/2018	$13,455	$13,829
11/30/2018	$13,994	$14,111
12/31/2018	$12,869	$12,837
1/31/2019	$13,546	$13,865
2/28/2019	$14,128	$14,310
3/31/2019	$14,396	$14,588
4/30/2019	$14,817	$15,179
5/31/2019	$14,071	$14,215
6/30/2019	$14,961	$15,216
7/31/2019	$15,249	$15,435
8/31/2019	$15,287	$15,190
9/30/2019	$15,595	$15,475
10/31/2019	$15,518	$15,810
11/30/2019	$15,864	$16,384
12/31/2019	$16,250	$16,878
1/31/2020	$16,099	$16,872
2/29/2020	$14,748	$15,483
3/31/2020	$13,023	$13,570
4/30/2020	$14,489	$15,310
5/31/2020	$15,319	$16,039
6/30/2020	$15,514	$16,358
7/31/2020	$16,326	$17,281
8/31/2020	$17,319	$18,523
9/30/2020	$16,987	$17,819
10/31/2020	$16,571	$17,345
11/30/2020	$18,217	$19,244
12/31/2020	$18,733	$19,984
1/31/2021	$18,202	$19,782
2/28/2021	$18,733	$20,327
3/31/2021	$19,528	$21,218
4/30/2021	$20,488	$22,350
5/31/2021	$20,790	$22,506
6/30/2021	$20,982	$23,032
7/31/2021	$21,546	$23,579
8/31/2021	$22,215	$24,296
9/30/2021	$20,996	$23,166
10/31/2021	$22,597	$24,789
11/30/2021	$22,356	$24,617
12/31/2021	$23,504	$25,720
1/31/2022	$21,985	$24,389
2/28/2022	$21,310	$23,659
3/31/2022	$21,912	$24,537
4/30/2022	$20,313	$22,398
5/31/2022	$20,380	$22,439
6/30/2022	$19,187	$20,587
7/31/2022	$20,825	$22,485
8/31/2022	$19,989	$21,568
9/30/2022	$18,341	$19,581
10/31/2022	$19,913	$21,167
11/30/2022	$21,135	$22,350
12/31/2022	$20,283	$21,062
1/31/2023	$20,925	$22,385
2/28/2023	$20,473	$21,839
3/31/2023	$20,779	$22,641
4/30/2023	$21,243	$22,994
5/31/2023	$20,767	$23,094
6/30/2023	$21,990	$24,620
7/31/2023	$22,490	$25,411
8/31/2023	$22,419	$25,007
9/30/2023	$21,364	$23,814
10/31/2023	$20,946	$23,314
11/30/2023	$22,690	$25,443
12/31/2023	$23,547	$26,599
1/31/2024	$24,016	$27,046
2/29/2024	$25,303	$28,490
3/31/2024	$26,072	$29,406
4/30/2024	$24,855	$28,205
5/31/2024	$26,108	$29,604
6/30/2024	$26,850	$30,666
7/31/2024	$27,550	$31,039
8/31/2024	$28,430	$31,792
9/30/2024	$28,859	$32,471
10/31/2024	$28,750	$32,177
11/30/2024	$30,163	$34,066
12/31/2024	$28,756	$33,254
1/31/2025	$29,525	$34,180
2/28/2025	$29,601	$33,734
3/31/2025	$28,074	$31,833
4/30/2025	$27,972	$31,617
5/31/2025	$29,299	$33,607
6/30/2025	$30,522	$35,316
7/31/2025	$31,091	$36,109
8/31/2025	$31,635	$36,841
9/30/2025	$32,661	$38,185
10/31/2025	$32,712	$39,079
11/30/2025	$33,282	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	10.34%	12.81%	12.78%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054713
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R2
Trading Symbol	LAMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.14%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,910	$9,842
1/31/2016	$9,747	$9,354
2/29/2016	$9,829	$9,341
3/31/2016	$10,497	$9,975
4/30/2016	$10,535	$10,014
5/31/2016	$10,751	$10,193
6/30/2016	$11,001	$10,220
7/31/2016	$11,166	$10,597
8/31/2016	$11,121	$10,612
9/30/2016	$11,073	$10,614
10/31/2016	$10,818	$10,420
11/30/2016	$11,216	$10,806
12/31/2016	$11,370	$11,019
1/31/2017	$11,442	$11,228
2/28/2017	$11,885	$11,674
3/31/2017	$11,860	$11,688
4/30/2017	$11,982	$11,808
5/31/2017	$12,168	$11,974
6/30/2017	$12,139	$12,049
7/31/2017	$12,220	$12,297
8/31/2017	$12,204	$12,334
9/30/2017	$12,543	$12,589
10/31/2017	$12,771	$12,882
11/30/2017	$13,348	$13,277
12/31/2017	$13,491	$13,425
1/31/2018	$14,116	$14,194
2/28/2018	$13,369	$13,671
3/31/2018	$13,104	$13,323
4/30/2018	$13,051	$13,374
5/31/2018	$13,200	$13,696
6/30/2018	$13,263	$13,781
7/31/2018	$13,839	$14,294
8/31/2018	$14,154	$14,759
9/30/2018	$14,362	$14,843
10/31/2018	$13,398	$13,829
11/30/2018	$13,933	$14,111
12/31/2018	$12,805	$12,837
1/31/2019	$13,485	$13,865
2/28/2019	$14,061	$14,310
3/31/2019	$14,324	$14,588
4/30/2019	$14,741	$15,179
5/31/2019	$13,992	$14,215
6/30/2019	$14,877	$15,216
7/31/2019	$15,162	$15,435
8/31/2019	$15,200	$15,190
9/30/2019	$15,500	$15,475
10/31/2019	$15,423	$15,810
11/30/2019	$15,766	$16,384
12/31/2019	$16,152	$16,878
1/31/2020	$15,992	$16,872
2/29/2020	$14,656	$15,483
3/31/2020	$12,931	$13,570
4/30/2020	$14,390	$15,310
5/31/2020	$15,220	$16,039
6/30/2020	$15,396	$16,358
7/31/2020	$16,208	$17,281
8/31/2020	$17,189	$18,523
9/30/2020	$16,855	$17,819
10/31/2020	$16,444	$17,345
11/30/2020	$18,079	$19,244
12/31/2020	$18,593	$19,984
1/31/2021	$18,058	$19,782
2/28/2021	$18,593	$20,327
3/31/2021	$19,370	$21,218
4/30/2021	$20,317	$22,350
5/31/2021	$20,615	$22,506
6/30/2021	$20,807	$23,032
7/31/2021	$21,363	$23,579
8/31/2021	$22,012	$24,296
9/30/2021	$20,806	$23,166
10/31/2021	$22,394	$24,789
11/30/2021	$22,157	$24,617
12/31/2021	$23,280	$25,720
1/31/2022	$21,772	$24,389
2/28/2022	$21,107	$23,659
3/31/2022	$21,705	$24,537
4/30/2022	$20,118	$22,398
5/31/2022	$20,185	$22,439
6/30/2022	$19,002	$20,587
7/31/2022	$20,605	$22,485
8/31/2022	$19,781	$21,568
9/30/2022	$18,146	$19,581
10/31/2022	$19,705	$21,167
11/30/2022	$20,907	$22,350
12/31/2022	$20,061	$21,062
1/31/2023	$20,692	$22,385
2/28/2023	$20,248	$21,839
3/31/2023	$20,552	$22,641
4/30/2023	$21,008	$22,994
5/31/2023	$20,529	$23,094
6/30/2023	$21,747	$24,620
7/31/2023	$22,227	$25,411
8/31/2023	$22,157	$25,007
9/30/2023	$21,102	$23,814
10/31/2023	$20,703	$23,314
11/30/2023	$22,415	$25,443
12/31/2023	$23,261	$26,599
1/31/2024	$23,709	$27,046
2/29/2024	$24,997	$28,490
3/31/2024	$25,742	$29,406
4/30/2024	$24,536	$28,205
5/31/2024	$25,766	$29,604
6/30/2024	$26,498	$30,666
7/31/2024	$27,197	$31,039
8/31/2024	$28,049	$31,792
9/30/2024	$28,482	$32,471
10/31/2024	$28,364	$32,177
11/30/2024	$29,761	$34,066
12/31/2024	$28,355	$33,254
1/31/2025	$29,109	$34,180
2/28/2025	$29,183	$33,734
3/31/2025	$27,688	$31,833
4/30/2025	$27,576	$31,617
5/31/2025	$28,888	$33,607
6/30/2025	$30,077	$35,316
7/31/2025	$30,635	$36,109
8/31/2025	$31,168	$36,841
9/30/2025	$32,172	$38,185
10/31/2025	$32,222	$39,079
11/30/2025	$32,779	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	10.14%	12.64%	12.61%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054714
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R3
Trading Symbol	LAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.23%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,904	$9,842
1/31/2016	$9,746	$9,354
2/29/2016	$9,829	$9,341
3/31/2016	$10,501	$9,975
4/30/2016	$10,539	$10,014
5/31/2016	$10,758	$10,193
6/30/2016	$11,010	$10,220
7/31/2016	$11,177	$10,597
8/31/2016	$11,124	$10,612
9/30/2016	$11,080	$10,614
10/31/2016	$10,829	$10,420
11/30/2016	$11,232	$10,806
12/31/2016	$11,383	$11,019
1/31/2017	$11,457	$11,228
2/28/2017	$11,906	$11,674
3/31/2017	$11,875	$11,688
4/30/2017	$11,998	$11,808
5/31/2017	$12,187	$11,974
6/30/2017	$12,162	$12,049
7/31/2017	$12,244	$12,297
8/31/2017	$12,228	$12,334
9/30/2017	$12,567	$12,589
10/31/2017	$12,798	$12,882
11/30/2017	$13,377	$13,277
12/31/2017	$13,517	$13,425
1/31/2018	$14,153	$14,194
2/28/2018	$13,403	$13,671
3/31/2018	$13,135	$13,323
4/30/2018	$13,090	$13,374
5/31/2018	$13,232	$13,696
6/30/2018	$13,300	$13,781
7/31/2018	$13,877	$14,294
8/31/2018	$14,197	$14,759
9/30/2018	$14,404	$14,843
10/31/2018	$13,441	$13,829
11/30/2018	$13,976	$14,111
12/31/2018	$12,850	$12,837
1/31/2019	$13,533	$13,865
2/28/2019	$14,111	$14,310
3/31/2019	$14,372	$14,588
4/30/2019	$14,797	$15,179
5/31/2019	$14,044	$14,215
6/30/2019	$14,944	$15,216
7/31/2019	$15,225	$15,435
8/31/2019	$15,254	$15,190
9/30/2019	$15,564	$15,475
10/31/2019	$15,496	$15,810
11/30/2019	$15,836	$16,384
12/31/2019	$16,223	$16,878
1/31/2020	$16,070	$16,872
2/29/2020	$14,726	$15,483
3/31/2020	$12,992	$13,570
4/30/2020	$14,453	$15,310
5/31/2020	$15,291	$16,039
6/30/2020	$15,476	$16,358
7/31/2020	$16,285	$17,281
8/31/2020	$17,279	$18,523
9/30/2020	$16,950	$17,819
10/31/2020	$16,529	$17,345
11/30/2020	$18,181	$19,244
12/31/2020	$18,701	$19,984
1/31/2021	$18,164	$19,782
2/28/2021	$18,690	$20,327
3/31/2021	$19,479	$21,218
4/30/2021	$20,438	$22,350
5/31/2021	$20,733	$22,506
6/30/2021	$20,935	$23,032
7/31/2021	$21,494	$23,579
8/31/2021	$22,148	$24,296
9/30/2021	$20,938	$23,166
10/31/2021	$22,533	$24,789
11/30/2021	$22,300	$24,617
12/31/2021	$23,434	$25,720
1/31/2022	$21,922	$24,389
2/28/2022	$21,251	$23,659
3/31/2022	$21,845	$24,537
4/30/2022	$20,263	$22,398
5/31/2022	$20,320	$22,439
6/30/2022	$19,135	$20,587
7/31/2022	$20,756	$22,485
8/31/2022	$19,923	$21,568
9/30/2022	$18,278	$19,581
10/31/2022	$19,844	$21,167
11/30/2022	$21,067	$22,350
12/31/2022	$20,215	$21,062
1/31/2023	$20,852	$22,385
2/28/2023	$20,407	$21,839
3/31/2023	$20,704	$22,641
4/30/2023	$21,173	$22,994
5/31/2023	$20,692	$23,094
6/30/2023	$21,913	$24,620
7/31/2023	$22,408	$25,411
8/31/2023	$22,335	$25,007
9/30/2023	$21,281	$23,814
10/31/2023	$20,871	$23,314
11/30/2023	$22,609	$25,443
12/31/2023	$23,460	$26,599
1/31/2024	$23,922	$27,046
2/29/2024	$25,211	$28,490
3/31/2024	$25,973	$29,406
4/30/2024	$24,756	$28,205
5/31/2024	$25,998	$29,604
6/30/2024	$26,745	$30,666
7/31/2024	$27,440	$31,039
8/31/2024	$28,306	$31,792
9/30/2024	$28,747	$32,471
10/31/2024	$28,625	$32,177
11/30/2024	$30,041	$34,066
12/31/2024	$28,626	$33,254
1/31/2025	$29,392	$34,180
2/28/2025	$29,468	$33,734
3/31/2025	$27,958	$31,833
4/30/2025	$27,856	$31,617
5/31/2025	$29,171	$33,607
6/30/2025	$30,381	$35,316
7/31/2025	$30,943	$36,109
8/31/2025	$31,493	$36,841
9/30/2025	$32,512	$38,185
10/31/2025	$32,563	$39,079
11/30/2025	$33,113	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	10.23%	12.74%	12.72%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R4
Trading Symbol	LAMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.52%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,910	$9,842
1/31/2016	$9,752	$9,354
2/29/2016	$9,842	$9,341
3/31/2016	$10,511	$9,975
4/30/2016	$10,556	$10,014
5/31/2016	$10,774	$10,193
6/30/2016	$11,037	$10,220
7/31/2016	$11,203	$10,597
8/31/2016	$11,150	$10,612
9/30/2016	$11,116	$10,614
10/31/2016	$10,857	$10,420
11/30/2016	$11,260	$10,806
12/31/2016	$11,417	$11,019
1/31/2017	$11,499	$11,228
2/28/2017	$11,948	$11,674
3/31/2017	$11,917	$11,688
4/30/2017	$12,049	$11,808
5/31/2017	$12,237	$11,974
6/30/2017	$12,216	$12,049
7/31/2017	$12,298	$12,297
8/31/2017	$12,290	$12,334
9/30/2017	$12,628	$12,589
10/31/2017	$12,860	$12,882
11/30/2017	$13,447	$13,277
12/31/2017	$13,598	$13,425
1/31/2018	$14,225	$14,194
2/28/2018	$13,483	$13,671
3/31/2018	$13,216	$13,323
4/30/2018	$13,171	$13,374
5/31/2018	$13,313	$13,696
6/30/2018	$13,390	$13,781
7/31/2018	$13,969	$14,294
8/31/2018	$14,290	$14,759
9/30/2018	$14,507	$14,843
10/31/2018	$13,540	$13,829
11/30/2018	$14,086	$14,111
12/31/2018	$12,946	$12,837
1/31/2019	$13,641	$13,865
2/28/2019	$14,230	$14,310
3/31/2019	$14,493	$14,588
4/30/2019	$14,930	$15,179
5/31/2019	$14,173	$14,215
6/30/2019	$15,077	$15,216
7/31/2019	$15,369	$15,435
8/31/2019	$15,399	$15,190
9/30/2019	$15,719	$15,475
10/31/2019	$15,641	$15,810
11/30/2019	$15,993	$16,384
12/31/2019	$16,392	$16,878
1/31/2020	$16,238	$16,872
2/29/2020	$14,876	$15,483
3/31/2020	$13,142	$13,570
4/30/2020	$14,623	$15,310
5/31/2020	$15,466	$16,039
6/30/2020	$15,652	$16,358
7/31/2020	$16,478	$17,281
8/31/2020	$17,489	$18,523
9/30/2020	$17,157	$17,819
10/31/2020	$16,733	$17,345
11/30/2020	$18,408	$19,244
12/31/2020	$18,932	$19,984
1/31/2021	$18,401	$19,782
2/28/2021	$18,943	$20,327
3/31/2021	$19,751	$21,218
4/30/2021	$20,719	$22,350
5/31/2021	$21,027	$22,506
6/30/2021	$21,234	$23,032
7/31/2021	$21,809	$23,579
8/31/2021	$22,480	$24,296
9/30/2021	$21,258	$23,166
10/31/2021	$22,881	$24,789
11/30/2021	$22,646	$24,617
12/31/2021	$23,817	$25,720
1/31/2022	$22,266	$24,389
2/28/2022	$21,588	$23,659
3/31/2022	$22,192	$24,537
4/30/2022	$20,580	$22,398
5/31/2022	$20,661	$22,439
6/30/2022	$19,453	$20,587
7/31/2022	$21,104	$22,485
8/31/2022	$20,261	$21,568
9/30/2022	$18,598	$19,581
10/31/2022	$20,195	$21,167
11/30/2022	$21,445	$22,350
12/31/2022	$20,571	$21,062
1/31/2023	$21,229	$22,385
2/28/2023	$20,778	$21,839
3/31/2023	$21,090	$22,641
4/30/2023	$21,565	$22,994
5/31/2023	$21,078	$23,094
6/30/2023	$22,342	$24,620
7/31/2023	$22,843	$25,411
8/31/2023	$22,770	$25,007
9/30/2023	$21,704	$23,814
10/31/2023	$21,288	$23,314
11/30/2023	$23,064	$25,443
12/31/2023	$23,942	$26,599
1/31/2024	$24,411	$27,046
2/29/2024	$25,732	$28,490
3/31/2024	$26,521	$29,406
4/30/2024	$25,284	$28,205
5/31/2024	$26,558	$29,604
6/30/2024	$27,322	$30,666
7/31/2024	$28,053	$31,039
8/31/2024	$28,945	$31,792
9/30/2024	$29,383	$32,471
10/31/2024	$29,272	$32,177
11/30/2024	$30,723	$34,066
12/31/2024	$29,292	$33,254
1/31/2025	$30,070	$34,180
2/28/2025	$30,161	$33,734
3/31/2025	$28,617	$31,833
4/30/2025	$28,513	$31,617
5/31/2025	$29,878	$33,607
6/30/2025	$31,112	$35,316
7/31/2025	$31,711	$36,109
8/31/2025	$32,271	$36,841
9/30/2025	$33,317	$38,185
10/31/2025	$33,382	$39,079
11/30/2025	$33,956	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	10.52%	13.03%	13.00%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R5
Trading Symbol	LAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.81%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,909	$9,842
1/31/2016	$9,753	$9,354
2/29/2016	$9,842	$9,341
3/31/2016	$10,520	$9,975
4/30/2016	$10,565	$10,014
5/31/2016	$10,782	$10,193
6/30/2016	$11,045	$10,220
7/31/2016	$11,210	$10,597
8/31/2016	$11,165	$10,612
9/30/2016	$11,127	$10,614
10/31/2016	$10,878	$10,420
11/30/2016	$11,286	$10,806
12/31/2016	$11,441	$11,019
1/31/2017	$11,522	$11,228
2/28/2017	$11,977	$11,674
3/31/2017	$11,952	$11,688
4/30/2017	$12,083	$11,808
5/31/2017	$12,279	$11,974
6/30/2017	$12,260	$12,049
7/31/2017	$12,342	$12,297
8/31/2017	$12,334	$12,334
9/30/2017	$12,678	$12,589
10/31/2017	$12,917	$12,882
11/30/2017	$13,510	$13,277
12/31/2017	$13,657	$13,425
1/31/2018	$14,299	$14,194
2/28/2018	$13,551	$13,671
3/31/2018	$13,285	$13,323
4/30/2018	$13,240	$13,374
5/31/2018	$13,391	$13,696
6/30/2018	$13,466	$13,781
7/31/2018	$14,061	$14,294
8/31/2018	$14,390	$14,759
9/30/2018	$14,605	$14,843
10/31/2018	$13,633	$13,829
11/30/2018	$14,186	$14,111
12/31/2018	$13,039	$12,837
1/31/2019	$13,742	$13,865
2/28/2019	$14,339	$14,310
3/31/2019	$14,609	$14,588
4/30/2019	$15,044	$15,179
5/31/2019	$14,290	$14,215
6/30/2019	$15,200	$15,216
7/31/2019	$15,502	$15,435
8/31/2019	$15,540	$15,190
9/30/2019	$15,860	$15,475
10/31/2019	$15,792	$15,810
11/30/2019	$16,153	$16,384
12/31/2019	$16,551	$16,878
1/31/2020	$16,398	$16,872
2/29/2020	$15,037	$15,483
3/31/2020	$13,276	$13,570
4/30/2020	$14,776	$15,310
5/31/2020	$15,629	$16,039
6/30/2020	$15,834	$16,358
7/31/2020	$16,660	$17,281
8/31/2020	$17,691	$18,523
9/30/2020	$17,352	$17,819
10/31/2020	$16,938	$17,345
11/30/2020	$18,635	$19,244
12/31/2020	$19,171	$19,984
1/31/2021	$18,629	$19,782
2/28/2021	$19,181	$20,327
3/31/2021	$20,002	$21,218
4/30/2021	$20,992	$22,350
5/31/2021	$21,312	$22,506
6/30/2021	$21,521	$23,032
7/31/2021	$22,108	$23,579
8/31/2021	$22,801	$24,296
9/30/2021	$21,561	$23,166
10/31/2021	$23,209	$24,789
11/30/2021	$22,984	$24,617
12/31/2021	$24,171	$25,720
1/31/2022	$22,605	$24,389
2/28/2022	$21,926	$23,659
3/31/2022	$22,545	$24,537
4/30/2022	$20,905	$22,398
5/31/2022	$20,986	$22,439
6/30/2022	$19,764	$20,587
7/31/2022	$21,457	$22,485
8/31/2022	$20,599	$21,568
9/30/2022	$18,908	$19,581
10/31/2022	$20,547	$21,167
11/30/2022	$21,813	$22,350
12/31/2022	$20,936	$21,062
1/31/2023	$21,608	$22,385
2/28/2023	$21,156	$21,839
3/31/2023	$21,482	$22,641
4/30/2023	$21,972	$22,994
5/31/2023	$21,470	$23,094
6/30/2023	$22,765	$24,620
7/31/2023	$23,281	$25,411
8/31/2023	$23,220	$25,007
9/30/2023	$22,123	$23,814
10/31/2023	$21,717	$23,314
11/30/2023	$23,527	$25,443
12/31/2023	$24,424	$26,599
1/31/2024	$24,908	$27,046
2/29/2024	$26,263	$28,490
3/31/2024	$27,072	$29,406
4/30/2024	$25,814	$28,205
5/31/2024	$27,122	$29,604
6/30/2024	$27,908	$30,666
7/31/2024	$28,657	$31,039
8/31/2024	$29,568	$31,792
9/30/2024	$30,030	$32,471
10/31/2024	$29,929	$32,177
11/30/2024	$31,418	$34,066
12/31/2024	$29,956	$33,254
1/31/2025	$30,767	$34,180
2/28/2025	$30,858	$33,734
3/31/2025	$29,282	$31,833
4/30/2025	$29,190	$31,617
5/31/2025	$30,593	$33,607
6/30/2025	$31,870	$35,316
7/31/2025	$32,475	$36,109
8/31/2025	$33,053	$36,841
9/30/2025	$34,142	$38,185
10/31/2025	$34,208	$39,079
11/30/2025	$34,814	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	10.81%	13.31%	13.29%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R6
Trading Symbol	LAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.88%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,917	$9,842
1/31/2016	$9,761	$9,354
2/29/2016	$9,850	$9,341
3/31/2016	$10,528	$9,975
4/30/2016	$10,573	$10,014
5/31/2016	$10,790	$10,193
6/30/2016	$11,054	$10,220
7/31/2016	$11,227	$10,597
8/31/2016	$11,182	$10,612
9/30/2016	$11,144	$10,614
10/31/2016	$10,895	$10,420
11/30/2016	$11,303	$10,806
12/31/2016	$11,466	$11,019
1/31/2017	$11,547	$11,228
2/28/2017	$12,002	$11,674
3/31/2017	$11,978	$11,688
4/30/2017	$12,109	$11,808
5/31/2017	$12,305	$11,974
6/30/2017	$12,286	$12,049
7/31/2017	$12,376	$12,297
8/31/2017	$12,368	$12,334
9/30/2017	$12,713	$12,589
10/31/2017	$12,952	$12,882
11/30/2017	$13,545	$13,277
12/31/2017	$13,701	$13,425
1/31/2018	$14,343	$14,194
2/28/2018	$13,586	$13,671
3/31/2018	$13,329	$13,323
4/30/2018	$13,285	$13,374
5/31/2018	$13,435	$13,696
6/30/2018	$13,511	$13,781
7/31/2018	$14,106	$14,294
8/31/2018	$14,435	$14,759
9/30/2018	$14,651	$14,843
10/31/2018	$13,678	$13,829
11/30/2018	$14,231	$14,111
12/31/2018	$13,094	$12,837
1/31/2019	$13,797	$13,865
2/28/2019	$14,394	$14,310
3/31/2019	$14,665	$14,588
4/30/2019	$15,110	$15,179
5/31/2019	$14,345	$14,215
6/30/2019	$15,266	$15,216
7/31/2019	$15,567	$15,435
8/31/2019	$15,606	$15,190
9/30/2019	$15,926	$15,475
10/31/2019	$15,858	$15,810
11/30/2019	$16,219	$16,384
12/31/2019	$16,627	$16,878
1/31/2020	$16,474	$16,872
2/29/2020	$15,103	$15,483
3/31/2020	$13,333	$13,570
4/30/2020	$14,843	$15,310
5/31/2020	$15,706	$16,039
6/30/2020	$15,902	$16,358
7/31/2020	$16,747	$17,281
8/31/2020	$17,778	$18,523
9/30/2020	$17,440	$17,819
10/31/2020	$17,026	$17,345
11/30/2020	$18,733	$19,244
12/31/2020	$19,269	$19,984
1/31/2021	$18,728	$19,782
2/28/2021	$19,280	$20,327
3/31/2021	$20,112	$21,218
4/30/2021	$21,102	$22,350
5/31/2021	$21,421	$22,506
6/30/2021	$21,631	$23,032
7/31/2021	$22,228	$23,579
8/31/2021	$22,921	$24,296
9/30/2021	$21,671	$23,166
10/31/2021	$23,329	$24,789
11/30/2021	$23,105	$24,617
12/31/2021	$24,292	$25,720
1/31/2022	$22,727	$24,389
2/28/2022	$22,048	$23,659
3/31/2022	$22,679	$24,537
4/30/2022	$21,041	$22,398
5/31/2022	$21,110	$22,439
6/30/2022	$19,889	$20,587
7/31/2022	$21,581	$22,485
8/31/2022	$20,735	$21,568
9/30/2022	$19,023	$19,581
10/31/2022	$20,672	$21,167
11/30/2022	$21,950	$22,350
12/31/2022	$21,074	$21,062
1/31/2023	$21,746	$22,385
2/28/2023	$21,294	$21,839
3/31/2023	$21,620	$22,641
4/30/2023	$22,110	$22,994
5/31/2023	$21,620	$23,094
6/30/2023	$22,915	$24,620
7/31/2023	$23,443	$25,411
8/31/2023	$23,369	$25,007
9/30/2023	$22,273	$23,814
10/31/2023	$21,855	$23,314
11/30/2023	$23,676	$25,443
12/31/2023	$24,597	$26,599
1/31/2024	$25,081	$27,046
2/29/2024	$26,446	$28,490
3/31/2024	$27,254	$29,406
4/30/2024	$25,998	$28,205
5/31/2024	$27,316	$29,604
6/30/2024	$28,114	$30,666
7/31/2024	$28,862	$31,039
8/31/2024	$29,785	$31,792
9/30/2024	$30,246	$32,471
10/31/2024	$30,146	$32,177
11/30/2024	$31,645	$34,066
12/31/2024	$30,172	$33,254
1/31/2025	$30,995	$34,180
2/28/2025	$31,086	$33,734
3/31/2025	$29,499	$31,833
4/30/2025	$29,407	$31,617
5/31/2025	$30,821	$33,607
6/30/2025	$32,110	$35,316
7/31/2025	$32,727	$36,109
8/31/2025	$33,317	$36,841
9/30/2025	$34,404	$38,185
10/31/2025	$34,483	$39,079
11/30/2025	$35,088	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	10.88%	13.37%	13.37%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,718,889,741
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,501,939
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019093
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class A
Trading Symbol	LMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.76%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$9,425	$10,000	$10,000	$10,000
12/31/2015	$9,240	$9,774	$9,732	$9,842
1/31/2016	$8,455	$9,034	$9,094	$9,354
2/29/2016	$8,435	$9,176	$9,197	$9,341
3/31/2016	$9,045	$9,831	$9,950	$9,975
4/30/2016	$9,060	$9,825	$10,056	$10,014
5/31/2016	$9,365	$9,986	$10,221	$10,193
6/30/2016	$9,270	$9,984	$10,267	$10,220
7/31/2016	$9,661	$10,479	$10,736	$10,597
8/31/2016	$9,560	$10,448	$10,709	$10,612
9/30/2016	$9,510	$10,443	$10,731	$10,614
10/31/2016	$9,145	$10,018	$10,390	$10,420
11/30/2016	$9,460	$10,454	$10,950	$10,806
12/31/2016	$9,337	$10,490	$11,075	$11,019
1/31/2017	$9,755	$10,840	$11,342	$11,228
2/28/2017	$9,899	$11,152	$11,663	$11,674
3/31/2017	$9,982	$11,213	$11,645	$11,688
4/30/2017	$10,219	$11,380	$11,735	$11,808
5/31/2017	$10,441	$11,652	$11,842	$11,974
6/30/2017	$10,498	$11,686	$11,959	$12,049
7/31/2017	$10,596	$11,881	$12,136	$12,297
8/31/2017	$10,720	$11,965	$12,041	$12,334
9/30/2017	$10,942	$12,304	$12,375	$12,589
10/31/2017	$11,148	$12,648	$12,581	$12,882
11/30/2017	$11,463	$13,071	$13,005	$13,277
12/31/2017	$11,469	$13,141	$13,126	$13,425
1/31/2018	$12,049	$13,884	$13,620	$14,194
2/28/2018	$11,666	$13,449	$13,057	$13,671
3/31/2018	$11,672	$13,427	$13,065	$13,323
4/30/2018	$11,565	$13,300	$13,045	$13,374
5/31/2018	$11,953	$13,797	$13,341	$13,696
6/30/2018	$11,959	$13,851	$13,434	$13,781
7/31/2018	$12,280	$14,148	$13,768	$14,294
8/31/2018	$12,803	$14,963	$14,196	$14,759
9/30/2018	$12,871	$14,900	$14,105	$14,843
10/31/2018	$11,700	$13,424	$12,933	$13,829
11/30/2018	$12,083	$13,766	$13,251	$14,111
12/31/2018	$11,083	$12,517	$11,937	$12,837
1/31/2019	$12,231	$13,955	$13,224	$13,865
2/28/2019	$13,049	$14,773	$13,792	$14,310
3/31/2019	$13,282	$14,973	$13,911	$14,588
4/30/2019	$13,790	$15,646	$14,440	$15,179
5/31/2019	$13,258	$14,746	$13,554	$14,215
6/30/2019	$14,131	$15,781	$14,485	$15,216
7/31/2019	$14,358	$16,150	$14,692	$15,435
8/31/2019	$14,095	$15,856	$14,273	$15,190
9/30/2019	$13,916	$15,675	$14,554	$15,475
10/31/2019	$14,262	$15,966	$14,707	$15,810
11/30/2019	$14,919	$16,760	$15,233	$16,384
12/31/2019	$15,157	$16,956	$15,582	$16,878
1/31/2020	$15,466	$17,115	$15,457	$16,872
2/29/2020	$14,475	$15,935	$14,115	$15,483
3/31/2020	$12,220	$13,558	$11,364	$13,570
4/30/2020	$14,039	$15,681	$12,996	$15,310
5/31/2020	$15,605	$17,257	$13,910	$16,039
6/30/2020	$16,104	$17,661	$14,160	$16,358
7/31/2020	$17,355	$19,072	$14,992	$17,281
8/31/2020	$17,986	$19,591	$15,519	$18,523
9/30/2020	$17,885	$19,317	$15,217	$17,819
10/31/2020	$18,087	$19,340	$15,314	$17,345
11/30/2020	$20,254	$21,938	$17,431	$19,244
12/31/2020	$21,229	$22,990	$18,247	$19,984
1/31/2021	$20,829	$22,914	$18,199	$19,782
2/28/2021	$21,572	$23,305	$19,212	$20,327
3/31/2021	$20,902	$22,861	$19,732	$21,218
4/30/2021	$22,111	$24,145	$20,738	$22,350
5/31/2021	$21,259	$23,776	$20,904	$22,506
6/30/2021	$22,498	$25,392	$21,212	$23,032
7/31/2021	$23,030	$25,653	$21,375	$23,579
8/31/2021	$23,671	$26,481	$21,919	$24,296
9/30/2021	$22,636	$25,199	$21,016	$23,166
10/31/2021	$23,882	$26,965	$22,266	$24,789
11/30/2021	$22,702	$25,826	$21,490	$24,617
12/31/2021	$22,632	$25,917	$22,368	$25,720
1/31/2022	$19,502	$22,572	$20,720	$24,389
2/28/2022	$19,267	$22,298	$20,571	$23,659
3/31/2022	$19,258	$22,656	$21,098	$24,537
4/30/2022	$17,218	$20,105	$19,473	$22,398
5/31/2022	$16,451	$19,327	$19,488	$22,439
6/30/2022	$15,605	$17,882	$17,543	$20,587
7/31/2022	$17,375	$20,071	$19,275	$22,485
8/31/2022	$16,625	$19,413	$18,670	$21,568
9/30/2022	$15,152	$17,765	$16,940	$19,581
10/31/2022	$15,997	$19,162	$18,443	$21,167
11/30/2022	$16,521	$20,204	$19,552	$22,350
12/31/2022	$15,256	$18,992	$18,495	$21,062
1/31/2023	$16,181	$20,649	$20,031	$22,385
2/28/2023	$15,762	$20,445	$19,545	$21,839
3/31/2023	$16,294	$20,727	$19,245	$22,641
4/30/2023	$15,762	$20,426	$19,143	$22,994
5/31/2023	$16,102	$20,439	$18,609	$23,094
6/30/2023	$17,026	$22,019	$20,161	$24,620
7/31/2023	$17,384	$22,685	$20,961	$25,411
8/31/2023	$16,512	$21,937	$20,234	$25,007
9/30/2023	$15,413	$20,868	$19,218	$23,814
10/31/2023	$14,289	$19,804	$18,258	$23,314
11/30/2023	$16,111	$22,220	$20,126	$25,443
12/31/2023	$16,904	$23,904	$21,681	$26,599
1/31/2024	$17,445	$23,775	$21,372	$27,046
2/29/2024	$19,162	$25,563	$22,567	$28,490
3/31/2024	$19,502	$26,174	$23,546	$29,406
4/30/2024	$18,334	$24,654	$22,274	$28,205
5/31/2024	$18,630	$24,917	$22,909	$29,604
6/30/2024	$19,040	$25,333	$22,757	$30,666
7/31/2024	$18,412	$25,487	$23,830	$31,039
8/31/2024	$19,197	$26,120	$24,313	$31,792
9/30/2024	$20,130	$26,990	$24,854	$32,471
10/31/2024	$20,792	$27,462	$24,720	$32,177
11/30/2024	$23,678	$31,122	$26,901	$34,066
12/31/2024	$22,100	$29,188	$25,008	$33,254
1/31/2025	$23,652	$31,050	$26,072	$34,180
2/28/2025	$21,359	$29,280	$25,331	$33,734
3/31/2025	$19,040	$27,109	$24,157	$31,833
4/30/2025	$20,435	$28,020	$23,907	$31,617
5/31/2025	$22,885	$30,706	$25,274	$33,607
6/30/2025	$24,253	$32,044	$26,218	$35,316
7/31/2025	$24,838	$32,695	$26,704	$36,109
8/31/2025	$25,674	$33,022	$27,371	$36,841
9/30/2025	$26,886	$32,934	$27,614	$38,185
10/31/2025	$27,026	$32,842	$27,386	$39,079
11/30/2025	$25,753	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	8.76%	4.92%	10.57%
Class A with sales charge	2.50%	3.68%	9.92%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019095
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class C
Trading Symbol	LMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.71%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.99%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,799	$9,774	$9,732	$9,842
1/31/2016	$8,957	$9,034	$9,094	$9,354
2/29/2016	$8,930	$9,176	$9,197	$9,341
3/31/2016	$9,570	$9,831	$9,950	$9,975
4/30/2016	$9,584	$9,825	$10,056	$10,014
5/31/2016	$9,901	$9,986	$10,221	$10,193
6/30/2016	$9,793	$9,984	$10,267	$10,220
7/31/2016	$10,197	$10,479	$10,736	$10,597
8/31/2016	$10,089	$10,448	$10,709	$10,612
9/30/2016	$10,029	$10,443	$10,731	$10,614
10/31/2016	$9,638	$10,018	$10,390	$10,420
11/30/2016	$9,961	$10,454	$10,950	$10,806
12/31/2016	$9,828	$10,490	$11,075	$11,019
1/31/2017	$10,256	$10,840	$11,342	$11,228
2/28/2017	$10,410	$11,152	$11,663	$11,674
3/31/2017	$10,488	$11,213	$11,645	$11,688
4/30/2017	$10,733	$11,380	$11,735	$11,808
5/31/2017	$10,951	$11,652	$11,842	$11,974
6/30/2017	$11,007	$11,686	$11,959	$12,049
7/31/2017	$11,105	$11,881	$12,136	$12,297
8/31/2017	$11,224	$11,965	$12,041	$12,334
9/30/2017	$11,449	$12,304	$12,375	$12,589
10/31/2017	$11,659	$12,648	$12,581	$12,882
11/30/2017	$11,982	$13,071	$13,005	$13,277
12/31/2017	$11,983	$13,141	$13,126	$13,425
1/31/2018	$12,581	$13,884	$13,620	$14,194
2/28/2018	$12,172	$13,449	$13,057	$13,671
3/31/2018	$12,164	$13,427	$13,065	$13,323
4/30/2018	$12,054	$13,300	$13,045	$13,374
5/31/2018	$12,447	$13,797	$13,341	$13,696
6/30/2018	$12,447	$13,851	$13,434	$13,781
7/31/2018	$12,770	$14,148	$13,768	$14,294
8/31/2018	$13,305	$14,963	$14,196	$14,759
9/30/2018	$13,376	$14,900	$14,105	$14,843
10/31/2018	$12,148	$13,424	$12,933	$13,829
11/30/2018	$12,534	$13,766	$13,251	$14,111
12/31/2018	$11,491	$12,517	$11,937	$12,837
1/31/2019	$12,677	$13,955	$13,224	$13,865
2/28/2019	$13,513	$14,773	$13,792	$14,310
3/31/2019	$13,743	$14,973	$13,911	$14,588
4/30/2019	$14,264	$15,646	$14,440	$15,179
5/31/2019	$13,709	$14,746	$13,554	$14,215
6/30/2019	$14,596	$15,781	$14,485	$15,216
7/31/2019	$14,818	$16,150	$14,692	$15,435
8/31/2019	$14,545	$15,856	$14,273	$15,190
9/30/2019	$14,340	$15,675	$14,554	$15,475
10/31/2019	$14,690	$15,966	$14,707	$15,810
11/30/2019	$15,364	$16,760	$15,233	$16,384
12/31/2019	$15,601	$16,956	$15,582	$16,878
1/31/2020	$15,905	$17,115	$15,457	$16,872
2/29/2020	$14,882	$15,935	$14,115	$15,483
3/31/2020	$12,549	$13,558	$11,364	$13,570
4/30/2020	$14,412	$15,681	$12,996	$15,310
5/31/2020	$16,007	$17,257	$13,910	$16,039
6/30/2020	$16,514	$17,661	$14,160	$16,358
7/31/2020	$17,777	$19,072	$14,992	$17,281
8/31/2020	$18,413	$19,591	$15,519	$18,523
9/30/2020	$18,303	$19,317	$15,217	$17,819
10/31/2020	$18,496	$19,340	$15,314	$17,345
11/30/2020	$20,700	$21,938	$17,431	$19,244
12/31/2020	$21,682	$22,990	$18,247	$19,984
1/31/2021	$21,260	$22,914	$18,199	$19,782
2/28/2021	$22,001	$23,305	$19,212	$20,327
3/31/2021	$21,306	$22,861	$19,732	$21,218
4/30/2021	$22,525	$24,145	$20,738	$22,350
5/31/2021	$21,648	$23,776	$20,904	$22,506
6/30/2021	$22,889	$25,392	$21,212	$23,032
7/31/2021	$23,414	$25,653	$21,375	$23,579
8/31/2021	$24,052	$26,481	$21,919	$24,296
9/30/2021	$22,981	$25,199	$21,016	$23,166
10/31/2021	$24,234	$26,965	$22,266	$24,789
11/30/2021	$23,026	$25,826	$21,490	$24,617
12/31/2021	$22,939	$25,917	$22,368	$25,720
1/31/2022	$19,752	$22,572	$20,720	$24,389
2/28/2022	$19,508	$22,298	$20,571	$23,659
3/31/2022	$19,477	$22,656	$21,098	$24,537
4/30/2022	$17,403	$20,105	$19,473	$22,398
5/31/2022	$16,625	$19,327	$19,488	$22,439
6/30/2022	$15,756	$17,882	$17,543	$20,587
7/31/2022	$17,540	$20,071	$19,275	$22,485
8/31/2022	$16,762	$19,413	$18,670	$21,568
9/30/2022	$15,268	$17,765	$16,940	$19,581
10/31/2022	$16,106	$19,162	$18,443	$21,167
11/30/2022	$16,640	$20,204	$19,552	$22,350
12/31/2022	$15,344	$18,992	$18,495	$21,062
1/31/2023	$16,259	$20,649	$20,031	$22,385
2/28/2023	$15,847	$20,445	$19,545	$21,839
3/31/2023	$16,350	$20,727	$19,245	$22,641
4/30/2023	$15,817	$20,426	$19,143	$22,994
5/31/2023	$16,137	$20,439	$18,609	$23,094
6/30/2023	$17,067	$22,019	$20,161	$24,620
7/31/2023	$17,403	$22,685	$20,961	$25,411
8/31/2023	$16,518	$21,937	$20,234	$25,007
9/30/2023	$15,420	$20,868	$19,218	$23,814
10/31/2023	$14,276	$19,804	$18,258	$23,314
11/30/2023	$16,091	$22,220	$20,126	$25,443
12/31/2023	$16,884	$23,904	$21,681	$26,599
1/31/2024	$17,403	$23,775	$21,372	$27,046
2/29/2024	$19,111	$25,563	$22,567	$28,490
3/31/2024	$19,431	$26,174	$23,546	$29,406
4/30/2024	$18,257	$24,654	$22,274	$28,205
5/31/2024	$18,547	$24,917	$22,909	$29,604
6/30/2024	$18,943	$25,333	$22,757	$30,666
7/31/2024	$18,303	$25,487	$23,830	$31,039
8/31/2024	$19,065	$26,120	$24,313	$31,792
9/30/2024	$19,980	$26,990	$24,854	$32,471
10/31/2024	$20,621	$27,462	$24,720	$32,177
11/30/2024	$23,473	$31,122	$26,901	$34,066
12/31/2024	$21,902	$29,188	$25,008	$33,254
1/31/2025	$23,412	$31,050	$26,072	$34,180
2/28/2025	$21,140	$29,280	$25,331	$33,734
3/31/2025	$18,837	$27,109	$24,157	$31,833
4/30/2025	$20,194	$28,020	$23,907	$31,617
5/31/2025	$22,604	$30,706	$25,274	$33,607
6/30/2025	$23,946	$32,044	$26,218	$35,316
7/31/2025	$24,510	$32,695	$26,704	$36,109
8/31/2025	$25,303	$33,022	$27,371	$36,841
9/30/2025	$26,493	$32,934	$27,614	$38,185
10/31/2025	$26,615	$32,842	$27,386	$39,079
11/30/2025	$25,349	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	7.99%	4.14%	9.75%
Class C with sales charge	6.99%	4.14%	9.75%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054715
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F
Trading Symbol	LGOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.95%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,805	$9,774	$9,732	$9,842
1/31/2016	$8,972	$9,034	$9,094	$9,354
2/29/2016	$8,951	$9,176	$9,197	$9,341
3/31/2016	$9,599	$9,831	$9,950	$9,975
4/30/2016	$9,615	$9,825	$10,056	$10,014
5/31/2016	$9,944	$9,986	$10,221	$10,193
6/30/2016	$9,841	$9,984	$10,267	$10,220
7/31/2016	$10,258	$10,479	$10,736	$10,597
8/31/2016	$10,155	$10,448	$10,709	$10,612
9/30/2016	$10,104	$10,443	$10,731	$10,614
10/31/2016	$9,718	$10,018	$10,390	$10,420
11/30/2016	$10,052	$10,454	$10,950	$10,806
12/31/2016	$9,920	$10,490	$11,075	$11,019
1/31/2017	$10,365	$10,840	$11,342	$11,228
2/28/2017	$10,524	$11,152	$11,663	$11,674
3/31/2017	$10,609	$11,213	$11,645	$11,688
4/30/2017	$10,869	$11,380	$11,735	$11,808
5/31/2017	$11,102	$11,652	$11,842	$11,974
6/30/2017	$11,166	$11,686	$11,959	$12,049
7/31/2017	$11,266	$11,881	$12,136	$12,297
8/31/2017	$11,404	$11,965	$12,041	$12,334
9/30/2017	$11,643	$12,304	$12,375	$12,589
10/31/2017	$11,860	$12,648	$12,581	$12,882
11/30/2017	$12,199	$13,071	$13,005	$13,277
12/31/2017	$12,206	$13,141	$13,126	$13,425
1/31/2018	$12,829	$13,884	$13,620	$14,194
2/28/2018	$12,419	$13,449	$13,057	$13,671
3/31/2018	$12,425	$13,427	$13,065	$13,323
4/30/2018	$12,315	$13,300	$13,045	$13,374
5/31/2018	$12,731	$13,797	$13,341	$13,696
6/30/2018	$12,736	$13,851	$13,434	$13,781
7/31/2018	$13,076	$14,148	$13,768	$14,294
8/31/2018	$13,641	$14,963	$14,196	$14,759
9/30/2018	$13,716	$14,900	$14,105	$14,843
10/31/2018	$12,465	$13,424	$12,933	$13,829
11/30/2018	$12,875	$13,766	$13,251	$14,111
12/31/2018	$11,811	$12,517	$11,937	$12,837
1/31/2019	$13,038	$13,955	$13,224	$13,865
2/28/2019	$13,911	$14,773	$13,792	$14,310
3/31/2019	$14,161	$14,973	$13,911	$14,588
4/30/2019	$14,704	$15,646	$14,440	$15,179
5/31/2019	$14,143	$14,746	$13,554	$14,215
6/30/2019	$15,071	$15,781	$14,485	$15,216
7/31/2019	$15,315	$16,150	$14,692	$15,435
8/31/2019	$15,040	$15,856	$14,273	$15,190
9/30/2019	$14,845	$15,675	$14,554	$15,475
10/31/2019	$15,217	$15,966	$14,707	$15,810
11/30/2019	$15,925	$16,760	$15,233	$16,384
12/31/2019	$16,180	$16,956	$15,582	$16,878
1/31/2020	$16,508	$17,115	$15,457	$16,872
2/29/2020	$15,459	$15,935	$14,115	$15,483
3/31/2020	$13,046	$13,558	$11,364	$13,570
4/30/2020	$14,996	$15,681	$12,996	$15,310
5/31/2020	$16,669	$17,257	$13,910	$16,039
6/30/2020	$17,203	$17,661	$14,160	$16,358
7/31/2020	$18,542	$19,072	$14,992	$17,281
8/31/2020	$19,218	$19,591	$15,519	$18,523
9/30/2020	$19,115	$19,317	$15,217	$17,819
10/31/2020	$19,327	$19,340	$15,314	$17,345
11/30/2020	$21,650	$21,938	$17,431	$19,244
12/31/2020	$22,697	$22,990	$18,247	$19,984
1/31/2021	$22,269	$22,914	$18,199	$19,782
2/28/2021	$23,066	$23,305	$19,212	$20,327
3/31/2021	$22,350	$22,861	$19,732	$21,218
4/30/2021	$23,648	$24,145	$20,738	$22,350
5/31/2021	$22,741	$23,776	$20,904	$22,506
6/30/2021	$24,061	$25,392	$21,212	$23,032
7/31/2021	$24,644	$25,653	$21,375	$23,579
8/31/2021	$25,329	$26,481	$21,919	$24,296
9/30/2021	$24,223	$25,199	$21,016	$23,166
10/31/2021	$25,558	$26,965	$22,266	$24,789
11/30/2021	$24,297	$25,826	$21,490	$24,617
12/31/2021	$24,226	$25,917	$22,368	$25,720
1/31/2022	$20,884	$22,572	$20,720	$24,389
2/28/2022	$20,631	$22,298	$20,571	$23,659
3/31/2022	$20,622	$22,656	$21,098	$24,537
4/30/2022	$18,440	$20,105	$19,473	$22,398
5/31/2022	$17,620	$19,327	$19,488	$22,439
6/30/2022	$16,721	$17,882	$17,543	$20,587
7/31/2022	$18,615	$20,071	$19,275	$22,485
8/31/2022	$17,812	$19,413	$18,670	$21,568
9/30/2022	$16,232	$17,765	$16,940	$19,581
10/31/2022	$17,149	$19,162	$18,443	$21,167
11/30/2022	$17,716	$20,204	$19,552	$22,350
12/31/2022	$16,354	$18,992	$18,495	$21,062
1/31/2023	$17,349	$20,649	$20,031	$22,385
2/28/2023	$16,904	$20,445	$19,545	$21,839
3/31/2023	$17,471	$20,727	$19,245	$22,641
4/30/2023	$16,904	$20,426	$19,143	$22,994
5/31/2023	$17,271	$20,439	$18,609	$23,094
6/30/2023	$18,266	$22,019	$20,161	$24,620
7/31/2023	$18,650	$22,685	$20,961	$25,411
8/31/2023	$17,716	$21,937	$20,234	$25,007
9/30/2023	$16,538	$20,868	$19,218	$23,814
10/31/2023	$15,333	$19,804	$18,258	$23,314
11/30/2023	$17,297	$22,220	$20,126	$25,443
12/31/2023	$18,152	$23,904	$21,681	$26,599
1/31/2024	$18,728	$23,775	$21,372	$27,046
2/29/2024	$20,578	$25,563	$22,567	$28,490
3/31/2024	$20,945	$26,174	$23,546	$29,406
4/30/2024	$19,697	$24,654	$22,274	$28,205
5/31/2024	$20,020	$24,917	$22,909	$29,604
6/30/2024	$20,456	$25,333	$22,757	$30,666
7/31/2024	$19,784	$25,487	$23,830	$31,039
8/31/2024	$20,631	$26,120	$24,313	$31,792
9/30/2024	$21,634	$26,990	$24,854	$32,471
10/31/2024	$22,350	$27,462	$24,720	$32,177
11/30/2024	$25,457	$31,122	$26,901	$34,066
12/31/2024	$23,764	$29,188	$25,008	$33,254
1/31/2025	$25,430	$31,050	$26,072	$34,180
2/28/2025	$22,969	$29,280	$25,331	$33,734
3/31/2025	$20,482	$27,109	$24,157	$31,833
4/30/2025	$21,983	$28,020	$23,907	$31,617
5/31/2025	$24,628	$30,706	$25,274	$33,607
6/30/2025	$26,094	$32,044	$26,218	$35,316
7/31/2025	$26,731	$32,695	$26,704	$36,109
8/31/2025	$27,630	$33,022	$27,371	$36,841
9/30/2025	$28,939	$32,934	$27,614	$38,185
10/31/2025	$29,096	$32,842	$27,386	$39,079
11/30/2025	$27,734	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	8.95%	5.08%	10.74%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188282
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F3
Trading Symbol	LOMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.17%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,319	$10,266	$10,146	$10,112
5/31/2017	$10,542	$10,511	$10,238	$10,254
6/30/2017	$10,606	$10,542	$10,340	$10,318
7/31/2017	$10,708	$10,718	$10,493	$10,530
8/31/2017	$10,838	$10,794	$10,411	$10,562
9/30/2017	$11,065	$11,099	$10,699	$10,780
10/31/2017	$11,278	$11,410	$10,878	$11,032
11/30/2017	$11,597	$11,791	$11,244	$11,370
12/31/2017	$11,607	$11,854	$11,349	$11,496
1/31/2018	$12,202	$12,525	$11,776	$12,155
2/28/2018	$11,812	$12,132	$11,289	$11,707
3/31/2018	$11,822	$12,112	$11,296	$11,409
4/30/2018	$11,717	$11,998	$11,279	$11,453
5/31/2018	$12,112	$12,447	$11,535	$11,729
6/30/2018	$12,127	$12,495	$11,615	$11,801
7/31/2018	$12,452	$12,763	$11,904	$12,240
8/31/2018	$12,987	$13,499	$12,274	$12,639
9/30/2018	$13,062	$13,441	$12,195	$12,711
10/31/2018	$11,872	$12,110	$11,182	$11,842
11/30/2018	$12,262	$12,418	$11,457	$12,083
12/31/2018	$11,250	$11,291	$10,321	$10,992
1/31/2019	$12,424	$12,589	$11,434	$11,873
2/28/2019	$13,261	$13,327	$11,925	$12,254
3/31/2019	$13,498	$13,507	$12,027	$12,493
4/30/2019	$14,014	$14,114	$12,485	$12,998
5/31/2019	$13,482	$13,302	$11,719	$12,172
6/30/2019	$14,372	$14,236	$12,524	$13,030
7/31/2019	$14,603	$14,569	$12,702	$13,218
8/31/2019	$14,340	$14,303	$12,341	$13,008
9/30/2019	$14,161	$14,141	$12,584	$13,252
10/31/2019	$14,519	$14,403	$12,716	$13,539
11/30/2019	$15,193	$15,119	$13,170	$14,030
12/31/2019	$15,439	$15,296	$13,473	$14,453
1/31/2020	$15,754	$15,439	$13,365	$14,448
2/29/2020	$14,754	$14,375	$12,204	$13,258
3/31/2020	$12,452	$12,231	$9,825	$11,621
4/30/2020	$14,318	$14,146	$11,237	$13,111
5/31/2020	$15,914	$15,567	$12,026	$13,735
6/30/2020	$16,433	$15,932	$12,243	$14,008
7/31/2020	$17,709	$17,205	$12,962	$14,798
8/31/2020	$18,355	$17,673	$13,418	$15,862
9/30/2020	$18,261	$17,426	$13,157	$15,259
10/31/2020	$18,471	$17,447	$13,240	$14,853
11/30/2020	$20,690	$19,790	$15,071	$16,479
12/31/2020	$21,693	$20,740	$15,777	$17,113
1/31/2021	$21,288	$20,670	$15,735	$16,940
2/28/2021	$22,049	$21,023	$16,611	$17,407
3/31/2021	$21,369	$20,623	$17,061	$18,169
4/30/2021	$22,616	$21,781	$17,930	$19,139
5/31/2021	$21,749	$21,448	$18,074	$19,273
6/30/2021	$23,021	$22,906	$18,340	$19,723
7/31/2021	$23,576	$23,142	$18,481	$20,191
8/31/2021	$24,237	$23,889	$18,951	$20,805
9/30/2021	$23,183	$22,732	$18,170	$19,838
10/31/2021	$24,461	$24,326	$19,251	$21,227
11/30/2021	$23,264	$23,298	$18,581	$21,080
12/31/2021	$23,199	$23,380	$19,340	$22,025
1/31/2022	$19,992	$20,363	$17,915	$20,885
2/28/2022	$19,754	$20,115	$17,786	$20,260
3/31/2022	$19,754	$20,438	$18,241	$21,012
4/30/2022	$17,667	$18,137	$16,836	$19,180
5/31/2022	$16,886	$17,435	$16,850	$19,215
6/30/2022	$16,020	$16,132	$15,168	$17,629
7/31/2022	$17,847	$18,106	$16,665	$19,254
8/31/2022	$17,074	$17,513	$16,142	$18,469
9/30/2022	$15,565	$16,026	$14,646	$16,768
10/31/2022	$16,439	$17,286	$15,946	$18,126
11/30/2022	$16,988	$18,226	$16,905	$19,139
12/31/2022	$15,688	$17,132	$15,991	$18,036
1/31/2023	$16,641	$18,627	$17,319	$19,169
2/28/2023	$16,222	$18,443	$16,899	$18,702
3/31/2023	$16,771	$18,698	$16,639	$19,388
4/30/2023	$16,229	$18,427	$16,552	$19,691
5/31/2023	$16,576	$18,438	$16,089	$19,777
6/30/2023	$17,537	$19,863	$17,432	$21,083
7/31/2023	$17,905	$20,464	$18,123	$21,761
8/31/2023	$17,016	$19,790	$17,495	$21,414
9/30/2023	$15,890	$18,826	$16,616	$20,393
10/31/2023	$14,734	$17,865	$15,786	$19,964
11/30/2023	$16,619	$20,044	$17,401	$21,788
12/31/2023	$17,443	$21,564	$18,746	$22,777
1/31/2024	$18,006	$21,448	$18,479	$23,160
2/29/2024	$19,783	$23,060	$19,511	$24,397
3/31/2024	$20,137	$23,612	$20,358	$25,182
4/30/2024	$18,938	$22,240	$19,258	$24,153
5/31/2024	$19,248	$22,478	$19,807	$25,351
6/30/2024	$19,674	$22,853	$19,676	$26,260
7/31/2024	$19,039	$22,992	$20,603	$26,580
8/31/2024	$19,848	$23,563	$21,021	$27,225
9/30/2024	$20,823	$24,348	$21,489	$27,806
10/31/2024	$21,509	$24,773	$21,373	$27,554
11/30/2024	$24,506	$28,075	$23,259	$29,172
12/31/2024	$22,881	$26,330	$21,622	$28,476
1/31/2025	$24,492	$28,010	$22,542	$29,269
2/28/2025	$22,116	$26,414	$21,901	$28,887
3/31/2025	$19,725	$24,455	$20,886	$27,260
4/30/2025	$21,177	$25,277	$20,670	$27,075
5/31/2025	$23,726	$27,700	$21,852	$28,779
6/30/2025	$25,149	$28,907	$22,668	$30,243
7/31/2025	$25,763	$29,494	$23,089	$30,921
8/31/2025	$26,637	$29,789	$23,665	$31,548
9/30/2025	$27,901	$29,710	$23,876	$32,700
10/31/2025	$28,060	$29,627	$23,678	$33,465
11/30/2025	$26,753	$28,999	$23,979	$33,547

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.17%	5.27%	12.04%
Russell Mid Cap Growth Index	3.29%	7.94%	13.09%
Russell Mid Cap Index	3.10%	9.73%	10.63%
S&P 500 Index	15.00%	15.28%	15.00%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class I
Trading Symbol	LMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.04%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,805	$9,774	$9,732	$9,842
1/31/2016	$8,971	$9,034	$9,094	$9,354
2/29/2016	$8,957	$9,176	$9,197	$9,341
3/31/2016	$9,605	$9,831	$9,950	$9,975
4/30/2016	$9,619	$9,825	$10,056	$10,014
5/31/2016	$9,948	$9,986	$10,221	$10,193
6/30/2016	$9,848	$9,984	$10,267	$10,220
7/31/2016	$10,262	$10,479	$10,736	$10,597
8/31/2016	$10,162	$10,448	$10,709	$10,612
9/30/2016	$10,110	$10,443	$10,731	$10,614
10/31/2016	$9,729	$10,018	$10,390	$10,420
11/30/2016	$10,062	$10,454	$10,950	$10,806
12/31/2016	$9,930	$10,490	$11,075	$11,019
1/31/2017	$10,380	$10,840	$11,342	$11,228
2/28/2017	$10,537	$11,152	$11,663	$11,674
3/31/2017	$10,625	$11,213	$11,645	$11,688
4/30/2017	$10,880	$11,380	$11,735	$11,808
5/31/2017	$11,120	$11,652	$11,842	$11,974
6/30/2017	$11,184	$11,686	$11,959	$12,049
7/31/2017	$11,287	$11,881	$12,136	$12,297
8/31/2017	$11,424	$11,965	$12,041	$12,334
9/30/2017	$11,664	$12,304	$12,375	$12,589
10/31/2017	$11,884	$12,648	$12,581	$12,882
11/30/2017	$12,222	$13,071	$13,005	$13,277
12/31/2017	$12,233	$13,141	$13,126	$13,425
1/31/2018	$12,857	$13,884	$13,620	$14,194
2/28/2018	$12,450	$13,449	$13,057	$13,671
3/31/2018	$12,455	$13,427	$13,065	$13,323
4/30/2018	$12,344	$13,300	$13,045	$13,374
5/31/2018	$12,762	$13,797	$13,341	$13,696
6/30/2018	$12,773	$13,851	$13,434	$13,781
7/31/2018	$13,117	$14,148	$13,768	$14,294
8/31/2018	$13,678	$14,963	$14,196	$14,759
9/30/2018	$13,757	$14,900	$14,105	$14,843
10/31/2018	$12,503	$13,424	$12,933	$13,829
11/30/2018	$12,916	$13,766	$13,251	$14,111
12/31/2018	$11,850	$12,517	$11,937	$12,837
1/31/2019	$13,082	$13,955	$13,224	$13,865
2/28/2019	$13,962	$14,773	$13,792	$14,310
3/31/2019	$14,213	$14,973	$13,911	$14,588
4/30/2019	$14,754	$15,646	$14,440	$15,179
5/31/2019	$14,191	$14,746	$13,554	$14,215
6/30/2019	$15,127	$15,781	$14,485	$15,216
7/31/2019	$15,372	$16,150	$14,692	$15,435
8/31/2019	$15,099	$15,856	$14,273	$15,190
9/30/2019	$14,904	$15,675	$14,554	$15,475
10/31/2019	$15,278	$15,966	$14,707	$15,810
11/30/2019	$15,991	$16,760	$15,233	$16,384
12/31/2019	$16,246	$16,956	$15,582	$16,878
1/31/2020	$16,580	$17,115	$15,457	$16,872
2/29/2020	$15,527	$15,935	$14,115	$15,483
3/31/2020	$13,106	$13,558	$11,364	$13,570
4/30/2020	$15,065	$15,681	$12,996	$15,310
5/31/2020	$16,743	$17,257	$13,910	$16,039
6/30/2020	$17,287	$17,661	$14,160	$16,358
7/31/2020	$18,627	$19,072	$14,992	$17,281
8/31/2020	$19,311	$19,591	$15,519	$18,523
9/30/2020	$19,205	$19,317	$15,217	$17,819
10/31/2020	$19,428	$19,340	$15,314	$17,345
11/30/2020	$21,761	$21,938	$17,431	$19,244
12/31/2020	$22,817	$22,990	$18,247	$19,984
1/31/2021	$22,388	$22,914	$18,199	$19,782
2/28/2021	$23,187	$23,305	$19,212	$20,327
3/31/2021	$22,474	$22,861	$19,732	$21,218
4/30/2021	$23,775	$24,145	$20,738	$22,350
5/31/2021	$22,870	$23,776	$20,904	$22,506
6/30/2021	$24,198	$25,392	$21,212	$23,032
7/31/2021	$24,786	$25,653	$21,375	$23,579
8/31/2021	$25,480	$26,481	$21,919	$24,296
9/30/2021	$24,370	$25,199	$21,016	$23,166
10/31/2021	$25,712	$26,965	$22,266	$24,789
11/30/2021	$24,449	$25,826	$21,490	$24,617
12/31/2021	$24,380	$25,917	$22,368	$25,720
1/31/2022	$21,015	$22,572	$20,720	$24,389
2/28/2022	$20,762	$22,298	$20,571	$23,659
3/31/2022	$20,754	$22,656	$21,098	$24,537
4/30/2022	$18,561	$20,105	$19,473	$22,398
5/31/2022	$17,741	$19,327	$19,488	$22,439
6/30/2022	$16,836	$17,882	$17,543	$20,587
7/31/2022	$18,745	$20,071	$19,275	$22,485
8/31/2022	$17,933	$19,413	$18,670	$21,568
9/30/2022	$16,346	$17,765	$16,940	$19,581
10/31/2022	$17,266	$19,162	$18,443	$21,167
11/30/2022	$17,841	$20,204	$19,552	$22,350
12/31/2022	$16,476	$18,992	$18,495	$21,062
1/31/2023	$17,473	$20,649	$20,031	$22,385
2/28/2023	$17,036	$20,445	$19,545	$21,839
3/31/2023	$17,603	$20,727	$19,245	$22,641
4/30/2023	$17,036	$20,426	$19,143	$22,994
5/31/2023	$17,404	$20,439	$18,609	$23,094
6/30/2023	$18,408	$22,019	$20,161	$24,620
7/31/2023	$18,799	$22,685	$20,961	$25,411
8/31/2023	$17,864	$21,937	$20,234	$25,007
9/30/2023	$16,675	$20,868	$19,218	$23,814
10/31/2023	$15,464	$19,804	$18,258	$23,314
11/30/2023	$17,442	$22,220	$20,126	$25,443
12/31/2023	$18,308	$23,904	$21,681	$26,599
1/31/2024	$18,891	$23,775	$21,372	$27,046
2/29/2024	$20,762	$25,563	$22,567	$28,490
3/31/2024	$21,130	$26,174	$23,546	$29,406
4/30/2024	$19,865	$24,654	$22,274	$28,205
5/31/2024	$20,194	$24,917	$22,909	$29,604
6/30/2024	$20,639	$25,333	$22,757	$30,666
7/31/2024	$19,964	$25,487	$23,830	$31,039
8/31/2024	$20,815	$26,120	$24,313	$31,792
9/30/2024	$21,835	$26,990	$24,854	$32,471
10/31/2024	$22,556	$27,462	$24,720	$32,177
11/30/2024	$25,699	$31,122	$26,901	$34,066
12/31/2024	$23,989	$29,188	$25,008	$33,254
1/31/2025	$25,676	$31,050	$26,072	$34,180
2/28/2025	$23,184	$29,280	$25,331	$33,734
3/31/2025	$20,677	$27,109	$24,157	$31,833
4/30/2025	$22,195	$28,020	$23,907	$31,617
5/31/2025	$24,871	$30,706	$25,274	$33,607
6/30/2025	$26,358	$32,044	$26,218	$35,316
7/31/2025	$27,002	$32,695	$26,704	$36,109
8/31/2025	$27,915	$33,022	$27,371	$36,841
9/30/2025	$29,234	$32,934	$27,614	$38,185
10/31/2025	$29,395	$32,842	$27,386	$39,079
11/30/2025	$28,022	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	9.04%	5.19%	10.85%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019096
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class P
Trading Symbol	LGOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.56%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,801	$9,774	$9,732	$9,842
1/31/2016	$8,969	$9,034	$9,094	$9,354
2/29/2016	$8,947	$9,176	$9,197	$9,341
3/31/2016	$9,590	$9,831	$9,950	$9,975
4/30/2016	$9,601	$9,825	$10,056	$10,014
5/31/2016	$9,925	$9,986	$10,221	$10,193
6/30/2016	$9,822	$9,984	$10,267	$10,220
7/31/2016	$10,233	$10,479	$10,736	$10,597
8/31/2016	$10,130	$10,448	$10,709	$10,612
9/30/2016	$10,076	$10,443	$10,731	$10,614
10/31/2016	$9,687	$10,018	$10,390	$10,420
11/30/2016	$10,017	$10,454	$10,950	$10,806
12/31/2016	$9,883	$10,490	$11,075	$11,019
1/31/2017	$10,323	$10,840	$11,342	$11,228
2/28/2017	$10,480	$11,152	$11,663	$11,674
3/31/2017	$10,563	$11,213	$11,645	$11,688
4/30/2017	$10,814	$11,380	$11,735	$11,808
5/31/2017	$11,043	$11,652	$11,842	$11,974
6/30/2017	$11,104	$11,686	$11,959	$12,049
7/31/2017	$11,205	$11,881	$12,136	$12,297
8/31/2017	$11,333	$11,965	$12,041	$12,334
9/30/2017	$11,567	$12,304	$12,375	$12,589
10/31/2017	$11,785	$12,648	$12,581	$12,882
11/30/2017	$12,114	$13,071	$13,005	$13,277
12/31/2017	$12,120	$13,141	$13,126	$13,425
1/31/2018	$12,730	$13,884	$13,620	$14,194
2/28/2018	$12,322	$13,449	$13,057	$13,671
3/31/2018	$12,322	$13,427	$13,065	$13,323
4/30/2018	$12,212	$13,300	$13,045	$13,374
5/31/2018	$12,620	$13,797	$13,341	$13,696
6/30/2018	$12,626	$13,851	$13,434	$13,781
7/31/2018	$12,956	$14,148	$13,768	$14,294
8/31/2018	$13,510	$14,963	$14,196	$14,759
9/30/2018	$13,584	$14,900	$14,105	$14,843
10/31/2018	$12,340	$13,424	$12,933	$13,829
11/30/2018	$12,742	$13,766	$13,251	$14,111
12/31/2018	$11,684	$12,517	$11,937	$12,837
1/31/2019	$12,896	$13,955	$13,224	$13,865
2/28/2019	$13,758	$14,773	$13,792	$14,310
3/31/2019	$13,998	$14,973	$13,911	$14,588
4/30/2019	$14,529	$15,646	$14,440	$15,179
5/31/2019	$13,972	$14,746	$13,554	$14,215
6/30/2019	$14,886	$15,781	$14,485	$15,216
7/31/2019	$15,126	$16,150	$14,692	$15,435
8/31/2019	$14,847	$15,856	$14,273	$15,190
9/30/2019	$14,653	$15,675	$14,554	$15,475
10/31/2019	$15,016	$15,966	$14,707	$15,810
11/30/2019	$15,702	$16,760	$15,233	$16,384
12/31/2019	$15,954	$16,956	$15,582	$16,878
1/31/2020	$16,269	$17,115	$15,457	$16,872
2/29/2020	$15,233	$15,935	$14,115	$15,483
3/31/2020	$12,852	$13,558	$11,364	$13,570
4/30/2020	$14,767	$15,681	$12,996	$15,310
5/31/2020	$16,407	$17,257	$13,910	$16,039
6/30/2020	$16,935	$17,661	$14,160	$16,358
7/31/2020	$18,239	$19,072	$14,992	$17,281
8/31/2020	$18,904	$19,591	$15,519	$18,523
9/30/2020	$18,794	$19,317	$15,217	$17,819
10/31/2020	$19,000	$19,340	$15,314	$17,345
11/30/2020	$21,278	$21,938	$17,431	$19,244
12/31/2020	$22,297	$22,990	$18,247	$19,984
1/31/2021	$21,875	$22,914	$18,199	$19,782
2/28/2021	$22,647	$23,305	$19,212	$20,327
3/31/2021	$21,946	$22,861	$19,732	$21,218
4/30/2021	$23,204	$24,145	$20,738	$22,350
5/31/2021	$22,313	$23,776	$20,904	$22,506
6/30/2021	$23,602	$25,392	$21,212	$23,032
7/31/2021	$24,159	$25,653	$21,375	$23,579
8/31/2021	$24,828	$26,481	$21,919	$24,296
9/30/2021	$23,737	$25,199	$21,016	$23,166
10/31/2021	$25,035	$26,965	$22,266	$24,789
11/30/2021	$23,801	$25,826	$21,490	$24,617
12/31/2021	$23,726	$25,917	$22,368	$25,720
1/31/2022	$20,442	$22,572	$20,720	$24,389
2/28/2022	$20,183	$22,298	$20,571	$23,659
3/31/2022	$20,173	$22,656	$21,098	$24,537
4/30/2022	$18,032	$20,105	$19,473	$22,398
5/31/2022	$17,225	$19,327	$19,488	$22,439
6/30/2022	$16,342	$17,882	$17,543	$20,587
7/31/2022	$18,195	$20,071	$19,275	$22,485
8/31/2022	$17,398	$19,413	$18,670	$21,568
9/30/2022	$15,852	$17,765	$16,940	$19,581
10/31/2022	$16,736	$19,162	$18,443	$21,167
11/30/2022	$17,292	$20,204	$19,552	$22,350
12/31/2022	$15,958	$18,992	$18,495	$21,062
1/31/2023	$16,918	$20,649	$20,031	$22,385
2/28/2023	$16,486	$20,445	$19,545	$21,839
3/31/2023	$17,033	$20,727	$19,245	$22,641
4/30/2023	$16,476	$20,426	$19,143	$22,994
5/31/2023	$16,822	$20,439	$18,609	$23,094
6/30/2023	$17,792	$22,019	$20,161	$24,620
7/31/2023	$18,157	$22,685	$20,961	$25,411
8/31/2023	$17,244	$21,937	$20,234	$25,007
9/30/2023	$16,102	$20,868	$19,218	$23,814
10/31/2023	$14,921	$19,804	$18,258	$23,314
11/30/2023	$16,822	$22,220	$20,126	$25,443
12/31/2023	$17,648	$23,904	$21,681	$26,599
1/31/2024	$18,205	$23,775	$21,372	$27,046
2/29/2024	$20,000	$25,563	$22,567	$28,490
3/31/2024	$20,355	$26,174	$23,546	$29,406
4/30/2024	$19,126	$24,654	$22,274	$28,205
5/31/2024	$19,434	$24,917	$22,909	$29,604
6/30/2024	$19,856	$25,333	$22,757	$30,666
7/31/2024	$19,203	$25,487	$23,830	$31,039
8/31/2024	$20,010	$26,120	$24,313	$31,792
9/30/2024	$20,979	$26,990	$24,854	$32,471
10/31/2024	$21,661	$27,462	$24,720	$32,177
11/30/2024	$24,676	$31,122	$26,901	$34,066
12/31/2024	$23,025	$29,188	$25,008	$33,254
1/31/2025	$24,638	$31,050	$26,072	$34,180
2/28/2025	$22,237	$29,280	$25,331	$33,734
3/31/2025	$19,827	$27,109	$24,157	$31,833
4/30/2025	$21,277	$28,020	$23,907	$31,617
5/31/2025	$23,822	$30,706	$25,274	$33,607
6/30/2025	$25,243	$32,044	$26,218	$35,316
7/31/2025	$25,847	$32,695	$26,704	$36,109
8/31/2025	$26,712	$33,022	$27,371	$36,841
9/30/2025	$27,960	$32,934	$27,614	$38,185
10/31/2025	$28,104	$32,842	$27,386	$39,079
11/30/2025	$26,788	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	8.56%	4.71%	10.36%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054716
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R2
Trading Symbol	LGOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.39%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,798	$9,774	$9,732	$9,842
1/31/2016	$8,962	$9,034	$9,094	$9,354
2/29/2016	$8,940	$9,176	$9,197	$9,341
3/31/2016	$9,583	$9,831	$9,950	$9,975
4/30/2016	$9,594	$9,825	$10,056	$10,014
5/31/2016	$9,919	$9,986	$10,221	$10,193
6/30/2016	$9,814	$9,984	$10,267	$10,220
7/31/2016	$10,221	$10,479	$10,736	$10,597
8/31/2016	$10,117	$10,448	$10,709	$10,612
9/30/2016	$10,062	$10,443	$10,731	$10,614
10/31/2016	$9,671	$10,018	$10,390	$10,420
11/30/2016	$10,001	$10,454	$10,950	$10,806
12/31/2016	$9,865	$10,490	$11,075	$11,019
1/31/2017	$10,303	$10,840	$11,342	$11,228
2/28/2017	$10,456	$11,152	$11,663	$11,674
3/31/2017	$10,535	$11,213	$11,645	$11,688
4/30/2017	$10,791	$11,380	$11,735	$11,808
5/31/2017	$11,018	$11,652	$11,842	$11,974
6/30/2017	$11,075	$11,686	$11,959	$12,049
7/31/2017	$11,171	$11,881	$12,136	$12,297
8/31/2017	$11,302	$11,965	$12,041	$12,334
9/30/2017	$11,535	$12,304	$12,375	$12,589
10/31/2017	$11,745	$12,648	$12,581	$12,882
11/30/2017	$12,075	$13,071	$13,005	$13,277
12/31/2017	$12,081	$13,141	$13,126	$13,425
1/31/2018	$12,685	$13,884	$13,620	$14,194
2/28/2018	$12,280	$13,449	$13,057	$13,671
3/31/2018	$12,280	$13,427	$13,065	$13,323
4/30/2018	$12,162	$13,300	$13,045	$13,374
5/31/2018	$12,567	$13,797	$13,341	$13,696
6/30/2018	$12,573	$13,851	$13,434	$13,781
7/31/2018	$12,903	$14,148	$13,768	$14,294
8/31/2018	$13,450	$14,963	$14,196	$14,759
9/30/2018	$13,518	$14,900	$14,105	$14,843
10/31/2018	$12,287	$13,424	$12,933	$13,829
11/30/2018	$12,679	$13,766	$13,251	$14,111
12/31/2018	$11,630	$12,517	$11,937	$12,837
1/31/2019	$12,829	$13,955	$13,224	$13,865
2/28/2019	$13,690	$14,773	$13,792	$14,310
3/31/2019	$13,929	$14,973	$13,911	$14,588
4/30/2019	$14,452	$15,646	$14,440	$15,179
5/31/2019	$13,896	$14,746	$13,554	$14,215
6/30/2019	$14,803	$15,781	$14,485	$15,216
7/31/2019	$15,035	$16,150	$14,692	$15,435
8/31/2019	$14,757	$15,856	$14,273	$15,190
9/30/2019	$14,565	$15,675	$14,554	$15,475
10/31/2019	$14,922	$15,966	$14,707	$15,810
11/30/2019	$15,611	$16,760	$15,233	$16,384
12/31/2019	$15,854	$16,956	$15,582	$16,878
1/31/2020	$16,171	$17,115	$15,457	$16,872
2/29/2020	$15,131	$15,935	$14,115	$15,483
3/31/2020	$12,764	$13,558	$11,364	$13,570
4/30/2020	$14,667	$15,681	$12,996	$15,310
5/31/2020	$16,297	$17,257	$13,910	$16,039
6/30/2020	$16,817	$17,661	$14,160	$16,358
7/31/2020	$18,109	$19,072	$14,992	$17,281
8/31/2020	$18,763	$19,591	$15,519	$18,523
9/30/2020	$18,657	$19,317	$15,217	$17,819
10/31/2020	$18,861	$19,340	$15,314	$17,345
11/30/2020	$21,116	$21,938	$17,431	$19,244
12/31/2020	$22,123	$22,990	$18,247	$19,984
1/31/2021	$21,697	$22,914	$18,199	$19,782
2/28/2021	$22,467	$23,305	$19,212	$20,327
3/31/2021	$21,763	$22,861	$19,732	$21,218
4/30/2021	$23,016	$24,145	$20,738	$22,350
5/31/2021	$22,123	$23,776	$20,904	$22,506
6/30/2021	$23,401	$25,392	$21,212	$23,032
7/31/2021	$23,950	$25,653	$21,375	$23,579
8/31/2021	$24,613	$26,481	$21,919	$24,296
9/30/2021	$23,524	$25,199	$21,016	$23,166
10/31/2021	$24,810	$26,965	$22,266	$24,789
11/30/2021	$23,581	$25,826	$21,490	$24,617
12/31/2021	$23,503	$25,917	$22,368	$25,720
1/31/2022	$20,247	$22,572	$20,720	$24,389
2/28/2022	$19,998	$22,298	$20,571	$23,659
3/31/2022	$19,978	$22,656	$21,098	$24,537
4/30/2022	$17,856	$20,105	$19,473	$22,398
5/31/2022	$17,060	$19,327	$19,488	$22,439
6/30/2022	$16,183	$17,882	$17,543	$20,587
7/31/2022	$18,006	$20,071	$19,275	$22,485
8/31/2022	$17,219	$19,413	$18,670	$21,568
9/30/2022	$15,695	$17,765	$16,940	$19,581
10/31/2022	$16,562	$19,162	$18,443	$21,167
11/30/2022	$17,110	$20,204	$19,552	$22,350
12/31/2022	$15,785	$18,992	$18,495	$21,062
1/31/2023	$16,741	$20,649	$20,031	$22,385
2/28/2023	$16,303	$20,445	$19,545	$21,839
3/31/2023	$16,851	$20,727	$19,245	$22,641
4/30/2023	$16,293	$20,426	$19,143	$22,994
5/31/2023	$16,631	$20,439	$18,609	$23,094
6/30/2023	$17,588	$22,019	$20,161	$24,620
7/31/2023	$17,946	$22,685	$20,961	$25,411
8/31/2023	$17,050	$21,937	$20,234	$25,007
9/30/2023	$15,904	$20,868	$19,218	$23,814
10/31/2023	$14,739	$19,804	$18,258	$23,314
11/30/2023	$16,622	$22,220	$20,126	$25,443
12/31/2023	$17,438	$23,904	$21,681	$26,599
1/31/2024	$17,986	$23,775	$21,372	$27,046
2/29/2024	$19,749	$25,563	$22,567	$28,490
3/31/2024	$20,097	$26,174	$23,546	$29,406
4/30/2024	$18,882	$24,654	$22,274	$28,205
5/31/2024	$19,181	$24,917	$22,909	$29,604
6/30/2024	$19,599	$25,333	$22,757	$30,666
7/31/2024	$18,952	$25,487	$23,830	$31,039
8/31/2024	$19,749	$26,120	$24,313	$31,792
9/30/2024	$20,705	$26,990	$24,854	$32,471
10/31/2024	$21,372	$27,462	$24,720	$32,177
11/30/2024	$24,340	$31,122	$26,901	$34,066
12/31/2024	$22,716	$29,188	$25,008	$33,254
1/31/2025	$24,290	$31,050	$26,072	$34,180
2/28/2025	$21,930	$29,280	$25,331	$33,734
3/31/2025	$19,549	$27,109	$24,157	$31,833
4/30/2025	$20,974	$28,020	$23,907	$31,617
5/31/2025	$23,483	$30,706	$25,274	$33,607
6/30/2025	$24,878	$32,044	$26,218	$35,316
7/31/2025	$25,475	$32,695	$26,704	$36,109
8/31/2025	$26,322	$33,022	$27,371	$36,841
9/30/2025	$27,547	$32,934	$27,614	$38,185
10/31/2025	$27,686	$32,842	$27,386	$39,079
11/30/2025	$26,381	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.39%	4.55%	10.19%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054717
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	LGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.49%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,801	$9,774	$9,732	$9,842
1/31/2016	$8,962	$9,034	$9,094	$9,354
2/29/2016	$8,940	$9,176	$9,197	$9,341
3/31/2016	$9,584	$9,831	$9,950	$9,975
4/30/2016	$9,601	$9,825	$10,056	$10,014
5/31/2016	$9,920	$9,986	$10,221	$10,193
6/30/2016	$9,817	$9,984	$10,267	$10,220
7/31/2016	$10,229	$10,479	$10,736	$10,597
8/31/2016	$10,120	$10,448	$10,709	$10,612
9/30/2016	$10,066	$10,443	$10,731	$10,614
10/31/2016	$9,682	$10,018	$10,390	$10,420
11/30/2016	$10,012	$10,454	$10,950	$10,806
12/31/2016	$9,878	$10,490	$11,075	$11,019
1/31/2017	$10,314	$10,840	$11,342	$11,228
2/28/2017	$10,471	$11,152	$11,663	$11,674
3/31/2017	$10,555	$11,213	$11,645	$11,688
4/30/2017	$10,806	$11,380	$11,735	$11,808
5/31/2017	$11,035	$11,652	$11,842	$11,974
6/30/2017	$11,091	$11,686	$11,959	$12,049
7/31/2017	$11,192	$11,881	$12,136	$12,297
8/31/2017	$11,326	$11,965	$12,041	$12,334
9/30/2017	$11,555	$12,304	$12,375	$12,589
10/31/2017	$11,773	$12,648	$12,581	$12,882
11/30/2017	$12,097	$13,071	$13,005	$13,277
12/31/2017	$12,104	$13,141	$13,126	$13,425
1/31/2018	$12,715	$13,884	$13,620	$14,194
2/28/2018	$12,305	$13,449	$13,057	$13,671
3/31/2018	$12,305	$13,427	$13,065	$13,323
4/30/2018	$12,195	$13,300	$13,045	$13,374
5/31/2018	$12,605	$13,797	$13,341	$13,696
6/30/2018	$12,605	$13,851	$13,434	$13,781
7/31/2018	$12,941	$14,148	$13,768	$14,294
8/31/2018	$13,491	$14,963	$14,196	$14,759
9/30/2018	$13,558	$14,900	$14,105	$14,843
10/31/2018	$12,324	$13,424	$12,933	$13,829
11/30/2018	$12,721	$13,766	$13,251	$14,111
12/31/2018	$11,667	$12,517	$11,937	$12,837
1/31/2019	$12,876	$13,955	$13,224	$13,865
2/28/2019	$13,733	$14,773	$13,792	$14,310
3/31/2019	$13,974	$14,973	$13,911	$14,588
4/30/2019	$14,507	$15,646	$14,440	$15,179
5/31/2019	$13,948	$14,746	$13,554	$14,215
6/30/2019	$14,858	$15,781	$14,485	$15,216
7/31/2019	$15,092	$16,150	$14,692	$15,435
8/31/2019	$14,812	$15,856	$14,273	$15,190
9/30/2019	$14,617	$15,675	$14,554	$15,475
10/31/2019	$14,981	$15,966	$14,707	$15,810
11/30/2019	$15,670	$16,760	$15,233	$16,384
12/31/2019	$15,915	$16,956	$15,582	$16,878
1/31/2020	$16,239	$17,115	$15,457	$16,872
2/29/2020	$15,200	$15,935	$14,115	$15,483
3/31/2020	$12,825	$13,558	$11,364	$13,570
4/30/2020	$14,731	$15,681	$12,996	$15,310
5/31/2020	$16,370	$17,257	$13,910	$16,039
6/30/2020	$16,893	$17,661	$14,160	$16,358
7/31/2020	$18,194	$19,072	$14,992	$17,281
8/31/2020	$18,855	$19,591	$15,519	$18,523
9/30/2020	$18,745	$19,317	$15,217	$17,819
10/31/2020	$18,951	$19,340	$15,314	$17,345
11/30/2020	$21,223	$21,938	$17,431	$19,244
12/31/2020	$22,237	$22,990	$18,247	$19,984
1/31/2021	$21,814	$22,914	$18,199	$19,782
2/28/2021	$22,589	$23,305	$19,212	$20,327
3/31/2021	$21,886	$22,861	$19,732	$21,218
4/30/2021	$23,141	$24,145	$20,738	$22,350
5/31/2021	$22,245	$23,776	$20,904	$22,506
6/30/2021	$23,532	$25,392	$21,212	$23,032
7/31/2021	$24,092	$25,653	$21,375	$23,579
8/31/2021	$24,755	$26,481	$21,919	$24,296
9/30/2021	$23,668	$25,199	$21,016	$23,166
10/31/2021	$24,963	$26,965	$22,266	$24,789
11/30/2021	$23,724	$25,826	$21,490	$24,617
12/31/2021	$23,648	$25,917	$22,368	$25,720
1/31/2022	$20,374	$22,572	$20,720	$24,389
2/28/2022	$20,123	$22,298	$20,571	$23,659
3/31/2022	$20,114	$22,656	$21,098	$24,537
4/30/2022	$17,980	$20,105	$19,473	$22,398
5/31/2022	$17,169	$19,327	$19,488	$22,439
6/30/2022	$16,290	$17,882	$17,543	$20,587
7/31/2022	$18,124	$20,071	$19,275	$22,485
8/31/2022	$17,342	$19,413	$18,670	$21,568
9/30/2022	$15,797	$17,765	$16,940	$19,581
10/31/2022	$16,676	$19,162	$18,443	$21,167
11/30/2022	$17,226	$20,204	$19,552	$22,350
12/31/2022	$15,904	$18,992	$18,495	$21,062
1/31/2023	$16,860	$20,649	$20,031	$22,385
2/28/2023	$16,425	$20,445	$19,545	$21,839
3/31/2023	$16,966	$20,727	$19,245	$22,641
4/30/2023	$16,415	$20,426	$19,143	$22,994
5/31/2023	$16,763	$20,439	$18,609	$23,094
6/30/2023	$17,719	$22,019	$20,161	$24,620
7/31/2023	$18,086	$22,685	$20,961	$25,411
8/31/2023	$17,178	$21,937	$20,234	$25,007
9/30/2023	$16,029	$20,868	$19,218	$23,814
10/31/2023	$14,861	$19,804	$18,258	$23,314
11/30/2023	$16,753	$22,220	$20,126	$25,443
12/31/2023	$17,574	$23,904	$21,681	$26,599
1/31/2024	$18,134	$23,775	$21,372	$27,046
2/29/2024	$19,920	$25,563	$22,567	$28,490
3/31/2024	$20,258	$26,174	$23,546	$29,406
4/30/2024	$19,051	$24,654	$22,274	$28,205
5/31/2024	$19,351	$24,917	$22,909	$29,604
6/30/2024	$19,766	$25,333	$22,757	$30,666
7/31/2024	$19,119	$25,487	$23,830	$31,039
8/31/2024	$19,920	$26,120	$24,313	$31,792
9/30/2024	$20,886	$26,990	$24,854	$32,471
10/31/2024	$21,572	$27,462	$24,720	$32,177
11/30/2024	$24,565	$31,122	$26,901	$34,066
12/31/2024	$22,924	$29,188	$25,008	$33,254
1/31/2025	$24,517	$31,050	$26,072	$34,180
2/28/2025	$22,141	$29,280	$25,331	$33,734
3/31/2025	$19,737	$27,109	$24,157	$31,833
4/30/2025	$21,176	$28,020	$23,907	$31,617
5/31/2025	$23,706	$30,706	$25,274	$33,607
6/30/2025	$25,115	$32,044	$26,218	$35,316
7/31/2025	$25,724	$32,695	$26,704	$36,109
8/31/2025	$26,574	$33,022	$27,371	$36,841
9/30/2025	$27,829	$32,934	$27,614	$38,185
10/31/2025	$27,964	$32,842	$27,386	$39,079
11/30/2025	$26,651	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.49%	4.66%	10.30%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	LGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.76%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,804	$9,774	$9,732	$9,842
1/31/2016	$8,970	$9,034	$9,094	$9,354
2/29/2016	$8,949	$9,176	$9,197	$9,341
3/31/2016	$9,597	$9,831	$9,950	$9,975
4/30/2016	$9,613	$9,825	$10,056	$10,014
5/31/2016	$9,937	$9,986	$10,221	$10,193
6/30/2016	$9,836	$9,984	$10,267	$10,220
7/31/2016	$10,250	$10,479	$10,736	$10,597
8/31/2016	$10,144	$10,448	$10,709	$10,612
9/30/2016	$10,090	$10,443	$10,731	$10,614
10/31/2016	$9,708	$10,018	$10,390	$10,420
11/30/2016	$10,037	$10,454	$10,950	$10,806
12/31/2016	$9,906	$10,490	$11,075	$11,019
1/31/2017	$10,350	$10,840	$11,342	$11,228
2/28/2017	$10,508	$11,152	$11,663	$11,674
3/31/2017	$10,591	$11,213	$11,645	$11,688
4/30/2017	$10,848	$11,380	$11,735	$11,808
5/31/2017	$11,078	$11,652	$11,842	$11,974
6/30/2017	$11,138	$11,686	$11,959	$12,049
7/31/2017	$11,242	$11,881	$12,136	$12,297
8/31/2017	$11,374	$11,965	$12,041	$12,334
9/30/2017	$11,609	$12,304	$12,375	$12,589
10/31/2017	$11,828	$12,648	$12,581	$12,882
11/30/2017	$12,162	$13,071	$13,005	$13,277
12/31/2017	$12,168	$13,141	$13,126	$13,425
1/31/2018	$12,784	$13,884	$13,620	$14,194
2/28/2018	$12,378	$13,449	$13,057	$13,671
3/31/2018	$12,384	$13,427	$13,065	$13,323
4/30/2018	$12,270	$13,300	$13,045	$13,374
5/31/2018	$12,682	$13,797	$13,341	$13,696
6/30/2018	$12,688	$13,851	$13,434	$13,781
7/31/2018	$13,029	$14,148	$13,768	$14,294
8/31/2018	$13,584	$14,963	$14,196	$14,759
9/30/2018	$13,656	$14,900	$14,105	$14,843
10/31/2018	$12,413	$13,424	$12,933	$13,829
11/30/2018	$12,820	$13,766	$13,251	$14,111
12/31/2018	$11,759	$12,517	$11,937	$12,837
1/31/2019	$12,977	$13,955	$13,224	$13,865
2/28/2019	$13,845	$14,773	$13,792	$14,310
3/31/2019	$14,092	$14,973	$13,911	$14,588
4/30/2019	$14,631	$15,646	$14,440	$15,179
5/31/2019	$14,067	$14,746	$13,554	$14,215
6/30/2019	$14,992	$15,781	$14,485	$15,216
7/31/2019	$15,233	$16,150	$14,692	$15,435
8/31/2019	$14,954	$15,856	$14,273	$15,190
9/30/2019	$14,764	$15,675	$14,554	$15,475
10/31/2019	$15,132	$15,966	$14,707	$15,810
11/30/2019	$15,829	$16,760	$15,233	$16,384
12/31/2019	$16,081	$16,956	$15,582	$16,878
1/31/2020	$16,409	$17,115	$15,457	$16,872
2/29/2020	$15,364	$15,935	$14,115	$15,483
3/31/2020	$12,965	$13,558	$11,364	$13,570
4/30/2020	$14,902	$15,681	$12,996	$15,310
5/31/2020	$16,557	$17,257	$13,910	$16,039
6/30/2020	$17,093	$17,661	$14,160	$16,358
7/31/2020	$18,413	$19,072	$14,992	$17,281
8/31/2020	$19,083	$19,591	$15,519	$18,523
9/30/2020	$18,976	$19,317	$15,217	$17,819
10/31/2020	$19,190	$19,340	$15,314	$17,345
11/30/2020	$21,488	$21,938	$17,431	$19,244
12/31/2020	$22,523	$22,990	$18,247	$19,984
1/31/2021	$22,097	$22,914	$18,199	$19,782
2/28/2021	$22,886	$23,305	$19,212	$20,327
3/31/2021	$22,175	$22,861	$19,732	$21,218
4/30/2021	$23,458	$24,145	$20,738	$22,350
5/31/2021	$22,554	$23,776	$20,904	$22,506
6/30/2021	$23,868	$25,392	$21,212	$23,032
7/31/2021	$24,432	$25,653	$21,375	$23,579
8/31/2021	$25,121	$26,481	$21,919	$24,296
9/30/2021	$24,015	$25,199	$21,016	$23,166
10/31/2021	$25,337	$26,965	$22,266	$24,789
11/30/2021	$24,084	$25,826	$21,490	$24,617
12/31/2021	$24,010	$25,917	$22,368	$25,720
1/31/2022	$20,690	$22,572	$20,720	$24,389
2/28/2022	$20,440	$22,298	$20,571	$23,659
3/31/2022	$20,431	$22,656	$21,098	$24,537
4/30/2022	$18,267	$20,105	$19,473	$22,398
5/31/2022	$17,453	$19,327	$19,488	$22,439
6/30/2022	$16,556	$17,882	$17,543	$20,587
7/31/2022	$18,433	$20,071	$19,275	$22,485
8/31/2022	$17,638	$19,413	$18,670	$21,568
9/30/2022	$16,075	$17,765	$16,940	$19,581
10/31/2022	$16,972	$19,162	$18,443	$21,167
11/30/2022	$17,536	$20,204	$19,552	$22,350
12/31/2022	$16,186	$18,992	$18,495	$21,062
1/31/2023	$17,166	$20,649	$20,031	$22,385
2/28/2023	$16,731	$20,445	$19,545	$21,839
3/31/2023	$17,286	$20,727	$19,245	$22,641
4/30/2023	$16,722	$20,426	$19,143	$22,994
5/31/2023	$17,083	$20,439	$18,609	$23,094
6/30/2023	$18,063	$22,019	$20,161	$24,620
7/31/2023	$18,443	$22,685	$20,961	$25,411
8/31/2023	$17,518	$21,937	$20,234	$25,007
9/30/2023	$16,352	$20,868	$19,218	$23,814
10/31/2023	$15,159	$19,804	$18,258	$23,314
11/30/2023	$17,092	$22,220	$20,126	$25,443
12/31/2023	$17,943	$23,904	$21,681	$26,599
1/31/2024	$18,507	$23,775	$21,372	$27,046
2/29/2024	$20,339	$25,563	$22,567	$28,490
3/31/2024	$20,690	$26,174	$23,546	$29,406
4/30/2024	$19,451	$24,654	$22,274	$28,205
5/31/2024	$19,765	$24,917	$22,909	$29,604
6/30/2024	$20,200	$25,333	$22,757	$30,666
7/31/2024	$19,534	$25,487	$23,830	$31,039
8/31/2024	$20,366	$26,120	$24,313	$31,792
9/30/2024	$21,356	$26,990	$24,854	$32,471
10/31/2024	$22,059	$27,462	$24,720	$32,177
11/30/2024	$25,130	$31,122	$26,901	$34,066
12/31/2024	$23,456	$29,188	$25,008	$33,254
1/31/2025	$25,093	$31,050	$26,072	$34,180
2/28/2025	$22,660	$29,280	$25,331	$33,734
3/31/2025	$20,200	$27,109	$24,157	$31,833
4/30/2025	$21,680	$28,020	$23,907	$31,617
5/31/2025	$24,279	$30,706	$25,274	$33,607
6/30/2025	$25,731	$32,044	$26,218	$35,316
7/31/2025	$26,350	$32,695	$26,704	$36,109
8/31/2025	$27,238	$33,022	$27,371	$36,841
9/30/2025	$28,524	$32,934	$27,614	$38,185
10/31/2025	$28,672	$32,842	$27,386	$39,079
11/30/2025	$27,331	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.76%	4.93%	10.58%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156657
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	LGOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,805	$9,774	$9,732	$9,842
1/31/2016	$8,972	$9,034	$9,094	$9,354
2/29/2016	$8,953	$9,176	$9,197	$9,341
3/31/2016	$9,605	$9,831	$9,950	$9,975
4/30/2016	$9,620	$9,825	$10,056	$10,014
5/31/2016	$9,948	$9,986	$10,221	$10,193
6/30/2016	$9,848	$9,984	$10,267	$10,220
7/31/2016	$10,267	$10,479	$10,736	$10,597
8/31/2016	$10,163	$10,448	$10,709	$10,612
9/30/2016	$10,115	$10,443	$10,731	$10,614
10/31/2016	$9,729	$10,018	$10,390	$10,420
11/30/2016	$10,063	$10,454	$10,950	$10,806
12/31/2016	$9,935	$10,490	$11,075	$11,019
1/31/2017	$10,381	$10,840	$11,342	$11,228
2/28/2017	$10,542	$11,152	$11,663	$11,674
3/31/2017	$10,626	$11,213	$11,645	$11,688
4/30/2017	$10,885	$11,380	$11,735	$11,808
5/31/2017	$11,120	$11,652	$11,842	$11,974
6/30/2017	$11,189	$11,686	$11,959	$12,049
7/31/2017	$11,292	$11,881	$12,136	$12,297
8/31/2017	$11,429	$11,965	$12,041	$12,334
9/30/2017	$11,669	$12,304	$12,375	$12,589
10/31/2017	$11,889	$12,648	$12,581	$12,882
11/30/2017	$12,227	$13,071	$13,005	$13,277
12/31/2017	$12,238	$13,141	$13,126	$13,425
1/31/2018	$12,862	$13,884	$13,620	$14,194
2/28/2018	$12,449	$13,449	$13,057	$13,671
3/31/2018	$12,460	$13,427	$13,065	$13,323
4/30/2018	$12,349	$13,300	$13,045	$13,374
5/31/2018	$12,766	$13,797	$13,341	$13,696
6/30/2018	$12,777	$13,851	$13,434	$13,781
7/31/2018	$13,121	$14,148	$13,768	$14,294
8/31/2018	$13,681	$14,963	$14,196	$14,759
9/30/2018	$13,761	$14,900	$14,105	$14,843
10/31/2018	$12,507	$13,424	$12,933	$13,829
11/30/2018	$12,920	$13,766	$13,251	$14,111
12/31/2018	$11,854	$12,517	$11,937	$12,837
1/31/2019	$13,086	$13,955	$13,224	$13,865
2/28/2019	$13,966	$14,773	$13,792	$14,310
3/31/2019	$14,216	$14,973	$13,911	$14,588
4/30/2019	$14,762	$15,646	$14,440	$15,179
5/31/2019	$14,200	$14,746	$13,554	$14,215
6/30/2019	$15,130	$15,781	$14,485	$15,216
7/31/2019	$15,381	$16,150	$14,692	$15,435
8/31/2019	$15,102	$15,856	$14,273	$15,190
9/30/2019	$14,907	$15,675	$14,554	$15,475
10/31/2019	$15,286	$15,966	$14,707	$15,810
11/30/2019	$15,994	$16,760	$15,233	$16,384
12/31/2019	$16,254	$16,956	$15,582	$16,878
1/31/2020	$16,587	$17,115	$15,457	$16,872
2/29/2020	$15,529	$15,935	$14,115	$15,483
3/31/2020	$13,110	$13,558	$11,364	$13,570
4/30/2020	$15,068	$15,681	$12,996	$15,310
5/31/2020	$16,751	$17,257	$13,910	$16,039
6/30/2020	$17,294	$17,661	$14,160	$16,358
7/31/2020	$18,633	$19,072	$14,992	$17,281
8/31/2020	$19,317	$19,591	$15,519	$18,523
9/30/2020	$19,212	$19,317	$15,217	$17,819
10/31/2020	$19,434	$19,340	$15,314	$17,345
11/30/2020	$21,766	$21,938	$17,431	$19,244
12/31/2020	$22,821	$22,990	$18,247	$19,984
1/31/2021	$22,392	$22,914	$18,199	$19,782
2/28/2021	$23,198	$23,305	$19,212	$20,327
3/31/2021	$22,478	$22,861	$19,732	$21,218
4/30/2021	$23,785	$24,145	$20,738	$22,350
5/31/2021	$22,874	$23,776	$20,904	$22,506
6/30/2021	$24,208	$25,392	$21,212	$23,032
7/31/2021	$24,789	$25,653	$21,375	$23,579
8/31/2021	$25,489	$26,481	$21,919	$24,296
9/30/2021	$24,373	$25,199	$21,016	$23,166
10/31/2021	$25,720	$26,965	$22,266	$24,789
11/30/2021	$24,452	$25,826	$21,490	$24,617
12/31/2021	$24,382	$25,917	$22,368	$25,720
1/31/2022	$21,019	$22,572	$20,720	$24,389
2/28/2022	$20,766	$22,298	$20,571	$23,659
3/31/2022	$20,759	$22,656	$21,098	$24,537
4/30/2022	$18,568	$20,105	$19,473	$22,398
5/31/2022	$17,748	$19,327	$19,488	$22,439
6/30/2022	$16,837	$17,882	$17,543	$20,587
7/31/2022	$18,752	$20,071	$19,275	$22,485
8/31/2022	$17,940	$19,413	$18,670	$21,568
9/30/2022	$16,354	$17,765	$16,940	$19,581
10/31/2022	$17,273	$19,162	$18,443	$21,167
11/30/2022	$17,848	$20,204	$19,552	$22,350
12/31/2022	$16,477	$18,992	$18,495	$21,062
1/31/2023	$17,480	$20,649	$20,031	$22,385
2/28/2023	$17,036	$20,445	$19,545	$21,839
3/31/2023	$17,611	$20,727	$19,245	$22,641
4/30/2023	$17,044	$20,426	$19,143	$22,994
5/31/2023	$17,404	$20,439	$18,609	$23,094
6/30/2023	$18,415	$22,019	$20,161	$24,620
7/31/2023	$18,805	$22,685	$20,961	$25,411
8/31/2023	$17,863	$21,937	$20,234	$25,007
9/30/2023	$16,684	$20,868	$19,218	$23,814
10/31/2023	$15,466	$19,804	$18,258	$23,314
11/30/2023	$17,442	$22,220	$20,126	$25,443
12/31/2023	$18,308	$23,904	$21,681	$26,599
1/31/2024	$18,897	$23,775	$21,372	$27,046
2/29/2024	$20,766	$25,563	$22,567	$28,490
3/31/2024	$21,142	$26,174	$23,546	$29,406
4/30/2024	$19,878	$24,654	$22,274	$28,205
5/31/2024	$20,207	$24,917	$22,909	$29,604
6/30/2024	$20,652	$25,333	$22,757	$30,666
7/31/2024	$19,977	$25,487	$23,830	$31,039
8/31/2024	$20,828	$26,120	$24,313	$31,792
9/30/2024	$21,847	$26,990	$24,854	$32,471
10/31/2024	$22,567	$27,462	$24,720	$32,177
11/30/2024	$25,715	$31,122	$26,901	$34,066
12/31/2024	$24,007	$29,188	$25,008	$33,254
1/31/2025	$25,684	$31,050	$26,072	$34,180
2/28/2025	$23,202	$29,280	$25,331	$33,734
3/31/2025	$20,690	$27,109	$24,157	$31,833
4/30/2025	$22,207	$28,020	$23,907	$31,617
5/31/2025	$24,880	$30,706	$25,274	$33,607
6/30/2025	$26,374	$32,044	$26,218	$35,316
7/31/2025	$27,009	$32,695	$26,704	$36,109
8/31/2025	$27,929	$33,022	$27,371	$36,841
9/30/2025	$29,246	$32,934	$27,614	$38,185
10/31/2025	$29,407	$32,842	$27,386	$39,079
11/30/2025	$28,036	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	9.03%	5.19%	10.86%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	LGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.17%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,810	$9,774	$9,732	$9,842
1/31/2016	$8,977	$9,034	$9,094	$9,354
2/29/2016	$8,958	$9,176	$9,197	$9,341
3/31/2016	$9,610	$9,831	$9,950	$9,975
4/30/2016	$9,629	$9,825	$10,056	$10,014
5/31/2016	$9,957	$9,986	$10,221	$10,193
6/30/2016	$9,857	$9,984	$10,267	$10,220
7/31/2016	$10,276	$10,479	$10,736	$10,597
8/31/2016	$10,176	$10,448	$10,709	$10,612
9/30/2016	$10,129	$10,443	$10,731	$10,614
10/31/2016	$9,743	$10,018	$10,390	$10,420
11/30/2016	$10,081	$10,454	$10,950	$10,806
12/31/2016	$9,949	$10,490	$11,075	$11,019
1/31/2017	$10,394	$10,840	$11,342	$11,228
2/28/2017	$10,556	$11,152	$11,663	$11,674
3/31/2017	$10,649	$11,213	$11,645	$11,688
4/30/2017	$10,908	$11,380	$11,735	$11,808
5/31/2017	$11,143	$11,652	$11,842	$11,974
6/30/2017	$11,211	$11,686	$11,959	$12,049
7/31/2017	$11,314	$11,881	$12,136	$12,297
8/31/2017	$11,456	$11,965	$12,041	$12,334
9/30/2017	$11,696	$12,304	$12,375	$12,589
10/31/2017	$11,916	$12,648	$12,581	$12,882
11/30/2017	$12,259	$13,071	$13,005	$13,277
12/31/2017	$12,269	$13,141	$13,126	$13,425
1/31/2018	$12,893	$13,884	$13,620	$14,194
2/28/2018	$12,486	$13,449	$13,057	$13,671
3/31/2018	$12,491	$13,427	$13,065	$13,323
4/30/2018	$12,386	$13,300	$13,045	$13,374
5/31/2018	$12,803	$13,797	$13,341	$13,696
6/30/2018	$12,814	$13,851	$13,434	$13,781
7/31/2018	$13,157	$14,148	$13,768	$14,294
8/31/2018	$13,728	$14,963	$14,196	$14,759
9/30/2018	$13,802	$14,900	$14,105	$14,843
10/31/2018	$12,549	$13,424	$12,933	$13,829
11/30/2018	$12,962	$13,766	$13,251	$14,111
12/31/2018	$11,892	$12,517	$11,937	$12,837
1/31/2019	$13,127	$13,955	$13,224	$13,865
2/28/2019	$14,012	$14,773	$13,792	$14,310
3/31/2019	$14,262	$14,973	$13,911	$14,588
4/30/2019	$14,813	$15,646	$14,440	$15,179
5/31/2019	$14,245	$14,746	$13,554	$14,215
6/30/2019	$15,186	$15,781	$14,485	$15,216
7/31/2019	$15,436	$16,150	$14,692	$15,435
8/31/2019	$15,158	$15,856	$14,273	$15,190
9/30/2019	$14,963	$15,675	$14,554	$15,475
10/31/2019	$15,342	$15,966	$14,707	$15,810
11/30/2019	$16,054	$16,760	$15,233	$16,384
12/31/2019	$16,314	$16,956	$15,582	$16,878
1/31/2020	$16,653	$17,115	$15,457	$16,872
2/29/2020	$15,590	$15,935	$14,115	$15,483
3/31/2020	$13,162	$13,558	$11,364	$13,570
4/30/2020	$15,129	$15,681	$12,996	$15,310
5/31/2020	$16,822	$17,257	$13,910	$16,039
6/30/2020	$17,365	$17,661	$14,160	$16,358
7/31/2020	$18,713	$19,072	$14,992	$17,281
8/31/2020	$19,402	$19,591	$15,519	$18,523
9/30/2020	$19,297	$19,317	$15,217	$17,819
10/31/2020	$19,519	$19,340	$15,314	$17,345
11/30/2020	$21,865	$21,938	$17,431	$19,244
12/31/2020	$22,924	$22,990	$18,247	$19,984
1/31/2021	$22,496	$22,914	$18,199	$19,782
2/28/2021	$23,300	$23,305	$19,212	$20,327
3/31/2021	$22,588	$22,861	$19,732	$21,218
4/30/2021	$23,900	$24,145	$20,738	$22,350
5/31/2021	$22,984	$23,776	$20,904	$22,506
6/30/2021	$24,328	$25,392	$21,212	$23,032
7/31/2021	$24,914	$25,653	$21,375	$23,579
8/31/2021	$25,613	$26,481	$21,919	$24,296
9/30/2021	$24,499	$25,199	$21,016	$23,166
10/31/2021	$25,850	$26,965	$22,266	$24,789
11/30/2021	$24,585	$25,826	$21,490	$24,617
12/31/2021	$24,516	$25,917	$22,368	$25,720
1/31/2022	$21,134	$22,572	$20,720	$24,389
2/28/2022	$20,882	$22,298	$20,571	$23,659
3/31/2022	$20,874	$22,656	$21,098	$24,537
4/30/2022	$18,675	$20,105	$19,473	$22,398
5/31/2022	$17,843	$19,327	$19,488	$22,439
6/30/2022	$16,934	$17,882	$17,543	$20,587
7/31/2022	$18,859	$20,071	$19,275	$22,485
8/31/2022	$18,049	$19,413	$18,670	$21,568
9/30/2022	$16,453	$17,765	$16,940	$19,581
10/31/2022	$17,377	$19,162	$18,443	$21,167
11/30/2022	$17,958	$20,204	$19,552	$22,350
12/31/2022	$16,583	$18,992	$18,495	$21,062
1/31/2023	$17,591	$20,649	$20,031	$22,385
2/28/2023	$17,141	$20,445	$19,545	$21,839
3/31/2023	$17,721	$20,727	$19,245	$22,641
4/30/2023	$17,148	$20,426	$19,143	$22,994
5/31/2023	$17,522	$20,439	$18,609	$23,094
6/30/2023	$18,538	$22,019	$20,161	$24,620
7/31/2023	$18,927	$22,685	$20,961	$25,411
8/31/2023	$17,980	$21,937	$20,234	$25,007
9/30/2023	$16,789	$20,868	$19,218	$23,814
10/31/2023	$15,575	$19,804	$18,258	$23,314
11/30/2023	$17,561	$22,220	$20,126	$25,443
12/31/2023	$18,439	$23,904	$21,681	$26,599
1/31/2024	$19,026	$23,775	$21,372	$27,046
2/29/2024	$20,912	$25,563	$22,567	$28,490
3/31/2024	$21,286	$26,174	$23,546	$29,406
4/30/2024	$20,019	$24,654	$22,274	$28,205
5/31/2024	$20,347	$24,917	$22,909	$29,604
6/30/2024	$20,798	$25,333	$22,757	$30,666
7/31/2024	$20,118	$25,487	$23,830	$31,039
8/31/2024	$20,981	$26,120	$24,313	$31,792
9/30/2024	$22,004	$26,990	$24,854	$32,471
10/31/2024	$22,729	$27,462	$24,720	$32,177
11/30/2024	$25,898	$31,122	$26,901	$34,066
12/31/2024	$24,180	$29,188	$25,008	$33,254
1/31/2025	$25,883	$31,050	$26,072	$34,180
2/28/2025	$23,378	$29,280	$25,331	$33,734
3/31/2025	$20,851	$27,109	$24,157	$31,833
4/30/2025	$22,378	$28,020	$23,907	$31,617
5/31/2025	$25,073	$30,706	$25,274	$33,607
6/30/2025	$26,578	$32,044	$26,218	$35,316
7/31/2025	$27,226	$32,695	$26,704	$36,109
8/31/2025	$28,150	$33,022	$27,371	$36,841
9/30/2025	$29,486	$32,934	$27,614	$38,185
10/31/2025	$29,654	$32,842	$27,386	$39,079
11/30/2025	$28,272	$32,146	$27,735	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	9.17%	5.27%	10.95%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 698,431,860
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,969,621
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class A
Trading Symbol	LRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.21%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.03%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$9,424	$10,000	$10,000
12/31/2015	$9,005	$9,473	$9,842
1/31/2016	$8,469	$8,836	$9,354
2/29/2016	$8,478	$8,897	$9,341
3/31/2016	$9,109	$9,634	$9,975
4/30/2016	$9,192	$9,838	$10,014
5/31/2016	$9,425	$10,019	$10,193
6/30/2016	$9,460	$10,049	$10,220
7/31/2016	$9,832	$10,591	$10,597
8/31/2016	$10,001	$10,854	$10,612
9/30/2016	$10,031	$10,940	$10,614
10/31/2016	$9,663	$10,580	$10,420
11/30/2016	$10,663	$11,985	$10,806
12/31/2016	$10,849	$12,480	$11,019
1/31/2017	$10,824	$12,391	$11,228
2/28/2017	$10,903	$12,570	$11,674
3/31/2017	$10,898	$12,463	$11,688
4/30/2017	$10,938	$12,512	$11,808
5/31/2017	$10,745	$12,123	$11,974
6/30/2017	$10,879	$12,547	$12,049
7/31/2017	$10,884	$12,626	$12,297
8/31/2017	$10,632	$12,316	$12,334
9/30/2017	$11,096	$13,188	$12,589
10/31/2017	$11,338	$13,205	$12,882
11/30/2017	$11,669	$13,587	$13,277
12/31/2017	$11,533	$13,458	$13,425
1/31/2018	$11,850	$13,624	$14,194
2/28/2018	$11,341	$12,942	$13,671
3/31/2018	$11,387	$13,102	$13,323
4/30/2018	$11,494	$13,330	$13,374
5/31/2018	$12,076	$14,105	$13,696
6/30/2018	$12,160	$14,190	$13,781
7/31/2018	$12,386	$14,441	$14,294
8/31/2018	$13,098	$14,785	$14,759
9/30/2018	$12,929	$14,418	$14,843
10/31/2018	$11,550	$13,127	$13,829
11/30/2018	$11,556	$13,339	$14,111
12/31/2018	$10,163	$11,727	$12,837
1/31/2019	$11,201	$13,009	$13,865
2/28/2019	$11,696	$13,515	$14,310
3/31/2019	$11,424	$13,125	$14,588
4/30/2019	$11,980	$13,622	$15,179
5/31/2019	$10,733	$12,509	$14,215
6/30/2019	$11,485	$13,306	$15,216
7/31/2019	$11,492	$13,327	$15,435
8/31/2019	$10,990	$12,583	$15,190
9/30/2019	$11,506	$13,229	$15,475
10/31/2019	$11,540	$13,550	$15,810
11/30/2019	$11,851	$13,867	$16,384
12/31/2019	$12,223	$14,353	$16,878
1/31/2020	$11,744	$13,578	$16,872
2/29/2020	$10,471	$12,259	$15,483
3/31/2020	$7,616	$9,234	$13,570
4/30/2020	$8,630	$10,374	$15,310
5/31/2020	$9,141	$10,671	$16,039
6/30/2020	$9,384	$10,980	$16,358
7/31/2020	$9,595	$11,207	$17,281
8/31/2020	$9,830	$11,810	$18,523
9/30/2020	$9,279	$11,261	$17,819
10/31/2020	$9,611	$11,664	$17,345
11/30/2020	$11,331	$13,915	$19,244
12/31/2020	$12,042	$15,018	$19,984
1/31/2021	$12,346	$15,808	$19,782
2/28/2021	$13,665	$17,293	$20,327
3/31/2021	$14,223	$18,197	$21,218
4/30/2021	$14,805	$18,565	$22,350
5/31/2021	$15,002	$19,142	$22,506
6/30/2021	$14,633	$19,026	$23,032
7/31/2021	$14,166	$18,345	$23,579
8/31/2021	$14,362	$18,837	$24,296
9/30/2021	$14,133	$18,459	$23,166
10/31/2021	$14,805	$19,163	$24,789
11/30/2021	$14,444	$18,509	$24,617
12/31/2021	$15,225	$19,263	$25,720
1/31/2022	$14,403	$18,140	$24,389
2/28/2022	$14,481	$18,440	$23,659
3/31/2022	$14,239	$18,801	$24,537
4/30/2022	$13,098	$17,342	$22,398
5/31/2022	$13,292	$17,675	$22,439
6/30/2022	$11,813	$15,929	$20,587
7/31/2022	$12,837	$17,471	$22,485
8/31/2022	$12,509	$16,919	$21,568
9/30/2022	$11,233	$15,195	$19,581
10/31/2022	$12,586	$17,107	$21,167
11/30/2022	$13,118	$17,630	$22,350
12/31/2022	$12,562	$16,473	$21,062
1/31/2023	$13,777	$18,045	$22,385
2/28/2023	$13,787	$17,629	$21,839
3/31/2023	$13,215	$16,365	$22,641
4/30/2023	$13,134	$15,957	$22,994
5/31/2023	$12,883	$15,643	$23,094
6/30/2023	$13,968	$16,886	$24,620
7/31/2023	$14,641	$18,160	$25,411
8/31/2023	$14,229	$17,286	$25,007
9/30/2023	$13,456	$16,386	$23,814
10/31/2023	$12,713	$15,409	$23,314
11/30/2023	$13,697	$16,796	$25,443
12/31/2023	$15,050	$18,886	$26,599
1/31/2024	$14,799	$18,028	$27,046
2/29/2024	$15,322	$18,618	$28,490
3/31/2024	$15,925	$19,434	$29,406
4/30/2024	$14,970	$18,196	$28,205
5/31/2024	$15,915	$19,047	$29,604
6/30/2024	$15,684	$18,726	$30,666
7/31/2024	$17,172	$21,008	$31,039
8/31/2024	$17,001	$20,613	$31,792
9/30/2024	$16,800	$20,627	$32,471
10/31/2024	$16,568	$20,304	$32,177
11/30/2024	$18,418	$22,262	$34,066
12/31/2024	$16,984	$20,407	$33,254
1/31/2025	$17,296	$20,827	$34,180
2/28/2025	$16,328	$20,029	$33,734
3/31/2025	$15,416	$18,827	$31,833
4/30/2025	$14,749	$18,071	$31,617
5/31/2025	$15,305	$18,830	$33,607
6/30/2025	$16,239	$19,762	$35,316
7/31/2025	$16,550	$20,111	$36,109
8/31/2025	$17,129	$21,814	$36,841
9/30/2025	$16,895	$22,253	$38,185
10/31/2025	$16,539	$22,309	$39,079
11/30/2025	$16,940	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(8.03%)	8.38%	6.04%
Class A with sales charge	(13.33%)	7.10%	5.41%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class C
Trading Symbol	LSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.97%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.95%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,549	$9,473	$9,842
1/31/2016	$8,972	$8,836	$9,354
2/29/2016	$8,979	$8,897	$9,341
3/31/2016	$9,644	$9,634	$9,975
4/30/2016	$9,725	$9,838	$10,014
5/31/2016	$9,963	$10,019	$10,193
6/30/2016	$9,997	$10,049	$10,220
7/31/2016	$10,383	$10,591	$10,597
8/31/2016	$10,553	$10,854	$10,612
9/30/2016	$10,573	$10,940	$10,614
10/31/2016	$10,187	$10,580	$10,420
11/30/2016	$11,232	$11,985	$10,806
12/31/2016	$11,420	$12,480	$11,019
1/31/2017	$11,387	$12,391	$11,228
2/28/2017	$11,462	$12,570	$11,674
3/31/2017	$11,445	$12,463	$11,688
4/30/2017	$11,487	$12,512	$11,808
5/31/2017	$11,279	$12,123	$11,974
6/30/2017	$11,412	$12,547	$12,049
7/31/2017	$11,412	$12,626	$12,297
8/31/2017	$11,138	$12,316	$12,334
9/30/2017	$11,620	$13,188	$12,589
10/31/2017	$11,870	$13,205	$12,882
11/30/2017	$12,202	$13,587	$13,277
12/31/2017	$12,058	$13,458	$13,425
1/31/2018	$12,381	$13,624	$14,194
2/28/2018	$11,839	$12,942	$13,671
3/31/2018	$11,880	$13,102	$13,323
4/30/2018	$11,985	$13,330	$13,374
5/31/2018	$12,590	$14,105	$13,696
6/30/2018	$12,663	$14,190	$13,781
7/31/2018	$12,892	$14,441	$14,294
8/31/2018	$13,622	$14,785	$14,759
9/30/2018	$13,445	$14,418	$14,843
10/31/2018	$12,006	$13,127	$13,829
11/30/2018	$11,995	$13,339	$14,111
12/31/2018	$10,551	$11,727	$12,837
1/31/2019	$11,619	$13,009	$13,865
2/28/2019	$12,123	$13,515	$14,310
3/31/2019	$11,827	$13,125	$14,588
4/30/2019	$12,405	$13,622	$15,179
5/31/2019	$11,100	$12,509	$14,215
6/30/2019	$11,871	$13,306	$15,216
7/31/2019	$11,871	$13,327	$15,435
8/31/2019	$11,352	$12,583	$15,190
9/30/2019	$11,871	$13,229	$15,475
10/31/2019	$11,901	$13,550	$15,810
11/30/2019	$12,212	$13,867	$16,384
12/31/2019	$12,593	$14,353	$16,878
1/31/2020	$12,073	$13,578	$16,872
2/29/2020	$10,762	$12,259	$15,483
3/31/2020	$7,823	$9,234	$13,570
4/30/2020	$8,863	$10,374	$15,310
5/31/2020	$9,382	$10,671	$16,039
6/30/2020	$9,631	$10,980	$16,358
7/31/2020	$9,835	$11,207	$17,281
8/31/2020	$10,061	$11,810	$18,523
9/30/2020	$9,496	$11,261	$17,819
10/31/2020	$9,835	$11,664	$17,345
11/30/2020	$11,576	$13,915	$19,244
12/31/2020	$12,292	$15,018	$19,984
1/31/2021	$12,593	$15,808	$19,782
2/28/2021	$13,939	$17,293	$20,327
3/31/2021	$14,495	$18,197	$21,218
4/30/2021	$15,075	$18,565	$22,350
5/31/2021	$15,284	$19,142	$22,506
6/30/2021	$14,889	$19,026	$23,032
7/31/2021	$14,402	$18,345	$23,579
8/31/2021	$14,588	$18,837	$24,296
9/30/2021	$14,356	$18,459	$23,166
10/31/2021	$15,029	$19,163	$24,789
11/30/2021	$14,657	$18,509	$24,617
12/31/2021	$15,433	$19,263	$25,720
1/31/2022	$14,591	$18,140	$24,389
2/28/2022	$14,671	$18,440	$23,659
3/31/2022	$14,391	$18,801	$24,537
4/30/2022	$13,228	$17,342	$22,398
5/31/2022	$13,429	$17,675	$22,439
6/30/2022	$11,905	$15,929	$20,587
7/31/2022	$12,948	$17,471	$22,485
8/31/2022	$12,627	$16,919	$21,568
9/30/2022	$11,304	$15,195	$19,581
10/31/2022	$12,667	$17,107	$21,167
11/30/2022	$13,188	$17,630	$22,350
12/31/2022	$12,653	$16,473	$21,062
1/31/2023	$13,838	$18,045	$22,385
2/28/2023	$13,838	$17,629	$21,839
3/31/2023	$13,269	$16,365	$22,641
4/30/2023	$13,174	$15,957	$22,994
5/31/2023	$12,937	$15,643	$23,094
6/30/2023	$13,980	$16,886	$24,620
7/31/2023	$14,643	$18,160	$25,411
8/31/2023	$14,217	$17,286	$25,007
9/30/2023	$13,459	$16,386	$23,814
10/31/2023	$12,700	$15,409	$23,314
11/30/2023	$13,696	$16,796	$25,443
12/31/2023	$15,032	$18,886	$26,599
1/31/2024	$14,746	$18,028	$27,046
2/29/2024	$15,271	$18,618	$28,490
3/31/2024	$15,891	$19,434	$29,406
4/30/2024	$14,889	$18,196	$28,205
5/31/2024	$15,844	$19,047	$29,604
6/30/2024	$15,605	$18,726	$30,666
7/31/2024	$17,084	$21,008	$31,039
8/31/2024	$16,893	$20,613	$31,792
9/30/2024	$16,703	$20,627	$32,471
10/31/2024	$16,416	$20,304	$32,177
11/30/2024	$18,277	$22,262	$34,066
12/31/2024	$16,819	$20,407	$33,254
1/31/2025	$17,084	$20,827	$34,180
2/28/2025	$16,199	$20,029	$33,734
3/31/2025	$15,225	$18,827	$31,833
4/30/2025	$14,606	$18,071	$31,617
5/31/2025	$15,137	$18,830	$33,607
6/30/2025	$16,022	$19,762	$35,316
7/31/2025	$16,287	$20,111	$36,109
8/31/2025	$16,907	$21,814	$36,841
9/30/2025	$16,642	$22,253	$38,185
10/31/2025	$16,287	$22,309	$39,079
11/30/2025	$16,642	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	(8.95%)	7.53%	5.23%
Class C with sales charge	(9.44%)	7.53%	5.23%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054721
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class F
Trading Symbol	LRSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$102	1.06%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.93%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,561	$9,473	$9,842
1/31/2016	$8,988	$8,836	$9,354
2/29/2016	$8,997	$8,897	$9,341
3/31/2016	$9,675	$9,634	$9,975
4/30/2016	$9,762	$9,838	$10,014
5/31/2016	$10,010	$10,019	$10,193
6/30/2016	$10,047	$10,049	$10,220
7/31/2016	$10,446	$10,591	$10,597
8/31/2016	$10,625	$10,854	$10,612
9/30/2016	$10,657	$10,940	$10,614
10/31/2016	$10,271	$10,580	$10,420
11/30/2016	$11,335	$11,985	$10,806
12/31/2016	$11,532	$12,480	$11,019
1/31/2017	$11,512	$12,391	$11,228
2/28/2017	$11,590	$12,570	$11,674
3/31/2017	$11,585	$12,463	$11,688
4/30/2017	$11,632	$12,512	$11,808
5/31/2017	$11,433	$12,123	$11,974
6/30/2017	$11,574	$12,547	$12,049
7/31/2017	$11,580	$12,626	$12,297
8/31/2017	$11,313	$12,316	$12,334
9/30/2017	$11,810	$13,188	$12,589
10/31/2017	$12,066	$13,205	$12,882
11/30/2017	$12,422	$13,587	$13,277
12/31/2017	$12,279	$13,458	$13,425
1/31/2018	$12,620	$13,624	$14,194
2/28/2018	$12,076	$12,942	$13,671
3/31/2018	$12,124	$13,102	$13,323
4/30/2018	$12,237	$13,330	$13,374
5/31/2018	$12,865	$14,105	$13,696
6/30/2018	$12,955	$14,190	$13,781
7/31/2018	$13,200	$14,441	$14,294
8/31/2018	$13,953	$14,785	$14,759
9/30/2018	$13,780	$14,418	$14,843
10/31/2018	$12,315	$13,127	$13,829
11/30/2018	$12,321	$13,339	$14,111
12/31/2018	$10,834	$11,727	$12,837
1/31/2019	$11,945	$13,009	$13,865
2/28/2019	$12,468	$13,515	$14,310
3/31/2019	$12,181	$13,125	$14,588
4/30/2019	$12,783	$13,622	$15,179
5/31/2019	$11,450	$12,509	$14,215
6/30/2019	$12,253	$13,306	$15,216
7/31/2019	$12,260	$13,327	$15,435
8/31/2019	$11,730	$12,583	$15,190
9/30/2019	$12,281	$13,229	$15,475
10/31/2019	$12,317	$13,550	$15,810
11/30/2019	$12,654	$13,867	$16,384
12/31/2019	$13,052	$14,353	$16,878
1/31/2020	$12,538	$13,578	$16,872
2/29/2020	$11,184	$12,259	$15,483
3/31/2020	$8,133	$9,234	$13,570
4/30/2020	$9,221	$10,374	$15,310
5/31/2020	$9,761	$10,671	$16,039
6/30/2020	$10,027	$10,980	$16,358
7/31/2020	$10,258	$11,207	$17,281
8/31/2020	$10,507	$11,810	$18,523
9/30/2020	$9,924	$11,261	$17,819
10/31/2020	$10,275	$11,664	$17,345
11/30/2020	$12,118	$13,915	$19,244
12/31/2020	$12,881	$15,018	$19,984
1/31/2021	$13,211	$15,808	$19,782
2/28/2021	$14,625	$17,293	$20,327
3/31/2021	$15,215	$18,197	$21,218
4/30/2021	$15,839	$18,565	$22,350
5/31/2021	$16,056	$19,142	$22,506
6/30/2021	$15,657	$19,026	$23,032
7/31/2021	$15,163	$18,345	$23,579
8/31/2021	$15,380	$18,837	$24,296
9/30/2021	$15,137	$18,459	$23,166
10/31/2021	$15,848	$19,163	$24,789
11/30/2021	$15,466	$18,509	$24,617
12/31/2021	$16,305	$19,263	$25,720
1/31/2022	$15,426	$18,140	$24,389
2/28/2022	$15,507	$18,440	$23,659
3/31/2022	$15,252	$18,801	$24,537
4/30/2022	$14,035	$17,342	$22,398
5/31/2022	$14,250	$17,675	$22,439
6/30/2022	$12,655	$15,929	$20,587
7/31/2022	$13,759	$17,471	$22,485
8/31/2022	$13,412	$16,919	$21,568
9/30/2022	$12,042	$15,195	$19,581
10/31/2022	$13,504	$17,107	$21,167
11/30/2022	$14,076	$17,630	$22,350
12/31/2022	$13,471	$16,473	$21,062
1/31/2023	$14,778	$18,045	$22,385
2/28/2023	$14,788	$17,629	$21,839
3/31/2023	$14,172	$16,365	$22,641
4/30/2023	$14,098	$15,957	$22,994
5/31/2023	$13,832	$15,643	$23,094
6/30/2023	$14,990	$16,886	$24,620
7/31/2023	$15,723	$18,160	$25,411
8/31/2023	$15,277	$17,286	$25,007
9/30/2023	$14,448	$16,386	$23,814
10/31/2023	$13,652	$15,409	$23,314
11/30/2023	$14,714	$16,796	$25,443
12/31/2023	$16,166	$18,886	$26,599
1/31/2024	$15,900	$18,028	$27,046
2/29/2024	$16,464	$18,618	$28,490
3/31/2024	$17,114	$19,434	$29,406
4/30/2024	$16,081	$18,196	$28,205
5/31/2024	$17,103	$19,047	$29,604
6/30/2024	$16,858	$18,726	$30,666
7/31/2024	$18,466	$21,008	$31,039
8/31/2024	$18,285	$20,613	$31,792
9/30/2024	$18,061	$20,627	$32,471
10/31/2024	$17,817	$20,304	$32,177
11/30/2024	$19,819	$22,262	$34,066
12/31/2024	$18,271	$20,407	$33,254
1/31/2025	$18,601	$20,827	$34,180
2/28/2025	$17,565	$20,029	$33,734
3/31/2025	$16,587	$18,827	$31,833
4/30/2025	$15,880	$18,071	$31,617
5/31/2025	$16,469	$18,830	$33,607
6/30/2025	$17,494	$19,762	$35,316
7/31/2025	$17,824	$20,111	$36,109
8/31/2025	$18,448	$21,814	$36,841
9/30/2025	$18,201	$22,253	$38,185
10/31/2025	$17,812	$22,309	$39,079
11/30/2025	$18,248	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	(7.93%)	8.53%	6.20%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188284
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class F3
Trading Symbol	LRSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$86	0.89%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.76%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2000 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,138	$10,153	$10,112
5/31/2017	$9,965	$9,837	$10,254
6/30/2017	$10,091	$10,181	$10,318
7/31/2017	$10,098	$10,245	$10,530
8/31/2017	$9,862	$9,993	$10,562
9/30/2017	$10,299	$10,701	$10,780
10/31/2017	$10,527	$10,715	$11,032
11/30/2017	$10,838	$11,025	$11,370
12/31/2017	$10,714	$10,920	$11,496
1/31/2018	$11,014	$11,054	$12,155
2/28/2018	$10,542	$10,502	$11,707
3/31/2018	$10,586	$10,631	$11,409
4/30/2018	$10,687	$10,816	$11,453
5/31/2018	$11,235	$11,445	$11,729
6/30/2018	$11,314	$11,514	$11,801
7/31/2018	$11,531	$11,718	$12,240
8/31/2018	$12,193	$11,997	$12,639
9/30/2018	$12,039	$11,699	$12,711
10/31/2018	$10,762	$10,652	$11,842
11/30/2018	$10,771	$10,823	$12,083
12/31/2018	$9,475	$9,515	$10,992
1/31/2019	$10,445	$10,556	$11,873
2/28/2019	$10,907	$10,966	$12,254
3/31/2019	$10,656	$10,650	$12,493
4/30/2019	$11,185	$11,053	$12,998
5/31/2019	$10,019	$10,150	$12,172
6/30/2019	$10,722	$10,796	$13,030
7/31/2019	$10,733	$10,814	$13,218
8/31/2019	$10,270	$10,210	$13,008
9/30/2019	$10,753	$10,734	$13,252
10/31/2019	$10,784	$10,994	$13,539
11/30/2019	$11,082	$11,252	$14,030
12/31/2019	$11,436	$11,646	$14,453
1/31/2020	$10,985	$11,018	$14,448
2/29/2020	$9,803	$9,947	$13,258
3/31/2020	$7,125	$7,493	$11,621
4/30/2020	$8,081	$8,417	$13,111
5/31/2020	$8,556	$8,659	$13,735
6/30/2020	$8,788	$8,909	$14,008
7/31/2020	$8,996	$9,093	$14,798
8/31/2020	$9,216	$9,583	$15,862
9/30/2020	$8,699	$9,137	$15,259
10/31/2020	$9,020	$9,464	$14,853
11/30/2020	$10,629	$11,291	$16,479
12/31/2020	$11,302	$12,186	$17,113
1/31/2021	$11,590	$12,827	$16,940
2/28/2021	$12,832	$14,032	$17,407
3/31/2021	$13,354	$14,765	$18,169
4/30/2021	$13,905	$15,064	$19,139
5/31/2021	$14,097	$15,532	$19,273
6/30/2021	$13,749	$15,438	$19,723
7/31/2021	$13,318	$14,886	$20,191
8/31/2021	$13,509	$15,284	$20,805
9/30/2021	$13,294	$14,978	$19,838
10/31/2021	$13,923	$15,549	$21,227
11/30/2021	$13,593	$15,018	$21,080
12/31/2021	$14,333	$15,630	$22,025
1/31/2022	$13,563	$14,719	$20,885
2/28/2022	$13,638	$14,963	$20,260
3/31/2022	$13,413	$15,255	$21,012
4/30/2022	$12,349	$14,072	$19,180
5/31/2022	$12,533	$14,342	$19,215
6/30/2022	$11,135	$12,925	$17,629
7/31/2022	$12,110	$14,176	$19,254
8/31/2022	$11,803	$13,728	$18,469
9/30/2022	$10,603	$12,329	$16,768
10/31/2022	$11,885	$13,881	$18,126
11/30/2022	$12,390	$14,305	$19,139
12/31/2022	$11,868	$13,367	$18,036
1/31/2023	$13,014	$14,642	$19,169
2/28/2023	$13,028	$14,305	$18,702
3/31/2023	$12,487	$13,279	$19,388
4/30/2023	$12,423	$12,948	$19,691
5/31/2023	$12,191	$12,693	$19,777
6/30/2023	$13,211	$13,701	$21,083
7/31/2023	$13,858	$14,735	$21,761
8/31/2023	$13,471	$14,026	$21,414
9/30/2023	$12,740	$13,296	$20,393
10/31/2023	$12,044	$12,503	$19,964
11/30/2023	$12,979	$13,628	$21,788
12/31/2023	$14,255	$15,324	$22,777
1/31/2024	$14,029	$14,628	$23,160
2/29/2024	$14,523	$15,107	$24,397
3/31/2024	$15,101	$15,769	$25,182
4/30/2024	$14,199	$14,764	$24,153
5/31/2024	$15,094	$15,455	$25,351
6/30/2024	$14,883	$15,194	$26,260
7/31/2024	$16,307	$17,046	$26,580
8/31/2024	$16,144	$16,726	$27,225
9/30/2024	$15,961	$16,737	$27,806
10/31/2024	$15,736	$16,475	$27,554
11/30/2024	$17,505	$18,064	$29,172
12/31/2024	$16,147	$16,559	$28,476
1/31/2025	$16,444	$16,899	$29,269
2/28/2025	$15,531	$16,252	$28,887
3/31/2025	$14,665	$15,277	$27,260
4/30/2025	$14,041	$14,663	$27,075
5/31/2025	$14,566	$15,279	$28,779
6/30/2025	$15,470	$16,035	$30,243
7/31/2025	$15,767	$16,318	$30,921
8/31/2025	$16,322	$17,700	$31,548
9/30/2025	$16,101	$18,056	$32,700
10/31/2025	$15,759	$18,102	$33,465
11/30/2025	$16,147	$18,610	$33,547

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	(7.76%)	8.72%	5.69%
Russell 2000 Value Index	3.02%	10.51%	7.44%
S&P 500 Index	15.00%	15.28%	15.00%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019107
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class I
Trading Symbol	LRSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.96%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.81%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,560	$9,473	$9,842
1/31/2016	$8,990	$8,836	$9,354
2/29/2016	$9,002	$8,897	$9,341
3/31/2016	$9,677	$9,634	$9,975
4/30/2016	$9,762	$9,838	$10,014
5/31/2016	$10,013	$10,019	$10,193
6/30/2016	$10,053	$10,049	$10,220
7/31/2016	$10,453	$10,591	$10,597
8/31/2016	$10,631	$10,854	$10,612
9/30/2016	$10,664	$10,940	$10,614
10/31/2016	$10,280	$10,580	$10,420
11/30/2016	$11,343	$11,985	$10,806
12/31/2016	$11,540	$12,480	$11,019
1/31/2017	$11,522	$12,391	$11,228
2/28/2017	$11,604	$12,570	$11,674
3/31/2017	$11,599	$12,463	$11,688
4/30/2017	$11,649	$12,512	$11,808
5/31/2017	$11,445	$12,123	$11,974
6/30/2017	$11,590	$12,547	$12,049
7/31/2017	$11,599	$12,626	$12,297
8/31/2017	$11,332	$12,316	$12,334
9/30/2017	$11,830	$13,188	$12,589
10/31/2017	$12,089	$13,205	$12,882
11/30/2017	$12,442	$13,587	$13,277
12/31/2017	$12,302	$13,458	$13,425
1/31/2018	$12,643	$13,624	$14,194
2/28/2018	$12,104	$12,942	$13,671
3/31/2018	$12,155	$13,102	$13,323
4/30/2018	$12,267	$13,330	$13,374
5/31/2018	$12,893	$14,105	$13,696
6/30/2018	$12,984	$14,190	$13,781
7/31/2018	$13,234	$14,441	$14,294
8/31/2018	$13,992	$14,785	$14,759
9/30/2018	$13,819	$14,418	$14,843
10/31/2018	$12,348	$13,127	$13,829
11/30/2018	$12,353	$13,339	$14,111
12/31/2018	$10,869	$11,727	$12,837
1/31/2019	$11,976	$13,009	$13,865
2/28/2019	$12,509	$13,515	$14,310
3/31/2019	$12,219	$13,125	$14,588
4/30/2019	$12,823	$13,622	$15,179
5/31/2019	$11,491	$12,509	$14,215
6/30/2019	$12,296	$13,306	$15,216
7/31/2019	$12,308	$13,327	$15,435
8/31/2019	$11,775	$12,583	$15,190
9/30/2019	$12,326	$13,229	$15,475
10/31/2019	$12,367	$13,550	$15,810
11/30/2019	$12,705	$13,867	$16,384
12/31/2019	$13,106	$14,353	$16,878
1/31/2020	$12,592	$13,578	$16,872
2/29/2020	$11,234	$12,259	$15,483
3/31/2020	$8,164	$9,234	$13,570
4/30/2020	$9,260	$10,374	$15,310
5/31/2020	$9,809	$10,671	$16,039
6/30/2020	$10,069	$10,980	$16,358
7/31/2020	$10,302	$11,207	$17,281
8/31/2020	$10,556	$11,810	$18,523
9/30/2020	$9,966	$11,261	$17,819
10/31/2020	$10,330	$11,664	$17,345
11/30/2020	$12,173	$13,915	$19,244
12/31/2020	$12,942	$15,018	$19,984
1/31/2021	$13,274	$15,808	$19,782
2/28/2021	$14,694	$17,293	$20,327
3/31/2021	$15,289	$18,197	$21,218
4/30/2021	$15,920	$18,565	$22,350
5/31/2021	$16,141	$19,142	$22,506
6/30/2021	$15,740	$19,026	$23,032
7/31/2021	$15,248	$18,345	$23,579
8/31/2021	$15,463	$18,837	$24,296
9/30/2021	$15,220	$18,459	$23,166
10/31/2021	$15,940	$19,163	$24,789
11/30/2021	$15,560	$18,509	$24,617
12/31/2021	$16,404	$19,263	$25,720
1/31/2022	$15,522	$18,140	$24,389
2/28/2022	$15,608	$18,440	$23,659
3/31/2022	$15,348	$18,801	$24,537
4/30/2022	$14,127	$17,342	$22,398
5/31/2022	$14,340	$17,675	$22,439
6/30/2022	$12,740	$15,929	$20,587
7/31/2022	$13,851	$17,471	$22,485
8/31/2022	$13,497	$16,919	$21,568
9/30/2022	$12,126	$15,195	$19,581
10/31/2022	$13,591	$17,107	$21,167
11/30/2022	$14,167	$17,630	$22,350
12/31/2022	$13,568	$16,473	$21,062
1/31/2023	$14,876	$18,045	$22,385
2/28/2023	$14,892	$17,629	$21,839
3/31/2023	$14,275	$16,365	$22,641
4/30/2023	$14,202	$15,957	$22,994
5/31/2023	$13,934	$15,643	$23,094
6/30/2023	$15,104	$16,886	$24,620
7/31/2023	$15,843	$18,160	$25,411
8/31/2023	$15,396	$17,286	$25,007
9/30/2023	$14,559	$16,386	$23,814
10/31/2023	$13,763	$15,409	$23,314
11/30/2023	$14,827	$16,796	$25,443
12/31/2023	$16,292	$18,886	$26,599
1/31/2024	$16,032	$18,028	$27,046
2/29/2024	$16,594	$18,618	$28,490
3/31/2024	$17,254	$19,434	$29,406
4/30/2024	$16,219	$18,196	$28,205
5/31/2024	$17,245	$19,047	$29,604
6/30/2024	$17,001	$18,726	$30,666
7/31/2024	$18,622	$21,008	$31,039
8/31/2024	$18,443	$20,613	$31,792
9/30/2024	$18,223	$20,627	$32,471
10/31/2024	$17,970	$20,304	$32,177
11/30/2024	$19,991	$22,262	$34,066
12/31/2024	$18,438	$20,407	$33,254
1/31/2025	$18,772	$20,827	$34,180
2/28/2025	$17,734	$20,029	$33,734
3/31/2025	$16,741	$18,827	$31,833
4/30/2025	$16,029	$18,071	$31,617
5/31/2025	$16,626	$18,830	$33,607
6/30/2025	$17,655	$19,762	$35,316
7/31/2025	$17,989	$20,111	$36,109
8/31/2025	$18,622	$21,814	$36,841
9/30/2025	$18,376	$22,253	$38,185
10/31/2025	$17,989	$22,309	$39,079
11/30/2025	$18,429	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	(7.81%)	8.65%	6.30%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019106
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class P
Trading Symbol	LRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$135	1.41%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.24%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,555	$9,473	$9,842
1/31/2016	$8,980	$8,836	$9,354
2/29/2016	$8,989	$8,897	$9,341
3/31/2016	$9,659	$9,634	$9,975
4/30/2016	$9,745	$9,838	$10,014
5/31/2016	$9,987	$10,019	$10,193
6/30/2016	$10,026	$10,049	$10,220
7/31/2016	$10,420	$10,591	$10,597
8/31/2016	$10,596	$10,854	$10,612
9/30/2016	$10,624	$10,940	$10,614
10/31/2016	$10,235	$10,580	$10,420
11/30/2016	$11,290	$11,985	$10,806
12/31/2016	$11,484	$12,480	$11,019
1/31/2017	$11,457	$12,391	$11,228
2/28/2017	$11,539	$12,570	$11,674
3/31/2017	$11,528	$12,463	$11,688
4/30/2017	$11,571	$12,512	$11,808
5/31/2017	$11,370	$12,123	$11,974
6/30/2017	$11,506	$12,547	$12,049
7/31/2017	$11,511	$12,626	$12,297
8/31/2017	$11,239	$12,316	$12,334
9/30/2017	$11,729	$13,188	$12,589
10/31/2017	$11,986	$13,205	$12,882
11/30/2017	$12,329	$13,587	$13,277
12/31/2017	$12,186	$13,458	$13,425
1/31/2018	$12,518	$13,624	$14,194
2/28/2018	$11,978	$12,942	$13,671
3/31/2018	$12,022	$13,102	$13,323
4/30/2018	$12,135	$13,330	$13,374
5/31/2018	$12,751	$14,105	$13,696
6/30/2018	$12,832	$14,190	$13,781
7/31/2018	$13,071	$14,441	$14,294
8/31/2018	$13,818	$14,785	$14,759
9/30/2018	$13,642	$14,418	$14,843
10/31/2018	$12,186	$13,127	$13,829
11/30/2018	$12,186	$13,339	$14,111
12/31/2018	$10,719	$11,727	$12,837
1/31/2019	$11,809	$13,009	$13,865
2/28/2019	$12,327	$13,515	$14,310
3/31/2019	$12,037	$13,125	$14,588
4/30/2019	$12,624	$13,622	$15,179
5/31/2019	$11,314	$12,509	$14,215
6/30/2019	$12,098	$13,306	$15,216
7/31/2019	$12,106	$13,327	$15,435
8/31/2019	$11,573	$12,583	$15,190
9/30/2019	$12,114	$13,229	$15,475
10/31/2019	$12,144	$13,550	$15,810
11/30/2019	$12,479	$13,867	$16,384
12/31/2019	$12,869	$14,353	$16,878
1/31/2020	$12,353	$13,578	$16,872
2/29/2020	$11,017	$12,259	$15,483
3/31/2020	$8,005	$9,234	$13,570
4/30/2020	$9,073	$10,374	$15,310
5/31/2020	$9,608	$10,671	$16,039
6/30/2020	$9,866	$10,980	$16,358
7/31/2020	$10,087	$11,207	$17,281
8/31/2020	$10,326	$11,810	$18,523
9/30/2020	$9,755	$11,261	$17,819
10/31/2020	$10,105	$11,664	$17,345
11/30/2020	$11,901	$13,915	$19,244
12/31/2020	$12,648	$15,018	$19,984
1/31/2021	$12,964	$15,808	$19,782
2/28/2021	$14,350	$17,293	$20,327
3/31/2021	$14,927	$18,197	$21,218
4/30/2021	$15,540	$18,565	$22,350
5/31/2021	$15,745	$19,142	$22,506
6/30/2021	$15,354	$19,026	$23,032
7/31/2021	$14,862	$18,345	$23,579
8/31/2021	$15,066	$18,837	$24,296
9/30/2021	$14,824	$18,459	$23,166
10/31/2021	$15,522	$19,163	$24,789
11/30/2021	$15,141	$18,509	$24,617
12/31/2021	$15,963	$19,263	$25,720
1/31/2022	$15,096	$18,140	$24,389
2/28/2022	$15,174	$18,440	$23,659
3/31/2022	$14,918	$18,801	$24,537
4/30/2022	$13,729	$17,342	$22,398
5/31/2022	$13,929	$17,675	$22,439
6/30/2022	$12,361	$15,929	$20,587
7/31/2022	$13,439	$17,471	$22,485
8/31/2022	$13,095	$16,919	$21,568
9/30/2022	$11,761	$15,195	$19,581
10/31/2022	$13,173	$17,107	$21,167
11/30/2022	$13,729	$17,630	$22,350
12/31/2022	$13,143	$16,473	$21,062
1/31/2023	$14,404	$18,045	$22,385
2/28/2023	$14,415	$17,629	$21,839
3/31/2023	$13,814	$16,365	$22,641
4/30/2023	$13,733	$15,957	$22,994
5/31/2023	$13,467	$15,643	$23,094
6/30/2023	$14,589	$16,886	$24,620
7/31/2023	$15,306	$18,160	$25,411
8/31/2023	$14,867	$17,286	$25,007
9/30/2023	$14,057	$16,386	$23,814
10/31/2023	$13,282	$15,409	$23,314
11/30/2023	$14,300	$16,796	$25,443
12/31/2023	$15,711	$18,886	$26,599
1/31/2024	$15,457	$18,028	$27,046
2/29/2024	$15,989	$18,618	$28,490
3/31/2024	$16,614	$19,434	$29,406
4/30/2024	$15,619	$18,196	$28,205
5/31/2024	$16,590	$19,047	$29,604
6/30/2024	$16,359	$18,726	$30,666
7/31/2024	$17,909	$21,008	$31,039
8/31/2024	$17,724	$20,613	$31,792
9/30/2024	$17,516	$20,627	$32,471
10/31/2024	$17,261	$20,304	$32,177
11/30/2024	$19,194	$22,262	$34,066
12/31/2024	$17,690	$20,407	$33,254
1/31/2025	$18,013	$20,827	$34,180
2/28/2025	$17,004	$20,029	$33,734
3/31/2025	$16,059	$18,827	$31,833
4/30/2025	$15,360	$18,071	$31,617
5/31/2025	$15,930	$18,830	$33,607
6/30/2025	$16,913	$19,762	$35,316
7/31/2025	$17,224	$20,111	$36,109
8/31/2025	$17,819	$21,814	$36,841
9/30/2025	$17,573	$22,253	$38,185
10/31/2025	$17,198	$22,309	$39,079
11/30/2025	$17,612	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	(8.24%)	8.15%	5.82%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054722
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R2
Trading Symbol	LRSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$149	1.56%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.35%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,557	$9,473	$9,842
1/31/2016	$8,979	$8,836	$9,354
2/29/2016	$8,989	$8,897	$9,341
3/31/2016	$9,657	$9,634	$9,975
4/30/2016	$9,743	$9,838	$10,014
5/31/2016	$9,987	$10,019	$10,193
6/30/2016	$10,020	$10,049	$10,220
7/31/2016	$10,412	$10,591	$10,597
8/31/2016	$10,584	$10,854	$10,612
9/30/2016	$10,613	$10,940	$10,614
10/31/2016	$10,226	$10,580	$10,420
11/30/2016	$11,281	$11,985	$10,806
12/31/2016	$11,472	$12,480	$11,019
1/31/2017	$11,445	$12,391	$11,228
2/28/2017	$11,522	$12,570	$11,674
3/31/2017	$11,511	$12,463	$11,688
4/30/2017	$11,555	$12,512	$11,808
5/31/2017	$11,346	$12,123	$11,974
6/30/2017	$11,483	$12,547	$12,049
7/31/2017	$11,489	$12,626	$12,297
8/31/2017	$11,215	$12,316	$12,334
9/30/2017	$11,703	$13,188	$12,589
10/31/2017	$11,955	$13,205	$12,882
11/30/2017	$12,300	$13,587	$13,277
12/31/2017	$12,156	$13,458	$13,425
1/31/2018	$12,485	$13,624	$14,194
2/28/2018	$11,941	$12,942	$13,671
3/31/2018	$11,985	$13,102	$13,323
4/30/2018	$12,099	$13,330	$13,374
5/31/2018	$12,706	$14,105	$13,696
6/30/2018	$12,794	$14,190	$13,781
7/31/2018	$13,028	$14,441	$14,294
8/31/2018	$13,768	$14,785	$14,759
9/30/2018	$13,591	$14,418	$14,843
10/31/2018	$12,137	$13,127	$13,829
11/30/2018	$12,137	$13,339	$14,111
12/31/2018	$10,673	$11,727	$12,837
1/31/2019	$11,757	$13,009	$13,865
2/28/2019	$12,272	$13,515	$14,310
3/31/2019	$11,988	$13,125	$14,588
4/30/2019	$12,572	$13,622	$15,179
5/31/2019	$11,257	$12,509	$14,215
6/30/2019	$12,034	$13,306	$15,216
7/31/2019	$12,041	$13,327	$15,435
8/31/2019	$11,519	$12,583	$15,190
9/30/2019	$12,049	$13,229	$15,475
10/31/2019	$12,080	$13,550	$15,810
11/30/2019	$12,411	$13,867	$16,384
12/31/2019	$12,791	$14,353	$16,878
1/31/2020	$12,279	$13,578	$16,872
2/29/2020	$10,956	$12,259	$15,483
3/31/2020	$7,956	$9,234	$13,570
4/30/2020	$9,018	$10,374	$15,310
5/31/2020	$9,549	$10,671	$16,039
6/30/2020	$9,801	$10,980	$16,358
7/31/2020	$10,024	$11,207	$17,281
8/31/2020	$10,267	$11,810	$18,523
9/30/2020	$9,689	$11,261	$17,819
10/31/2020	$10,034	$11,664	$17,345
11/30/2020	$11,822	$13,915	$19,244
12/31/2020	$12,562	$15,018	$19,984
1/31/2021	$12,872	$15,808	$19,782
2/28/2021	$14,244	$17,293	$20,327
3/31/2021	$14,817	$18,197	$21,218
4/30/2021	$15,418	$18,565	$22,350
5/31/2021	$15,625	$19,142	$22,506
6/30/2021	$15,230	$19,026	$23,032
7/31/2021	$14,742	$18,345	$23,579
8/31/2021	$14,948	$18,837	$24,296
9/30/2021	$14,704	$18,459	$23,166
10/31/2021	$15,390	$19,163	$24,789
11/30/2021	$15,014	$18,509	$24,617
12/31/2021	$15,825	$19,263	$25,720
1/31/2022	$14,968	$18,140	$24,389
2/28/2022	$15,036	$18,440	$23,659
3/31/2022	$14,788	$18,801	$24,537
4/30/2022	$13,605	$17,342	$22,398
5/31/2022	$13,796	$17,675	$22,439
6/30/2022	$12,252	$15,929	$20,587
7/31/2022	$13,312	$17,471	$22,485
8/31/2022	$12,962	$16,919	$21,568
9/30/2022	$11,643	$15,195	$19,581
10/31/2022	$13,041	$17,107	$21,167
11/30/2022	$13,593	$17,630	$22,350
12/31/2022	$13,013	$16,473	$21,062
1/31/2023	$14,257	$18,045	$22,385
2/28/2023	$14,269	$17,629	$21,839
3/31/2023	$13,670	$16,365	$22,641
4/30/2023	$13,588	$15,957	$22,994
5/31/2023	$13,330	$15,643	$23,094
6/30/2023	$14,433	$16,886	$24,620
7/31/2023	$15,137	$18,160	$25,411
8/31/2023	$14,703	$17,286	$25,007
9/30/2023	$13,905	$16,386	$23,814
10/31/2023	$13,131	$15,409	$23,314
11/30/2023	$14,140	$16,796	$25,443
12/31/2023	$15,524	$18,886	$26,599
1/31/2024	$15,266	$18,028	$27,046
2/29/2024	$15,794	$18,618	$28,490
3/31/2024	$16,416	$19,434	$29,406
4/30/2024	$15,430	$18,196	$28,205
5/31/2024	$16,393	$19,047	$29,604
6/30/2024	$16,158	$18,726	$30,666
7/31/2024	$17,695	$21,008	$31,039
8/31/2024	$17,507	$20,613	$31,792
9/30/2024	$17,296	$20,627	$32,471
10/31/2024	$17,050	$20,304	$32,177
11/30/2024	$18,951	$22,262	$34,066
12/31/2024	$17,460	$20,407	$33,254
1/31/2025	$17,776	$20,827	$34,180
2/28/2025	$16,788	$20,029	$33,734
3/31/2025	$15,840	$18,827	$31,833
4/30/2025	$15,155	$18,071	$31,617
5/31/2025	$15,708	$18,830	$33,607
6/30/2025	$16,683	$19,762	$35,316
7/31/2025	$16,986	$20,111	$36,109
8/31/2025	$17,578	$21,814	$36,841
9/30/2025	$17,328	$22,253	$38,185
10/31/2025	$16,959	$22,309	$39,079
11/30/2025	$17,367	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	(8.35%)	8.00%	5.68%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054723
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R3
Trading Symbol	LRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$140	1.46%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.31%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,556	$9,473	$9,842
1/31/2016	$8,983	$8,836	$9,354
2/29/2016	$8,988	$8,897	$9,341
3/31/2016	$9,660	$9,634	$9,975
4/30/2016	$9,746	$9,838	$10,014
5/31/2016	$9,992	$10,019	$10,193
6/30/2016	$10,025	$10,049	$10,220
7/31/2016	$10,418	$10,591	$10,597
8/31/2016	$10,593	$10,854	$10,612
9/30/2016	$10,622	$10,940	$10,614
10/31/2016	$10,233	$10,580	$10,420
11/30/2016	$11,289	$11,985	$10,806
12/31/2016	$11,483	$12,480	$11,019
1/31/2017	$11,461	$12,391	$11,228
2/28/2017	$11,537	$12,570	$11,674
3/31/2017	$11,526	$12,463	$11,688
4/30/2017	$11,569	$12,512	$11,808
5/31/2017	$11,369	$12,123	$11,974
6/30/2017	$11,504	$12,547	$12,049
7/31/2017	$11,510	$12,626	$12,297
8/31/2017	$11,238	$12,316	$12,334
9/30/2017	$11,727	$13,188	$12,589
10/31/2017	$11,982	$13,205	$12,882
11/30/2017	$12,324	$13,587	$13,277
12/31/2017	$12,181	$13,458	$13,425
1/31/2018	$12,512	$13,624	$14,194
2/28/2018	$11,969	$12,942	$13,671
3/31/2018	$12,019	$13,102	$13,323
4/30/2018	$12,125	$13,330	$13,374
5/31/2018	$12,743	$14,105	$13,696
6/30/2018	$12,831	$14,190	$13,781
7/31/2018	$13,068	$14,441	$14,294
8/31/2018	$13,812	$14,785	$14,759
9/30/2018	$13,630	$14,418	$14,843
10/31/2018	$12,181	$13,127	$13,829
11/30/2018	$12,181	$13,339	$14,111
12/31/2018	$10,709	$11,727	$12,837
1/31/2019	$11,799	$13,009	$13,865
2/28/2019	$12,322	$13,515	$14,310
3/31/2019	$12,026	$13,125	$14,588
4/30/2019	$12,617	$13,622	$15,179
5/31/2019	$11,299	$12,509	$14,215
6/30/2019	$12,087	$13,306	$15,216
7/31/2019	$12,094	$13,327	$15,435
8/31/2019	$11,564	$12,583	$15,190
9/30/2019	$12,102	$13,229	$15,475
10/31/2019	$12,140	$13,550	$15,810
11/30/2019	$12,466	$13,867	$16,384
12/31/2019	$12,853	$14,353	$16,878
1/31/2020	$12,341	$13,578	$16,872
2/29/2020	$11,005	$12,259	$15,483
3/31/2020	$7,995	$9,234	$13,570
4/30/2020	$9,066	$10,374	$15,310
5/31/2020	$9,596	$10,671	$16,039
6/30/2020	$9,852	$10,980	$16,358
7/31/2020	$10,072	$11,207	$17,281
8/31/2020	$10,319	$11,810	$18,523
9/30/2020	$9,733	$11,261	$17,819
10/31/2020	$10,090	$11,664	$17,345
11/30/2020	$11,883	$13,915	$19,244
12/31/2020	$12,629	$15,018	$19,984
1/31/2021	$12,943	$15,808	$19,782
2/28/2021	$14,328	$17,293	$20,327
3/31/2021	$14,901	$18,197	$21,218
4/30/2021	$15,510	$18,565	$22,350
5/31/2021	$15,713	$19,142	$22,506
6/30/2021	$15,316	$19,026	$23,032
7/31/2021	$14,836	$18,345	$23,579
8/31/2021	$15,039	$18,837	$24,296
9/30/2021	$14,790	$18,459	$23,166
10/31/2021	$15,491	$19,163	$24,789
11/30/2021	$15,113	$18,509	$24,617
12/31/2021	$15,928	$19,263	$25,720
1/31/2022	$15,058	$18,140	$24,389
2/28/2022	$15,135	$18,440	$23,659
3/31/2022	$14,881	$18,801	$24,537
4/30/2022	$13,691	$17,342	$22,398
5/31/2022	$13,889	$17,675	$22,439
6/30/2022	$12,335	$15,929	$20,587
7/31/2022	$13,404	$17,471	$22,485
8/31/2022	$13,062	$16,919	$21,568
9/30/2022	$11,729	$15,195	$19,581
10/31/2022	$13,140	$17,107	$21,167
11/30/2022	$13,691	$17,630	$22,350
12/31/2022	$13,101	$16,473	$21,062
1/31/2023	$14,362	$18,045	$22,385
2/28/2023	$14,373	$17,629	$21,839
3/31/2023	$13,777	$16,365	$22,641
4/30/2023	$13,697	$15,957	$22,994
5/31/2023	$13,433	$15,643	$23,094
6/30/2023	$14,545	$16,886	$24,620
7/31/2023	$15,256	$18,160	$25,411
8/31/2023	$14,820	$17,286	$25,007
9/30/2023	$14,018	$16,386	$23,814
10/31/2023	$13,238	$15,409	$23,314
11/30/2023	$14,259	$16,796	$25,443
12/31/2023	$15,657	$18,886	$26,599
1/31/2024	$15,405	$18,028	$27,046
2/29/2024	$15,932	$18,618	$28,490
3/31/2024	$16,562	$19,434	$29,406
4/30/2024	$15,565	$18,196	$28,205
5/31/2024	$16,539	$19,047	$29,604
6/30/2024	$16,299	$18,726	$30,666
7/31/2024	$17,846	$21,008	$31,039
8/31/2024	$17,663	$20,613	$31,792
9/30/2024	$17,456	$20,627	$32,471
10/31/2024	$17,204	$20,304	$32,177
11/30/2024	$19,130	$22,262	$34,066
12/31/2024	$17,629	$20,407	$33,254
1/31/2025	$17,936	$20,827	$34,180
2/28/2025	$16,937	$20,029	$33,734
3/31/2025	$15,989	$18,827	$31,833
4/30/2025	$15,297	$18,071	$31,617
5/31/2025	$15,861	$18,830	$33,607
6/30/2025	$16,835	$19,762	$35,316
7/31/2025	$17,155	$20,111	$36,109
8/31/2025	$17,744	$21,814	$36,841
9/30/2025	$17,501	$22,253	$38,185
10/31/2025	$17,129	$22,309	$39,079
11/30/2025	$17,539	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	(8.31%)	8.10%	5.78%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R4
Trading Symbol	LRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$116	1.21%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.05%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,560	$9,473	$9,842
1/31/2016	$8,986	$8,836	$9,354
2/29/2016	$8,995	$8,897	$9,341
3/31/2016	$9,670	$9,634	$9,975
4/30/2016	$9,753	$9,838	$10,014
5/31/2016	$10,001	$10,019	$10,193
6/30/2016	$10,038	$10,049	$10,220
7/31/2016	$10,437	$10,591	$10,597
8/31/2016	$10,612	$10,854	$10,612
9/30/2016	$10,644	$10,940	$10,614
10/31/2016	$10,258	$10,580	$10,420
11/30/2016	$11,319	$11,985	$10,806
12/31/2016	$11,511	$12,480	$11,019
1/31/2017	$11,490	$12,391	$11,228
2/28/2017	$11,574	$12,570	$11,674
3/31/2017	$11,564	$12,463	$11,688
4/30/2017	$11,611	$12,512	$11,808
5/31/2017	$11,406	$12,123	$11,974
6/30/2017	$11,548	$12,547	$12,049
7/31/2017	$11,553	$12,626	$12,297
8/31/2017	$11,281	$12,316	$12,334
9/30/2017	$11,778	$13,188	$12,589
10/31/2017	$12,035	$13,205	$12,882
11/30/2017	$12,386	$13,587	$13,277
12/31/2017	$12,243	$13,458	$13,425
1/31/2018	$12,579	$13,624	$14,194
2/28/2018	$12,034	$12,942	$13,671
3/31/2018	$12,082	$13,102	$13,323
4/30/2018	$12,195	$13,330	$13,374
5/31/2018	$12,819	$14,105	$13,696
6/30/2018	$12,909	$14,190	$13,781
7/31/2018	$13,148	$14,441	$14,294
8/31/2018	$13,897	$14,785	$14,759
9/30/2018	$13,724	$14,418	$14,843
10/31/2018	$12,261	$13,127	$13,829
11/30/2018	$12,267	$13,339	$14,111
12/31/2018	$10,790	$11,727	$12,837
1/31/2019	$11,890	$13,009	$13,865
2/28/2019	$12,408	$13,515	$14,310
3/31/2019	$12,120	$13,125	$14,588
4/30/2019	$12,717	$13,622	$15,179
5/31/2019	$11,394	$12,509	$14,215
6/30/2019	$12,185	$13,306	$15,216
7/31/2019	$12,199	$13,327	$15,435
8/31/2019	$11,667	$12,583	$15,190
9/30/2019	$12,214	$13,229	$15,475
10/31/2019	$12,250	$13,550	$15,810
11/30/2019	$12,581	$13,867	$16,384
12/31/2019	$12,977	$14,353	$16,878
1/31/2020	$12,462	$13,578	$16,872
2/29/2020	$11,113	$12,259	$15,483
3/31/2020	$8,082	$9,234	$13,570
4/30/2020	$9,164	$10,374	$15,310
5/31/2020	$9,696	$10,671	$16,039
6/30/2020	$9,962	$10,980	$16,358
7/31/2020	$10,186	$11,207	$17,281
8/31/2020	$10,435	$11,810	$18,523
9/30/2020	$9,851	$11,261	$17,819
10/31/2020	$10,203	$11,664	$17,345
11/30/2020	$12,024	$13,915	$19,244
12/31/2020	$12,787	$15,018	$19,984
1/31/2021	$13,108	$15,808	$19,782
2/28/2021	$14,506	$17,293	$20,327
3/31/2021	$15,088	$18,197	$21,218
4/30/2021	$15,713	$18,565	$22,350
5/31/2021	$15,921	$19,142	$22,506
6/30/2021	$15,522	$19,026	$23,032
7/31/2021	$15,036	$18,345	$23,579
8/31/2021	$15,244	$18,837	$24,296
9/30/2021	$15,001	$18,459	$23,166
10/31/2021	$15,704	$19,163	$24,789
11/30/2021	$15,331	$18,509	$24,617
12/31/2021	$16,160	$19,263	$25,720
1/31/2022	$15,290	$18,140	$24,389
2/28/2022	$15,372	$18,440	$23,659
3/31/2022	$15,116	$18,801	$24,537
4/30/2022	$13,908	$17,342	$22,398
5/31/2022	$14,113	$17,675	$22,439
6/30/2022	$12,527	$15,929	$20,587
7/31/2022	$13,622	$17,471	$22,485
8/31/2022	$13,274	$16,919	$21,568
9/30/2022	$11,923	$15,195	$19,581
10/31/2022	$13,366	$17,107	$21,167
11/30/2022	$13,929	$17,630	$22,350
12/31/2022	$13,326	$16,473	$21,062
1/31/2023	$14,611	$18,045	$22,385
2/28/2023	$14,633	$17,629	$21,839
3/31/2023	$14,016	$16,365	$22,641
4/30/2023	$13,942	$15,957	$22,994
5/31/2023	$13,676	$15,643	$23,094
6/30/2023	$14,824	$16,886	$24,620
7/31/2023	$15,546	$18,160	$25,411
8/31/2023	$15,100	$17,286	$25,007
9/30/2023	$14,282	$16,386	$23,814
10/31/2023	$13,496	$15,409	$23,314
11/30/2023	$14,537	$16,796	$25,443
12/31/2023	$15,971	$18,886	$26,599
1/31/2024	$15,715	$18,028	$27,046
2/29/2024	$16,258	$18,618	$28,490
3/31/2024	$16,896	$19,434	$29,406
4/30/2024	$15,885	$18,196	$28,205
5/31/2024	$16,886	$19,047	$29,604
6/30/2024	$16,641	$18,726	$30,666
7/31/2024	$18,226	$21,008	$31,039
8/31/2024	$18,045	$20,613	$31,792
9/30/2024	$17,833	$20,627	$32,471
10/31/2024	$17,577	$20,304	$32,177
11/30/2024	$19,556	$22,262	$34,066
12/31/2024	$18,029	$20,407	$33,254
1/31/2025	$18,347	$20,827	$34,180
2/28/2025	$17,335	$20,029	$33,734
3/31/2025	$16,358	$18,827	$31,833
4/30/2025	$15,652	$18,071	$31,617
5/31/2025	$16,241	$18,830	$33,607
6/30/2025	$17,241	$19,762	$35,316
7/31/2025	$17,570	$20,111	$36,109
8/31/2025	$18,182	$21,814	$36,841
9/30/2025	$17,935	$22,253	$38,185
10/31/2025	$17,547	$22,309	$39,079
11/30/2025	$17,982	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	(8.05%)	8.38%	6.04%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R5
Trading Symbol	LRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$92	0.96%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.80%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,560	$9,473	$9,842
1/31/2016	$8,990	$8,836	$9,354
2/29/2016	$8,998	$8,897	$9,341
3/31/2016	$9,677	$9,634	$9,975
4/30/2016	$9,766	$9,838	$10,014
5/31/2016	$10,013	$10,019	$10,193
6/30/2016	$10,053	$10,049	$10,220
7/31/2016	$10,453	$10,591	$10,597
8/31/2016	$10,635	$10,854	$10,612
9/30/2016	$10,667	$10,940	$10,614
10/31/2016	$10,279	$10,580	$10,420
11/30/2016	$11,346	$11,985	$10,806
12/31/2016	$11,544	$12,480	$11,019
1/31/2017	$11,525	$12,391	$11,228
2/28/2017	$11,607	$12,570	$11,674
3/31/2017	$11,602	$12,463	$11,688
4/30/2017	$11,652	$12,512	$11,808
5/31/2017	$11,448	$12,123	$11,974
6/30/2017	$11,593	$12,547	$12,049
7/31/2017	$11,602	$12,626	$12,297
8/31/2017	$11,335	$12,316	$12,334
9/30/2017	$11,834	$13,188	$12,589
10/31/2017	$12,092	$13,205	$12,882
11/30/2017	$12,450	$13,587	$13,277
12/31/2017	$12,306	$13,458	$13,425
1/31/2018	$12,647	$13,624	$14,194
2/28/2018	$12,103	$12,942	$13,671
3/31/2018	$12,159	$13,102	$13,323
4/30/2018	$12,271	$13,330	$13,374
5/31/2018	$12,896	$14,105	$13,696
6/30/2018	$12,993	$14,190	$13,781
7/31/2018	$13,237	$14,441	$14,294
8/31/2018	$13,995	$14,785	$14,759
9/30/2018	$13,822	$14,418	$14,843
10/31/2018	$12,352	$13,127	$13,829
11/30/2018	$12,357	$13,339	$14,111
12/31/2018	$10,874	$11,727	$12,837
1/31/2019	$11,981	$13,009	$13,865
2/28/2019	$12,514	$13,515	$14,310
3/31/2019	$12,224	$13,125	$14,588
4/30/2019	$12,828	$13,622	$15,179
5/31/2019	$11,496	$12,509	$14,215
6/30/2019	$12,301	$13,306	$15,216
7/31/2019	$12,313	$13,327	$15,435
8/31/2019	$11,780	$12,583	$15,190
9/30/2019	$12,337	$13,229	$15,475
10/31/2019	$12,372	$13,550	$15,810
11/30/2019	$12,709	$13,867	$16,384
12/31/2019	$13,111	$14,353	$16,878
1/31/2020	$12,597	$13,578	$16,872
2/29/2020	$11,241	$12,259	$15,483
3/31/2020	$8,172	$9,234	$13,570
4/30/2020	$9,268	$10,374	$15,310
5/31/2020	$9,809	$10,671	$16,039
6/30/2020	$10,076	$10,980	$16,358
7/31/2020	$10,309	$11,207	$17,281
8/31/2020	$10,563	$11,810	$18,523
9/30/2020	$9,974	$11,261	$17,819
10/31/2020	$10,337	$11,664	$17,345
11/30/2020	$12,179	$13,915	$19,244
12/31/2020	$12,953	$15,018	$19,984
1/31/2021	$13,285	$15,808	$19,782
2/28/2021	$14,704	$17,293	$20,327
3/31/2021	$15,306	$18,197	$21,218
4/30/2021	$15,935	$18,565	$22,350
5/31/2021	$16,150	$19,142	$22,506
6/30/2021	$15,755	$19,026	$23,032
7/31/2021	$15,264	$18,345	$23,579
8/31/2021	$15,479	$18,837	$24,296
9/30/2021	$15,229	$18,459	$23,166
10/31/2021	$15,949	$19,163	$24,789
11/30/2021	$15,568	$18,509	$24,617
12/31/2021	$16,421	$19,263	$25,720
1/31/2022	$15,531	$18,140	$24,389
2/28/2022	$15,618	$18,440	$23,659
3/31/2022	$15,358	$18,801	$24,537
4/30/2022	$14,138	$17,342	$22,398
5/31/2022	$14,351	$17,675	$22,439
6/30/2022	$12,745	$15,929	$20,587
7/31/2022	$13,863	$17,471	$22,485
8/31/2022	$13,508	$16,919	$21,568
9/30/2022	$12,139	$15,195	$19,581
10/31/2022	$13,603	$17,107	$21,167
11/30/2022	$14,178	$17,630	$22,350
12/31/2022	$13,580	$16,473	$21,062
1/31/2023	$14,887	$18,045	$22,385
2/28/2023	$14,903	$17,629	$21,839
3/31/2023	$14,286	$16,365	$22,641
4/30/2023	$14,213	$15,957	$22,994
5/31/2023	$13,945	$15,643	$23,094
6/30/2023	$15,114	$16,886	$24,620
7/31/2023	$15,853	$18,160	$25,411
8/31/2023	$15,407	$17,286	$25,007
9/30/2023	$14,571	$16,386	$23,814
10/31/2023	$13,775	$15,409	$23,314
11/30/2023	$14,838	$16,796	$25,443
12/31/2023	$16,302	$18,886	$26,599
1/31/2024	$16,042	$18,028	$27,046
2/29/2024	$16,611	$18,618	$28,490
3/31/2024	$17,263	$19,434	$29,406
4/30/2024	$16,229	$18,196	$28,205
5/31/2024	$17,263	$19,047	$29,604
6/30/2024	$17,018	$18,726	$30,666
7/31/2024	$18,638	$21,008	$31,039
8/31/2024	$18,459	$20,613	$31,792
9/30/2024	$18,239	$20,627	$32,471
10/31/2024	$17,987	$20,304	$32,177
11/30/2024	$20,005	$22,262	$34,066
12/31/2024	$18,445	$20,407	$33,254
1/31/2025	$18,788	$20,827	$34,180
2/28/2025	$17,742	$20,029	$33,734
3/31/2025	$16,759	$18,827	$31,833
4/30/2025	$16,038	$18,071	$31,617
5/31/2025	$16,636	$18,830	$33,607
6/30/2025	$17,672	$19,762	$35,316
7/31/2025	$18,006	$20,111	$36,109
8/31/2025	$18,638	$21,814	$36,841
9/30/2025	$18,392	$22,253	$38,185
10/31/2025	$18,006	$22,309	$39,079
11/30/2025	$18,445	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	(7.80%)	8.66%	6.31%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R6
Trading Symbol	LRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.89%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.72%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,560	$9,473	$9,842
1/31/2016	$8,991	$8,836	$9,354
2/29/2016	$9,003	$8,897	$9,341
3/31/2016	$9,681	$9,634	$9,975
4/30/2016	$9,770	$9,838	$10,014
5/31/2016	$10,021	$10,019	$10,193
6/30/2016	$10,061	$10,049	$10,220
7/31/2016	$10,461	$10,591	$10,597
8/31/2016	$10,643	$10,854	$10,612
9/30/2016	$10,679	$10,940	$10,614
10/31/2016	$10,291	$10,580	$10,420
11/30/2016	$11,358	$11,985	$10,806
12/31/2016	$11,559	$12,480	$11,019
1/31/2017	$11,537	$12,391	$11,228
2/28/2017	$11,623	$12,570	$11,674
3/31/2017	$11,618	$12,463	$11,688
4/30/2017	$11,668	$12,512	$11,808
5/31/2017	$11,469	$12,123	$11,974
6/30/2017	$11,609	$12,547	$12,049
7/31/2017	$11,618	$12,626	$12,297
8/31/2017	$11,351	$12,316	$12,334
9/30/2017	$11,854	$13,188	$12,589
10/31/2017	$12,117	$13,205	$12,882
11/30/2017	$12,470	$13,587	$13,277
12/31/2017	$12,331	$13,458	$13,425
1/31/2018	$12,672	$13,624	$14,194
2/28/2018	$12,128	$12,942	$13,671
3/31/2018	$12,184	$13,102	$13,323
4/30/2018	$12,301	$13,330	$13,374
5/31/2018	$12,926	$14,105	$13,696
6/30/2018	$13,022	$14,190	$13,781
7/31/2018	$13,266	$14,441	$14,294
8/31/2018	$14,029	$14,785	$14,759
9/30/2018	$13,856	$14,418	$14,843
10/31/2018	$12,387	$13,127	$13,829
11/30/2018	$12,392	$13,339	$14,111
12/31/2018	$10,906	$11,727	$12,837
1/31/2019	$12,017	$13,009	$13,865
2/28/2019	$12,549	$13,515	$14,310
3/31/2019	$12,265	$13,125	$14,588
4/30/2019	$12,868	$13,622	$15,179
5/31/2019	$11,532	$12,509	$14,215
6/30/2019	$12,336	$13,306	$15,216
7/31/2019	$12,348	$13,327	$15,435
8/31/2019	$11,816	$12,583	$15,190
9/30/2019	$12,372	$13,229	$15,475
10/31/2019	$12,413	$13,550	$15,810
11/30/2019	$12,750	$13,867	$16,384
12/31/2019	$13,157	$14,353	$16,878
1/31/2020	$12,637	$13,578	$16,872
2/29/2020	$11,277	$12,259	$15,483
3/31/2020	$8,202	$9,234	$13,570
4/30/2020	$9,302	$10,374	$15,310
5/31/2020	$9,849	$10,671	$16,039
6/30/2020	$10,115	$10,980	$16,358
7/31/2020	$10,348	$11,207	$17,281
8/31/2020	$10,601	$11,810	$18,523
9/30/2020	$10,013	$11,261	$17,819
10/31/2020	$10,375	$11,664	$17,345
11/30/2020	$12,227	$13,915	$19,244
12/31/2020	$13,002	$15,018	$19,984
1/31/2021	$13,334	$15,808	$19,782
2/28/2021	$14,763	$17,293	$20,327
3/31/2021	$15,364	$18,197	$21,218
4/30/2021	$15,999	$18,565	$22,350
5/31/2021	$16,220	$19,142	$22,506
6/30/2021	$15,819	$19,026	$23,032
7/31/2021	$15,322	$18,345	$23,579
8/31/2021	$15,543	$18,837	$24,296
9/30/2021	$15,302	$18,459	$23,166
10/31/2021	$16,027	$19,163	$24,789
11/30/2021	$15,640	$18,509	$24,617
12/31/2021	$16,499	$19,263	$25,720
1/31/2022	$15,605	$18,140	$24,389
2/28/2022	$15,691	$18,440	$23,659
3/31/2022	$15,440	$18,801	$24,537
4/30/2022	$14,207	$17,342	$22,398
5/31/2022	$14,419	$17,675	$22,439
6/30/2022	$12,810	$15,929	$20,587
7/31/2022	$13,941	$17,471	$22,485
8/31/2022	$13,579	$16,919	$21,568
9/30/2022	$12,206	$15,195	$19,581
10/31/2022	$13,681	$17,107	$21,167
11/30/2022	$14,262	$17,630	$22,350
12/31/2022	$13,654	$16,473	$21,062
1/31/2023	$14,973	$18,045	$22,385
2/28/2023	$14,989	$17,629	$21,839
3/31/2023	$14,366	$16,365	$22,641
4/30/2023	$14,293	$15,957	$22,994
5/31/2023	$14,026	$15,643	$23,094
6/30/2023	$15,199	$16,886	$24,620
7/31/2023	$15,944	$18,160	$25,411
8/31/2023	$15,499	$17,286	$25,007
9/30/2023	$14,665	$16,386	$23,814
10/31/2023	$13,856	$15,409	$23,314
11/30/2023	$14,932	$16,796	$25,443
12/31/2023	$16,402	$18,886	$26,599
1/31/2024	$16,142	$18,028	$27,046
2/29/2024	$16,710	$18,618	$28,490
3/31/2024	$17,375	$19,434	$29,406
4/30/2024	$16,337	$18,196	$28,205
5/31/2024	$17,367	$19,047	$29,604
6/30/2024	$17,124	$18,726	$30,666
7/31/2024	$18,763	$21,008	$31,039
8/31/2024	$18,577	$20,613	$31,792
9/30/2024	$18,366	$20,627	$32,471
10/31/2024	$18,106	$20,304	$32,177
11/30/2024	$20,143	$22,262	$34,066
12/31/2024	$18,580	$20,407	$33,254
1/31/2025	$18,921	$20,827	$34,180
2/28/2025	$17,871	$20,029	$33,734
3/31/2025	$16,873	$18,827	$31,833
4/30/2025	$16,155	$18,071	$31,617
5/31/2025	$16,759	$18,830	$33,607
6/30/2025	$17,801	$19,762	$35,316
7/31/2025	$18,142	$20,111	$36,109
8/31/2025	$18,781	$21,814	$36,841
9/30/2025	$18,527	$22,253	$38,185
10/31/2025	$18,142	$22,309	$39,079
11/30/2025	$18,588	$22,936	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	(7.72%)	8.74%	6.40%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 366,554,483
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,781,751
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388